AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.
7,365 1,352,656
General Dynamics Corp.
23,924 5,147,249
Howmet Aerospace, Inc.
40,076 1,986,166
Huntington Ingalls Industries, Inc.
17,346 3,947,950
Lockheed Martin Corp.
15,213 7,003,761
Textron, Inc.
107,934 7,299,576
26,737,358
Automobile Components - 0.5%
BorgWarner, Inc.
87,097 4,259,914
Lear Corp.
7,986 1,146,391
5,406,305
Automobiles - 1.6%
General Motors Co.
303,788 11,714,065
Tesla, Inc. *
17,062 4,466,320
16,180,385
Banks - 1.6%
Citigroup, Inc.
157,119 7,233,759
FNB Corp.
30,369 347,421
JPMorgan Chase & Co.
14,700 2,137,968
Popular, Inc.
107,169 6,485,868
16,205,016
Biotechnology - 2.7%
AbbVie, Inc.
3,580 482,334
Amgen, Inc.
10,707 2,377,168
Biogen, Inc. *
12,413 3,535,843
Gilead Sciences, Inc.
122,946 9,475,448
Horizon Therapeutics plc *
5,383 553,642
Regeneron Pharmaceuticals, Inc. *
895 643,093
United Therapeutics Corp. *
48,351 10,673,483
27,741,011
Broadline Retail - 2.2%
Amazon.com, Inc. *
120,539 15,713,464
Macy's, Inc.
378,033 6,067,430
Nordstrom, Inc.
28,182 576,885
22,357,779
Building Products - 2.4%
Builders FirstSource, Inc. *
90,957 12,370,152
Masterbrand, Inc. *
137,860 1,603,312
Owens Corning
77,276 10,084,518
Trane Technologies plc
1,767 337,956
24,395,938
Capital Markets - 0.1%
Ameriprise Financial, Inc. 2,618 869,595
Chemicals - 2.4%
CF Industries Holdings, Inc.
144,901 10,059,027
Chemours Co. (The)
14,639 540,033
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.4% (continued)
Huntsman Corp.
104,010 2,810,350
LyondellBasell Industries NV, Class
A 63,603 5,840,664
Mosaic Co. (The)
157,558 5,514,530
24,764,604
Commercial Services & Supplies - 0.8%
Cintas Corp.
1,315 653,660
Copart, Inc. *
10,142 925,052
Waste Management, Inc.
38,312 6,644,067
8,222,779
Communications Equipment - 1.7%
Cisco Systems, Inc. 332,159 17,185,907
Construction & Engineering - 0.4%
EMCOR Group, Inc.
19,228 3,552,950
Valmont Industries, Inc.
1,059 308,222
3,861,172
Construction Materials - 0.1%
Eagle Materials, Inc. 6,584 1,227,389
Consumer Finance - 0.4%
SLM Corp.
75,578 1,233,433
Synchrony Financial
91,332 3,097,981
4,331,414
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos., Inc., Class A
4,409 96,205
Costco Wholesale Corp.
5,737 3,088,686
Kroger Co. (The)
147,970 6,954,590
Target Corp.
6,109 805,777
Walmart, Inc.
56,207 8,834,616
19,779,874
Containers & Packaging - 0.6%
Berry Global Group, Inc.
60,902 3,918,435
International Paper Co.
68,969 2,193,904
6,112,339
Distributors - 0.0% (a)
LKQ Corp. 8,234 479,795
Diversified Consumer Services - 0.7%
H&R Block, Inc. 226,171 7,208,070
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 243,287 3,880,428
Electrical Equipment - 0.7%
Acuity Brands, Inc. 41,785 6,814,298
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics, Inc. *
88,166 12,628,016
Avnet, Inc.
72,326 3,648,847
CDW Corp.
1,804 331,034
Jabil, Inc.
104,568 11,286,024

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.8%
(continued)
TD SYNNEX Corp.
11,568 1,087,392
28,981,313
Entertainment - 0.4%
Activision Blizzard, Inc. *
21,255 1,791,796
Playtika Holding Corp. *
228,968 2,656,029
4,447,825
Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B *
43,607 14,869,987
MGIC Investment Corp.
96,191 1,518,856
Visa, Inc., Class A
8,619 2,046,840
Western Union Co. (The)
327,839 3,845,552
22,281,235
Food Products - 0.6%
Archer-Daniels-Midland Co.
35,067 2,649,662
Post Holdings, Inc. *
16,648 1,442,549
Tyson Foods, Inc., Class A
48,469 2,473,858
6,566,069
Ground Transportation - 1.3%
Avis Budget Group, Inc. *
10,410 2,380,455
Knight-Swift Transportation
Holdings, Inc., Class A 9,438 524,375
Landstar System, Inc.
2,004 385,850
Ryder System, Inc.
53,612 4,545,762
Schneider National, Inc., Class B
126,122 3,622,224
U-Haul Holding Co.
1,585 87,682
XPO, Inc. *
33,627 1,983,993
13,530,341
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
5,900 643,218
QuidelOrtho Corp. *
16,675 1,381,691
2,024,909
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.
22,127 2,092,551
Cigna Group (The)
5,449 1,528,990
CVS Health Corp.
66,540 4,599,910
Elevance Health, Inc.
24,456 10,865,556
McKesson Corp.
9,346 3,993,639
Molina Healthcare, Inc. *
25,826 7,779,824
UnitedHealth Group, Inc.
5,781 2,778,580
Universal Health Services, Inc.,
Class B 41,817 6,597,468
40,236,518
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. *
2,089 5,640,989
Darden Restaurants, Inc.
21,313 3,560,976
Expedia Group, Inc. *
32,514 3,556,706
Marriott Vacations Worldwide Corp.
10,580 1,298,378
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 2.1% (continued)
Penn Entertainment, Inc. *
180,406 4,335,156
Texas Roadhouse, Inc., Class A
3,198 359,071
Travel + Leisure Co.
14,175 571,820
Wendy's Co. (The)
103,169 2,243,926
21,567,022
Household Durables - 2.9%
Lennar Corp., Class A
44,728 5,604,866
NVR, Inc. *
58 368,336
PulteGroup, Inc.
144,808 11,248,685
Toll Brothers, Inc.
154,135 12,187,455
29,409,342
Household Products - 1.0%
Procter & Gamble Co. (The) 70,506 10,698,580
Industrial Conglomerates - 0.1%
3M Co. 7,270 727,654
Insurance - 3.1%
Allstate Corp. (The)
3,653 398,323
American International Group, Inc.
105,669 6,080,194
Assurant, Inc.
2,455 308,643
Assured Guaranty Ltd.
8,238 459,680
Axis Capital Holdings Ltd.
5,479 294,934
Everest Re Group Ltd.
30,124 10,298,191
First American Financial Corp.
8,007 456,559
MetLife, Inc.
10,090 570,388
Old Republic International Corp.
38,754 975,438
Reinsurance Group of America,
Inc. 21,987 3,049,377
Travelers Cos., Inc. (The)
1,930 335,164
Unum Group
173,200 8,261,640
31,488,531
Interactive Media & Services - 3.8%
Alphabet, Inc., Class A *
103,646 12,406,426
Alphabet, Inc., Class C *
118,248 14,304,461
Meta Platforms, Inc., Class A *
41,098 11,794,304
38,505,191
IT Services - 0.4%
Accenture plc, Class A
4,736 1,461,435
Cognizant Technology Solutions
Corp., Class A 9,464 617,810
VeriSign, Inc. *
9,225 2,084,573
4,163,818
Life Sciences Tools & Services - 0.2%
Syneos Health, Inc. * 42,956 1,810,166
Machinery - 4.2%
AGCO Corp.
45,464 5,974,879
Allison Transmission Holdings, Inc.
215,643 12,175,204
Caterpillar, Inc.
1,663 409,181
Crane NXT Co.
17,290 975,848
Cummins, Inc.
5,311 1,302,045

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 4.2% (continued)
Donaldson Co., Inc.
11,100 693,861
Oshkosh Corp.
28,905 2,502,884
PACCAR, Inc.
132,207 11,059,115
Snap-on, Inc.
16,004 4,612,193
Timken Co. (The)
36,576 3,347,801
43,053,011
Metals & Mining - 2.6%
Nucor Corp.
17,924 2,939,177
Reliance Steel & Aluminum Co.
27,179 7,381,545
Steel Dynamics, Inc.
78,678 8,570,394
United States Steel Corp.
293,678 7,344,887
26,236,003
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.
43,295 6,812,468
Coterra Energy, Inc.
84,626 2,141,038
EOG Resources, Inc.
8,269 946,304
Exxon Mobil Corp.
159,567 17,113,561
HF Sinclair Corp.
188,611 8,413,937
Marathon Petroleum Corp.
41,232 4,807,651
PDC Energy, Inc.
8,917 634,355
Pioneer Natural Resources Co.
5,852 1,212,417
Valero Energy Corp.
55,588 6,520,473
48,602,204
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp. 66,584 4,992,468
Passenger Airlines - 0.0% (a)
United Airlines Holdings, Inc. * 5,100 279,837
Pharmaceuticals - 1.6%
Johnson & Johnson
19,883 3,291,034
Pfizer, Inc.
188,999 6,932,483
Viatris, Inc.
636,834 6,355,604
16,579,121
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp.,
Class A 39,385 4,395,366
Concentrix Corp.
25,395 2,050,646
ManpowerGroup, Inc.
54,035 4,290,379
Robert Half International, Inc.
30,759 2,313,692
13,050,083
Semiconductors & Semiconductor Equipment - 6.8%
Allegro MicroSystems, Inc. (Japan)
* 9,292 419,441
Applied Materials, Inc.
50,413 7,286,695
Broadcom, Inc.
12,487 10,831,598
Cirrus Logic, Inc. *
46,190 3,741,852
Lam Research Corp.
14,075 9,048,254
Lattice Semiconductor Corp. *
4,606 442,498
Microchip Technology, Inc.
51,379 4,603,045
Micron Technology, Inc.
36,208 2,285,087
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.8% (continued)
NVIDIA Corp.
36,275 15,345,051
ON Semiconductor Corp. *
75,415 7,132,751
QUALCOMM, Inc.
19,055 2,268,307
Skyworks Solutions, Inc.
11,140 1,233,087
Teradyne, Inc.
12,312 1,370,695
Texas Instruments, Inc.
20,600 3,708,412
69,716,773
Software - 10.0%
Adobe, Inc. *
25,341 12,391,496
AppLovin Corp., Class A *
59,085 1,520,257
Cadence Design Systems, Inc. *
32,463 7,613,223
DocuSign, Inc., Class A *
8,483 433,396
Dropbox, Inc., Class A *
14,790 394,449
Fortinet, Inc. *
7,915 598,295
Intuit, Inc.
672 307,904
Manhattan Associates, Inc. *
4,944 988,207
Microsoft Corp.
207,875 70,789,752
NCR Corp. *
113,149 2,851,355
RingCentral, Inc., Class A *
22,248 728,177
Teradata Corp. *
33,618 1,795,537
VMware, Inc., Class A *
6,693 961,717
Zoom Video Communications, Inc.,
Class A * 16,500 1,120,020
102,493,785
Specialty Retail - 4.2%
Advance Auto Parts, Inc.
13,146 924,164
AutoNation, Inc. *
73,895 12,163,856
Bath & Body Works, Inc.
52,120 1,954,500
Best Buy Co., Inc.
50,422 4,132,083
Dick's Sporting Goods, Inc.
5,679 750,707
Home Depot, Inc. (The)
1,055 327,725
Murphy USA, Inc.
12,078 3,757,587
Penske Automotive Group, Inc.
57,670 9,609,552
Ulta Beauty, Inc. *
3,876 1,824,026
Williams-Sonoma, Inc.
61,380 7,681,093
43,125,293
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.
414,271 80,356,146
Hewlett Packard Enterprise Co.
294,450 4,946,760
HP, Inc.
214,628 6,591,226
91,894,132
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. * 48,789 1,751,037
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc.,
Class A 36,601 3,487,343
United Rentals, Inc.
14,863 6,619,534

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.1% (continued)
Univar Solutions, Inc. *
28,451 1,019,684
11,126,561
TOTAL COMMON STOCKS
(Cost $582,862,833) 973,100,278
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4.5%
Limited Purpose Cash Investment
Fund, 5.10% (b)
(Cost $46,136,135) 46,155,198 46,136,736
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $628,998,968) 1,019,237,014
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (c) 4,218,796
NET ASSETS - 100.0% 1,023,455,810
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 46,833,444 4.6%
Consumer Discretionary 147,485,028 14.4
Consumer Staples 37,044,524 3.6
Energy 48,602,204 4.8
Financials 75,175,791 7.4
Health Care 88,391,724 8.6
Industrials 151,799,032 14.8
Information Technology 314,435,728 30.7
Materials 63,332,803 6.2
Investment Companies 46,136,736 4.5
Total Investments In Securities
At Value 1,019,237,014 99.6
Other Assets in Excess of
Liabilities (c) 4,218,796 0.4
Net Assets
$ 1,023,455,810 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of June 30, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 197 9/2023 USD $ 44,209,263 $ 1,403,234
$ 1,403,234

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.5%
Aerospace & Defense - 0.7%
AAR Corp. *
1,965 113,498
Aerojet Rocketdyne Holdings, Inc. *
3,839 210,646
AerSale Corp. *
9,147 134,461
Ducommun, Inc. *
1,921 83,698
Moog, Inc., Class A
1,353 146,706
National Presto Industries, Inc.
468 34,257
V2X, Inc. *
673 33,354
756,620
Air Freight & Logistics - 0.5%
Hub Group, Inc., Class A * 6,511 522,964
Automobile Components - 1.7%
Adient plc *
2,404 92,121
American Axle & Manufacturing
Holdings, Inc. * 4,946 40,903
Dana, Inc.
16,488 280,296
Goodyear Tire & Rubber Co. (The)
* 27,709 379,059
LCI Industries
1,718 217,087
Modine Manufacturing Co. *
8,285 273,571
Patrick Industries, Inc.
5,106 408,480
XPEL, Inc. *(a)
738 62,154
1,753,671
Automobiles - 0.1%
Cenntro Electric Group Ltd.
(Australia) * 74,364 21,506
Winnebago Industries, Inc.
1,070 71,358
92,864
Banks - 4.6%
1st Source Corp.
4,426 185,582
Axos Financial, Inc. *
5,587 220,351
Bancorp, Inc. (The) *
7,871 256,988
Bridgewater Bancshares, Inc. *
12,387 122,012
Cathay General Bancorp
9,115 293,412
Community Trust Bancorp, Inc.
984 35,001
CrossFirst Bankshares, Inc. *
10,893 108,930
Customers Bancorp, Inc. *
17,043 515,721
First Financial Corp.
3,792 123,126
First Merchants Corp.
4,786 135,109
Fulton Financial Corp.
5,753 68,576
Great Southern Bancorp, Inc.
7,773 394,324
Hancock Whitney Corp.
1,620 62,176
Hanmi Financial Corp.
5,324 79,487
Heartland Financial USA, Inc.
9,631 268,416
Independent Bank Corp.
4,928 83,579
International Bancshares Corp.
10,172 449,602
Lakeland Bancorp, Inc.
1,943 26,017
Mercantile Bank Corp.
3,684 101,752
Midland States Bancorp, Inc.
7,733 153,964
NBT Bancorp, Inc.
4,174 132,942
OceanFirst Financial Corp.
8,560 133,707
OFG Bancorp
3,824 99,730
INVESTMENTS SHARES VALUE ($)
Banks - 4.6% (continued)
Provident Financial Services, Inc.
13,062 213,433
S&T Bancorp, Inc.
4,271 116,129
Southern Missouri Bancorp, Inc.
2,777 106,776
TrustCo Bank Corp.
9,243 264,442
WSFS Financial Corp.
3,787 142,846
4,894,130
Beverages - 1.2%
Coca-Cola Consolidated, Inc.
971 617,575
MGP Ingredients, Inc.
2,225 236,473
National Beverage Corp. *
2,361 114,154
Primo Water Corp.
2,336 29,294
Vita Coco Co., Inc. (The) *
8,955 240,621
1,238,117
Biotechnology - 6.6%
ACADIA Pharmaceuticals, Inc. *
4,832 115,726
ADMA Biologics, Inc. *
38,552 142,257
Alkermes plc *
11,207 350,779
Amicus Therapeutics, Inc. *
15,837 198,913
Anika Therapeutics, Inc. *
3,291 85,500
Arcellx, Inc. *
3,740 118,259
Arcturus Therapeutics Holdings,
Inc. * 2,393 68,631
Atara Biotherapeutics, Inc. *
47,288 76,134
C4 Therapeutics, Inc. *
8,171 22,470
CareDx, Inc. *
4,842 41,157
Catalyst Pharmaceuticals, Inc. *
51,087 686,609
Chimerix, Inc. *
105,224 127,321
Cullinan Oncology, Inc. *
10,917 117,467
Cytokinetics, Inc. *
3,638 118,672
Eagle Pharmaceuticals, Inc. *
26,368 512,594
Halozyme Therapeutics, Inc. *
6,000 216,420
Heron Therapeutics, Inc. *
46,608 54,065
ImmunoGen, Inc. *
1,719 32,438
Insmed, Inc. *
6,637 140,041
Ironwood Pharmaceuticals, Inc.,
Class A * 52,444 558,004
IVERIC bio, Inc. *
5,593 220,029
Kiniksa Pharmaceuticals Ltd.,
Class A * 27,564 388,101
Kodiak Sciences, Inc. *
4,381 30,229
MacroGenics, Inc. *
40,305 215,632
Madrigal Pharmaceuticals, Inc. *
595 137,445
Organogenesis Holdings, Inc.,
Class A * 127,898 424,621
PDL BioPharma, Inc. (3)*(b)
32,677 6,904
Point Biopharma Global, Inc. *
34,206 309,906
Poseida Therapeutics, Inc. *
26,426 46,510
Prothena Corp. plc (Ireland) *
1,573 107,404
PTC Therapeutics, Inc. *
768 31,235
Sutro Biopharma, Inc. *
6,231 28,974
TG Therapeutics, Inc. *
5,550 137,862
Vaxcyte, Inc. *
1,106 55,234
Veracyte, Inc. *
6,150 156,641

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 6.6% (continued)
Vericel Corp. *
4,139 155,502
Vir Biotechnology, Inc. *
23,412 574,296
Zymeworks, Inc. *
12,932 111,732
6,921,714
Building Products - 2.3%
Apogee Enterprises, Inc.
12,449 590,954
Insteel Industries, Inc.
7,233 225,091
JELD-WEN Holding, Inc. *
2,571 45,095
PGT Innovations, Inc. *
3,778 110,129
Quanex Building Products Corp.
5,172 138,868
UFP Industries, Inc.
13,298 1,290,571
2,400,708
Capital Markets - 0.7%
Brightsphere Investment Group,
Inc. 4,263 89,310
Diamond Hill Investment Group,
Inc. 178 30,492
Donnelley Financial Solutions,
Inc. * 4,172 189,951
Oppenheimer Holdings, Inc., Class
A 5,140 206,525
StoneX Group, Inc. *
1,990 165,329
Virtus Investment Partners, Inc.
373 73,656
755,263
Chemicals - 2.2%
AdvanSix, Inc.
8,910 311,672
American Vanguard Corp.
5,009 89,511
FutureFuel Corp.
57,094 505,282
Intrepid Potash, Inc. *
2,845 64,553
Koppers Holdings, Inc.
3,235 110,313
Livent Corp. *
7,025 192,696
LSB Industries, Inc. *
29,444 290,023
Rayonier Advanced Materials,
Inc. * 104,521 447,350
Stepan Co.
2,573 245,876
Tronox Holdings plc
3,520 44,739
2,302,015
Commercial Services & Supplies - 0.6%
ACCO Brands Corp.
35,378 184,319
Deluxe Corp.
2,272 39,715
Ennis, Inc.
9,779 199,296
Interface, Inc., Class A
14,577 128,132
Steelcase, Inc., Class A
8,010 61,757
VSE Corp.
1,051 57,479
670,698
Communications Equipment - 1.0%
Aviat Networks, Inc. *
1,159 38,676
Calix, Inc. *
4,311 215,162
CommScope Holding Co., Inc. *
16,624 93,593
Digi International, Inc. *
3,152 124,157
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 1.0% (continued)
Extreme Networks, Inc. *
18,579 483,983
NetScout Systems, Inc. *
3,078 95,264
1,050,835
Construction & Engineering - 2.4%
API Group Corp. *
6,084 165,850
Arcosa, Inc.
3,429 259,815
Comfort Systems USA, Inc.
2,375 389,975
Fluor Corp. *
2,573 76,161
MYR Group, Inc. *
6,743 932,826
Northwest Pipe Co. *
5,417 163,810
Sterling Infrastructure, Inc. *
7,551 421,346
Tutor Perini Corp. *
23,226 166,066
2,575,849
Construction Materials - 0.1%
Knife River Corp. * 2,158 93,873
Consumer Finance - 0.4%
Bread Financial Holdings, Inc.
4,915 154,282
Enova International, Inc. *
2,470 131,206
Navient Corp.
2,234 41,508
Oportun Financial Corp. *
7,665 45,760
372,756
Consumer Staples Distribution & Retail - 1.1%
Fresh Market, Inc. (The) Escrow
(3)*(b) 199 –
Ingles Markets, Inc., Class A
7,717 637,810
SpartanNash Co.
1,939 43,647
Sprouts Farmers Market, Inc. *
5,381 197,644
United Natural Foods, Inc. *
10,349 202,323
Weis Markets, Inc.
2,014 129,319
1,210,743
Containers & Packaging - 0.2%
O-I Glass, Inc. *
6,568 140,095
Pactiv Evergreen, Inc.
3,933 29,773
169,868
Diversified Consumer Services - 1.0%
2U, Inc. *
26,273 105,880
Adtalem Global Education, Inc. *
1,456 49,999
American Public Education, Inc. *
15,329 72,659
Duolingo, Inc., Class A *
574 82,048
Perdoceo Education Corp. *
46,677 572,727
Stride, Inc. *
3,904 145,346
WW International, Inc. *
9,362 62,913
1,091,572
Diversified REITs - 0.0% (c)
American Assets Trust, Inc., REIT 1,543 29,626

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 0.1%
EchoStar Corp., Class A *
6,781 117,583
IDT Corp., Class B *
1,305 33,734
151,317
Electric Utilities - 0.2%
ALLETE, Inc.
1,018 59,014
PNM Resources, Inc.
4,384 197,718
256,732
Electrical Equipment - 2.4%
Array Technologies, Inc. *
9,929 224,395
Atkore, Inc. *
7,306 1,139,298
Encore Wire Corp.
5,463 1,015,736
Energy Vault Holdings, Inc. *
28,501 77,808
Shoals Technologies Group, Inc.,
Class A * 4,051 103,543
2,560,780
Electronic Equipment, Instruments & Components - 4.1%
Advanced Energy Industries, Inc.
496 55,279
Belden, Inc.
917 87,711
Benchmark Electronics, Inc.
5,152 133,076
ePlus, Inc. *
6,394 359,982
Fabrinet (Thailand) *
4,922 639,269
Insight Enterprises, Inc. *
8,323 1,217,988
Kimball Electronics, Inc. *
3,423 94,578
Methode Electronics, Inc.
8,233 275,970
PC Connection, Inc.
6,519 294,007
Sanmina Corp. *
10,765 648,807
ScanSource, Inc. *
1,900 56,164
TTM Technologies, Inc. *
7,610 105,779
Vishay Intertechnology, Inc.
13,050 383,670
4,352,280
Energy Equipment & Services - 1.5%
ChampionX Corp.
1,346 41,780
Helmerich & Payne, Inc.
2,561 90,787
Liberty Energy, Inc., Class A
37,068 495,599
NexTier Oilfield Solutions, Inc. *
8,198 73,290
Noble Corp. plc *
3,503 144,709
Patterson-UTI Energy, Inc.
21,416 256,350
ProPetro Holding Corp. *
37,186 306,413
RPC, Inc.
7,931 56,707
Weatherford International plc *
2,091 138,884
1,604,519
Financial Services - 1.7%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 5,279 116,455
Cass Information Systems, Inc.
864 33,506
Jackson Financial, Inc., Class A
5,646 172,824
Mr Cooper Group, Inc. *
16,899 855,765
Radian Group, Inc.
1,181 29,856
INVESTMENTS SHARES VALUE ($)
Financial Services - 1.7% (continued)
StoneCo Ltd., Class A (Brazil) *
44,398 565,630
1,774,036
Food Products - 1.8%
Benson Hill, Inc. *
6,647 8,641
Calavo Growers, Inc.
2,110 61,232
Cal-Maine Foods, Inc.
12,686 570,870
Fresh Del Monte Produce, Inc.
3,900 100,269
John B Sanfilippo & Son, Inc.
6,589 772,692
Lancaster Colony Corp.
517 103,964
Seneca Foods Corp., Class A *
1,860 60,785
Vital Farms, Inc. *
2,466 29,567
Whole Earth Brands, Inc. *
41,384 166,364
1,874,384
Gas Utilities - 0.3%
ONE Gas, Inc. 3,759 288,729
Ground Transportation - 1.2%
ArcBest Corp.
7,399 731,021
Covenant Logistics Group, Inc.,
Class A 8,766 384,214
Universal Logistics Holdings, Inc.
5,905 170,123
1,285,358
Health Care Equipment & Supplies - 2.5%
Avanos Medical, Inc. *
5,091 130,126
Axonics, Inc. *
912 46,029
Embecta Corp.
6,056 130,810
Figs, Inc., Class A *
17,561 145,229
Haemonetics Corp. *
2,309 196,588
Inogen, Inc. *
6,378 73,666
Integer Holdings Corp. *
343 30,393
iRhythm Technologies, Inc. *
510 53,203
Lantheus Holdings, Inc. *
4,655 390,648
LeMaitre Vascular, Inc.
1,376 92,577
Merit Medical Systems, Inc. *
3,172 265,306
OraSure Technologies, Inc. *
38,439 192,579
Tactile Systems Technology, Inc. *
10,052 250,596
TransMedics Group, Inc. *
463 38,883
Zimvie, Inc. *
30,224 339,416
Zynex, Inc. *
25,562 245,140
2,621,189
Health Care Providers & Services - 3.0%
AdaptHealth Corp., Class A *
11,281 137,290
Addus HomeCare Corp. *
875 81,112
AMN Healthcare Services, Inc. *
4,359 475,654
Community Health Systems, Inc. *
5,081 22,356
CorVel Corp. *
2,593 501,745
Cross Country Healthcare, Inc. *
16,372 459,726
Ensign Group, Inc. (The)
4,930 470,618
Hims & Hers Health, Inc. *
3,556 33,426
Invitae Corp. *
59,274 66,980
Joint Corp. (The) *
2,254 30,429
National Research Corp.
2,904 126,353

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.0% (continued)
Owens & Minor, Inc. *
18,023 343,158
Patterson Cos., Inc.
5,749 191,212
Pediatrix Medical Group, Inc. *
4,709 66,915
PetIQ, Inc., Class A *
2,653 40,246
Select Medical Holdings Corp.
5,422 172,745
3,219,965
Health Care REITs - 0.1%
Diversified Healthcare Trust, REIT
11,069 24,905
National Health Investors, Inc.,
REIT 561 29,408
Physicians Realty Trust, REIT
2,250 31,477
85,790
Health Care Technology - 0.3%
Simulations Plus, Inc.
1,686 73,054
Veradigm, Inc. *
18,230 229,698
302,752
Hotel & Resort REITs - 0.2%
DiamondRock Hospitality Co.,
REIT 5,516 44,183
Service Properties Trust, REIT
16,808 146,062
190,245
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.
11,605 312,059
Brinker International, Inc. *
2,169 79,385
Hilton Grand Vacations, Inc. *
2,439 110,828
Inspired Entertainment, Inc. *
8,406 123,652
International Game Technology plc
1,324 42,222
Monarch Casino & Resort, Inc.
2,244 158,090
RCI Hospitality Holdings, Inc.
2,387 181,388
Red Rock Resorts, Inc., Class A
2,270 106,191
Target Hospitality Corp. *
31,465 422,260
Vacasa, Inc., Class A *
21,157 14,355
1,550,430
Household Durables - 3.4%
Beazer Homes USA, Inc. *
21,116 597,372
Cavco Industries, Inc. *
459 135,405
Century Communities, Inc.
659 50,493
Ethan Allen Interiors, Inc.
2,815 79,608
Green Brick Partners, Inc. *
3,118 177,102
Hovnanian Enterprises, Inc., Class
A * 2,806 278,383
KB Home
7,991 413,215
M/I Homes, Inc. *
3,649 318,156
MDC Holdings, Inc.
4,307 201,438
Meritage Homes Corp.
1,424 202,592
Taylor Morrison Home Corp., Class
A * 14,483 706,336
Tri Pointe Homes, Inc. *
6,166 202,615
INVESTMENTS SHARES VALUE ($)
Household Durables - 3.4% (continued)
Tupperware Brands Corp. *
255,862 204,690
3,567,405
Independent Power and Renewable Electricity Producers - 0.0% (c)
Ormat Technologies, Inc. 438 35,241
Industrial REITs - 0.1%
Innovative Industrial Properties,
Inc., REIT 1,034 75,492
Insurance - 2.2%
Ambac Financial Group, Inc. *
48,629 692,477
American Equity Investment Life
Holding Co. 702 36,581
Argo Group International Holdings
Ltd. 1,247 36,924
eHealth, Inc. *
5,312 42,708
Employers Holdings, Inc.
13,872 518,952
Genworth Financial, Inc., Class A *
80,234 401,170
Oscar Health, Inc., Class A *
5,831 46,998
Selective Insurance Group, Inc.
4,313 413,832
Stewart Information Services Corp.
3,125 128,563
United Fire Group, Inc.
1,323 29,979
2,348,184
Interactive Media & Services - 0.7%
Cargurus, Inc., Class A *
11,002 248,975
EverQuote, Inc., Class A *
19,870 129,155
fuboTV, Inc. *
34,825 72,436
Yelp, Inc., Class A *
5,558 202,367
Ziff Davis, Inc. *
469 32,858
685,791
IT Services - 0.4%
Hackett Group, Inc. (The)
9,556 213,577
Perficient, Inc. *
680 56,664
Squarespace, Inc., Class A *
3,885 122,533
Unisys Corp. *
7,349 29,249
422,023
Leisure Products - 1.3%
Acushnet Holdings Corp.
2,580 141,074
Johnson Outdoors, Inc., Class A
997 61,266
Malibu Boats, Inc., Class A *
4,386 257,283
MasterCraft Boat Holdings, Inc. *
15,328 469,803
Sturm Ruger & Co., Inc.
563 29,817
Vista Outdoor, Inc. *
14,324 396,345
1,355,588
Life Sciences Tools & Services - 0.1%
Codexis, Inc. *
15,520 43,456
Singular Genomics Systems, Inc. *
7,564 6,278
49,734

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 4.1%
Blue Bird Corp. *
4,506 101,295
CIRCOR International, Inc. *
722 40,757
Federal Signal Corp.
2,937 188,056
Kennametal, Inc.
4,258 120,885
Manitowoc Co., Inc. (The) *
31,390 591,074
Mueller Industries, Inc.
16,679 1,455,743
Proto Labs, Inc. *
3,501 122,395
REV Group, Inc.
13,034 172,831
Standex International Corp.
367 51,919
Terex Corp.
4,626 276,774
Titan International, Inc. *
39,779 456,663
Wabash National Corp.
28,796 738,329
4,316,721
Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc.
748 35,934
Safe Bulkers, Inc. (Greece)
33,241 108,366
144,300
Media - 0.3%
AMC Networks, Inc., Class A *
9,881 118,078
Gray Television, Inc.
3,972 31,299
TEGNA, Inc.
6,510 105,723
Thryv Holdings, Inc. *
3,467 85,288
340,388
Metals & Mining - 3.7%
Alpha Metallurgical Resources, Inc.
2,861 470,234
Arconic Corp. *
8,857 261,990
Commercial Metals Co.
18,692 984,321
Constellium SE, Class A *
11,805 203,046
Olympic Steel, Inc.
9,392 460,208
Ramaco Resources, Inc., Class A
8,315 70,179
Ramaco Resources, Inc., Class B *
1,663 17,644
Ryerson Holding Corp.
10,496 455,316
Schnitzer Steel Industries, Inc.,
Class A 1,790 53,682
SunCoke Energy, Inc.
15,698 123,543
TimkenSteel Corp. *
18,757 404,588
Warrior Met Coal, Inc.
9,207 358,613
Worthington Industries, Inc.
778 54,048
3,917,412
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 10,665 120,728
Arbor Realty Trust, Inc.
6,322 93,692
Blackstone Mortgage Trust, Inc.,
Class A 9,163 190,682
Chimera Investment Corp.
12,242 70,636
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 115,100
590,838
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 0.1%
Black Hills Corp.
1,078 64,960
NorthWestern Corp.
1,316 74,696
139,656
Office REITs - 0.2%
Brandywine Realty Trust, REIT
6,383 29,681
Equity Commonwealth, REIT
8,265 167,449
Piedmont Office Realty Trust, Inc.,
Class A, REIT 6,312 45,888
243,018
Oil, Gas & Consumable Fuels - 4.3%
Arch Resources, Inc.
1,759 198,345
Ardmore Shipping Corp. (Ireland)
11,222 138,592
California Resources Corp.
1,663 75,317
Centrus Energy Corp., Class A *
1,603 52,194
Chord Energy Corp.
2,175 334,515
Civitas Resources, Inc.
6,310 437,725
CONSOL Energy, Inc.
5,560 377,024
Dorian LPG Ltd.
7,586 194,581
Gulfport Energy Corp. *
2,017 211,926
International Seaways, Inc.
5,076 194,106
Matador Resources Co.
1,065 55,721
Murphy Oil Corp.
948 36,308
Par Pacific Holdings, Inc. *
1,930 51,357
PBF Energy, Inc., Class A
23,215 950,422
Peabody Energy Corp.
17,827 386,133
REX American Resources Corp. *
1,748 60,848
Scorpio Tankers, Inc. (Monaco)
2,747 129,741
Sitio Royalties Corp., Class A
3,114 81,805
Teekay Tankers Ltd., Class A
(Canada) 11,041 422,097
Vertex Energy, Inc. *
30,494 190,587
4,579,344
Paper & Forest Products - 0.1%
Clearwater Paper Corp. * 2,937 91,987
Passenger Airlines - 0.4%
Allegiant Travel Co. *
806 101,781
JetBlue Airways Corp. *
4,166 36,911
SkyWest, Inc. *
4,026 163,939
Spirit Airlines, Inc.
4,469 76,688
379,319
Personal Care Products - 1.8%
BellRing Brands, Inc. *
1,124 41,138
Edgewell Personal Care Co.
2,995 123,724
elf Beauty, Inc. *
4,500 514,035
Herbalife Ltd. *
4,065 53,821
Medifast, Inc.
5,939 547,338
Nu Skin Enterprises, Inc., Class A
8,737 290,068
USANA Health Sciences, Inc. *
5,612 353,781
1,923,905

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.1%
Amneal Pharmaceuticals, Inc. *
115,798 358,974
Amphastar Pharmaceuticals, Inc. *
4,194 241,029
Axsome Therapeutics, Inc. *
356 25,582
Corcept Therapeutics, Inc. *
15,134 336,732
Harmony Biosciences Holdings,
Inc. * 1,998 70,310
Innoviva, Inc. *
33,853 430,949
Intra-Cellular Therapies, Inc. *
2,214 140,190
Ligand Pharmaceuticals, Inc. *
1,036 74,696
Nektar Therapeutics, Class A *
127,097 73,106
Phibro Animal Health Corp., Class
A 8,567 117,368
Prestige Consumer Healthcare,
Inc. * 2,551 151,606
Supernus Pharmaceuticals, Inc. *
5,371 161,452
Xeris Biopharma Holdings, Inc. *
12,736 33,368
2,215,362
Professional Services - 1.6%
Barrett Business Services, Inc.
2,851 248,607
CSG Systems International, Inc.
749 39,502
ExlService Holdings, Inc. *
372 56,194
Heidrick & Struggles International,
Inc. 5,806 153,685
IBEX Holdings Ltd. *
2,303 48,893
Insperity, Inc.
1,101 130,975
Kelly Services, Inc., Class A
5,182 91,255
Kforce, Inc.
6,692 419,321
Maximus, Inc.
1,417 119,750
Resources Connection, Inc.
13,735 215,777
TrueBlue, Inc. *
8,666 153,475
1,677,434
Real Estate Management & Development - 0.2%
Forestar Group, Inc. * 10,063 226,921
Residential REITs - 0.1%
BRT Apartments Corp., REIT 3,812 75,478
Retail REITs - 0.1%
Necessity Retail REIT, Inc. (The),
Class A, REIT 5,454 36,869
Urstadt Biddle Properties, Inc.,
Class A, REIT 1,158 24,619
61,488
Semiconductors & Semiconductor Equipment - 5.2%
ACM Research, Inc., Class A *
20,803 272,103
Alpha & Omega Semiconductor
Ltd. * 3,246 106,469
Amkor Technology, Inc.
30,674 912,551
Axcelis Technologies, Inc. *
2,645 484,908
Diodes, Inc. *
6,970 644,655
FormFactor, Inc. *
6,297 215,483
Kulicke & Soffa Industries, Inc.
(Singapore) 5,752 341,956
MaxLinear, Inc., Class A *
5,896 186,078
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 5.2% (continued)
Onto Innovation, Inc. *
1,983 230,960
Photronics, Inc. *
24,229 624,866
Power Integrations, Inc.
6,519 617,154
Rambus, Inc. *
1,513 97,089
SMART Global Holdings, Inc. *
7,592 220,244
Synaptics, Inc. *
3,549 303,014
Ultra Clean Holdings, Inc. *
7,195 276,720
5,534,250
Software - 4.1%
8x8, Inc. *
87,109 368,471
A10 Networks, Inc.
4,144 60,461
Adeia, Inc.
20,180 222,182
Appfolio, Inc., Class A *
397 68,339
Blend Labs, Inc., Class A *
55,026 52,121
Box, Inc., Class A *
3,183 93,516
Cleanspark, Inc. *
69,161 296,701
Clear Secure, Inc., Class A
1,470 34,060
CommVault Systems, Inc. *
899 65,285
Digital Turbine, Inc. *
18,946 175,819
Ebix, Inc.
19,068 480,514
LiveRamp Holdings, Inc. *
4,067 116,153
Mitek Systems, Inc. *
6,033 65,398
PagerDuty, Inc. *
1,695 38,104
Progress Software Corp.
5,680 330,008
Qualys, Inc. *
2,190 282,882
Rimini Street, Inc. *
35,862 171,779
Riot Platforms, Inc. *
6,303 74,501
Sprinklr, Inc., Class A *
3,448 47,686
SPS Commerce, Inc. *
3,897 748,458
Telos Corp. *
114,603 293,384
Upland Software, Inc. *
37,118 133,625
Veritone, Inc. *
7,345 28,792
Xperi, Inc. *
2,766 36,373
Zeta Global Holdings Corp., Class
A * 8,754 74,759
4,359,371
Specialized REITs - 0.0% (c)
PotlatchDeltic Corp., REIT 819 43,284
Specialty Retail - 3.9%
Academy Sports & Outdoors, Inc.
4,166 225,172
Asbury Automotive Group, Inc. *
2,406 578,451
Buckle, Inc. (The)
1,724 59,650
Build-A-Bear Workshop, Inc.
3,563 76,319
Caleres, Inc.
5,005 119,770
Chico's FAS, Inc. *
30,796 164,759
Citi Trends, Inc. *
49 865
Container Store Group, Inc. (The) *
22,721 71,344
Designer Brands, Inc., Class A
36,481 368,458
Destination XL Group, Inc. *
48,753 238,890
Foot Locker, Inc.
1,160 31,448
Genesco, Inc. *
3,420 85,637
Group 1 Automotive, Inc.
2,771 715,195
Haverty Furniture Cos., Inc.
2,403 72,619

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.9% (continued)
Hibbett, Inc.
2,973 107,890
ODP Corp. (The) *
7,955 372,453
Sally Beauty Holdings, Inc. *
9,403 116,127
Signet Jewelers Ltd.
4,375 285,512
Sonic Automotive, Inc., Class A
4,105 195,685
Sportsman's Warehouse Holdings,
Inc. * 5,495 31,322
Upbound Group, Inc.
4,183 130,217
Urban Outfitters, Inc. *
2,394 79,313
4,127,096
Technology Hardware, Storage & Peripherals - 1.5%
Avid Technology, Inc. *
6,235 158,992
Eastman Kodak Co. *
25,993 120,088
IonQ, Inc. *
5,681 76,864
Super Micro Computer, Inc. *
4,986 1,242,761
1,598,705
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. *
12,955 249,643
Movado Group, Inc.
5,139 137,879
Oxford Industries, Inc.
361 35,530
423,052
Tobacco - 0.2%
Universal Corp.
2,848 142,229
Vector Group Ltd.
6,859 87,864
230,093
Trading Companies & Distributors - 3.9%
BlueLinx Holdings, Inc. *
4,333 406,349
Boise Cascade Co.
13,096 1,183,223
GMS, Inc. *
7,975 551,870
Hudson Technologies, Inc. *
3,976 38,249
Rush Enterprises, Inc., Class A
11,626 706,163
Textainer Group Holdings Ltd.
(China) 7,363 289,955
Titan Machinery, Inc. *
3,784 111,628
Triton International Ltd.
3,107 258,689
Veritiv Corp.
4,357 547,283
4,093,409
Water Utilities - 0.0% (c)
Artesian Resources Corp., Class A 704 33,243
TOTAL COMMON STOCKS
(Cost $65,397,581) 100,927,924
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 5.0%
INVESTMENT COMPANIES - 5.0%
Limited Purpose Cash Investment
Fund, 5.10% (d)
(Cost $5,278,591) 5,280,816 5,278,704
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.5%
(Cost $70,676,172) 106,206,628
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.5)% (e) (521,236)
NET ASSETS - 100.0% 105,685,392
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,177,496 1.1%
Consumer Discretionary 13,961,678 13.2
Consumer Staples 6,477,241 6.1
Energy 6,183,863 5.9
Financials 10,735,207 10.2
Health Care 15,330,716 14.5
Industrials 21,384,160 20.2
Information Technology 17,317,464 16.4
Materials 6,575,156 6.2
Real Estate 1,031,342 1.0
Utilities 753,601 0.7
Investment Companies 5,278,704 5.0
Total Investments In Securities
At Value 106,206,628 100.5
Liabilities in Excess of Other
Assets (e) (521,236) (0.5)
Net Assets
$ 105,685,392 100.0%

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $62,154, which represents 0.06% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2023 amounted to $6,904, which represents 0.01% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 45 9/2023 USD $ 4,283,325 $ 13,081
$ 13,081

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Australia - 6.5%
Aristocrat Leisure Ltd. 5,384 139,299
Aurizon Holdings Ltd. 675,710 1,767,796
BHP Group Ltd. 287,262 8,635,659
BlueScope Steel Ltd. 134,477 1,850,783
Brambles Ltd. 197,006 1,894,326
Coles Group Ltd. 87,792 1,077,988
Fortescue Metals Group Ltd. 221,376 3,284,937
Lottery Corp. Ltd. (The) 57,040 195,548
Pilbara Minerals Ltd. 903,696 2,970,145
Ramsay Health Care Ltd. 3,473 130,481
Rio Tinto Ltd. 8,995 688,834
Rio Tinto plc 22,683 1,441,498
Santos Ltd. 210,305 1,052,259
South32 Ltd. 51,665 130,072
Tabcorp Holdings Ltd. 57,040 42,310
Telstra Group Ltd. 74,159 212,740
Transurban Group 29,539 281,252
Washington H Soul Pattinson &
Co. Ltd. 32,513 690,220
WiseTech Global Ltd. 82,047 4,400,859
Woodside Energy Group Ltd. 17,156 396,845
31,283,851
—
Belgium - 0.2%
Ageas SA/NV 24,366 987,779
Groupe Bruxelles Lambert NV 1,467 115,649
1,103,428
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 11,328 489,890
Canada - 9.8%
Agnico Eagle Mines Ltd. (1) 20,342 1,015,756
Alimentation Couche-Tard, Inc. (1) 21,067 1,080,265
Bank of Montreal (1) 12,049 1,088,162
Canadian Apartment Properties,
REIT (1) 3,482 133,681
Canadian Imperial Bank of
Commerce (1) 3,169 135,300
Canadian National Railway Co. (1) 1,804 218,455
Canadian Pacific Kansas City Ltd.
(1) 10,275 829,911
Canadian Tire Corp. Ltd., Class A
(1) 8,795 1,202,454
CCL Industries, Inc., Class B (1) 4,615 226,857
CGI, Inc. (1)* 27,366 2,885,850
Element Fleet Management Corp.
(1) 19,142 291,591
Empire Co. Ltd., Class A (1) 5,288 150,208
Fairfax Financial Holdings Ltd. (1) 7,929 5,939,135
Franco-Nevada Corp. (1) 1,593 227,042
George Weston Ltd. (1) 10,696 1,264,546
Great-West Lifeco, Inc. (1) 6,006 174,411
iA Financial Corp., Inc. (1) 13,966 951,449
Imperial Oil Ltd. (1) 52,502 2,686,232
Intact Financial Corp. (1) 11,447 1,767,405
Loblaw Cos. Ltd. (1) 10,805 989,191
Manulife Financial Corp. (1) 28,526 539,189
National Bank of Canada (1) 4,864 362,390
INVESTMENTS SHARES VALUE ($)
Canada - 9.8% (continued)
Nutrien Ltd. (1) 28,822 1,701,580
Nuvei Corp. (1)*(a) 40,855 1,206,452
Open Text Corp. (1) 10,900 453,361
Power Corp. of Canada (1) 5,259 141,563
RB Global, Inc. (1) 43,395 2,604,191
Restaurant Brands International,
Inc. (1) 83,229 6,452,879
Royal Bank of Canada (1) 23,203 2,215,998
Saputo, Inc. (1) 6,296 141,057
Teck Resources Ltd., Class B (1) 58,926 2,479,362
TFI International, Inc. (1) 7,358 838,304
Thomson Reuters Corp. (1) 12,243 1,653,008
Toronto-Dominion Bank (The) (1) 9,710 601,840
West Fraser Timber Co. Ltd. (1) 35,466 3,046,904
47,695,979
—
China - 1.3%
BOC Hong Kong Holdings Ltd. 1,077,500 3,300,734
Budweiser Brewing Co. APAC Ltd.
(a) 295,800 765,430
Prosus NV 8,437 617,877
SITC International Holdings Co.
Ltd. 795,000 1,455,781
Wilmar International Ltd. 94,500 266,227
6,406,049
—
Denmark - 3.0%
Carlsberg A/S, Class B 2,133 341,560
Genmab A/S * 11,178 4,235,989
Novo Nordisk A/S, Class B 43,022 6,949,767
Pandora A/S 31,882 2,849,666
14,376,982
—
Finland - 0.4%
Nokia OYJ 124,892 523,280
Wartsila OYJ Abp 107,581 1,213,081
1,736,361
—
France - 9.5%
AXA SA 118,661 3,506,589
BNP Paribas SA 65,235 4,116,717
Carrefour SA 139,187 2,637,695
Cie de Saint-Gobain 73,096 4,450,552
Dassault Aviation SA 17,160 3,438,025
Eiffage SA 1,538 160,580
Hermes International 1,050 2,282,405
Ipsen SA 19,499 2,347,217
L'Oreal SA 2,880 1,343,451
LVMH Moet Hennessy Louis
Vuitton SE 1,244 1,172,983
Orange SA 297,691 3,478,949
Publicis Groupe SA 45,751 3,671,804
Renault SA 6,785 286,283
Societe Generale SA 27,498 715,120
Sodexo SA 25,922 2,854,462
Thales SA 3,672 550,172
TotalEnergies SE 148,957 8,550,823
Unibail-Rodamco-Westfield, REIT * 4,856 256,126
45,819,953
—

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.2%
Allianz SE (Registered) 3,857 898,387
Bayerische Motoren Werke AG 24,349 2,995,099
Brenntag SE 37,884 2,955,638
Commerzbank AG 260,427 2,887,055
Daimler Truck Holding AG 32,664 1,177,281
Deutsche Bank AG (Registered) 476,350 5,007,757
Deutsche Boerse AG 5,597 1,033,288
Deutsche Lufthansa AG
(Registered) * 23,147 237,339
Deutsche Post AG (Registered) 81,981 4,005,776
Fresenius SE & Co. KGaA 12,270 340,330
GEA Group AG 15,986 669,271
Hannover Rueck SE 2,264 480,644
Infineon Technologies AG 6,802 280,122
Knorr-Bremse AG 11,293 863,278
MTU Aero Engines AG 6,246 1,620,020
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 11,461 4,302,603
Rational AG 1,155 836,337
Rheinmetall AG 10,914 2,989,914
RWE AG 16,289 709,815
Siemens AG (Registered) 1,815 302,562
Siemens Energy AG * 3,772 66,696
34,659,212
—
Hong Kong - 1.6%
CK Asset Holdings Ltd. 333,439 1,852,841
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,223,815
Link, REIT 39,000 217,118
Sun Hung Kai Properties Ltd. 11,000 138,981
Swire Pacific Ltd., Class A 123,000 944,969
WH Group Ltd. (a) 6,426,500 3,422,586
7,800,310
—
Italy - 2.2%
Coca-Cola HBC AG 79,015 2,357,008
Eni SpA 66,286 954,279
Prysmian SpA 47,973 2,006,408
UniCredit SpA 232,501 5,406,479
10,724,174
—
Japan - 20.0%
Bandai Namco Holdings, Inc. 16,500 382,096
Dai-ichi Life Holdings, Inc. 57,800 1,099,350
Daito Trust Construction Co. Ltd. 9,500 962,404
Daiwa House REIT Investment
Corp., REIT 127 243,503
Dentsu Group, Inc. 18,600 611,701
Fuji Electric Co. Ltd. 7,100 312,578
Fujitsu Ltd. 12,400 1,605,588
Hakuhodo DY Holdings, Inc. 114,300 1,206,537
Ibiden Co. Ltd. 24,800 1,411,057
Iida Group Holdings Co. Ltd. 115,400 1,950,126
ITOCHU Corp. 105,100 4,174,736
Japan Post Holdings Co. Ltd. 654,000 4,700,461
Japan Post Insurance Co. Ltd. 260,200 3,910,527
Japan Real Estate Investment
Corp., REIT 84 319,668
INVESTMENTS SHARES VALUE ($)
Japan - 20.0% (continued)
Japan Tobacco, Inc. 35,000 766,710
Kajima Corp. 9,300 140,417
Kao Corp. 77,100 2,797,952
Kobayashi Pharmaceutical Co. Ltd. 13,100 712,295
M3, Inc. 12,400 270,377
Marubeni Corp. 171,700 2,926,456
Mazda Motor Corp. 105,100 1,015,706
McDonald's Holdings Co. Japan
Ltd. (1) 48,100 1,870,065
MEIJI Holdings Co. Ltd. 6,900 154,083
Mitsui & Co. Ltd. 70,800 2,679,626
Mitsui OSK Lines Ltd. 5,800 139,543
Mizuho Financial Group, Inc. 93,520 1,429,497
MS&AD Insurance Group Holdings,
Inc. 148,300 5,251,645
Nexon Co. Ltd. 55,200 1,058,553
NGK Insulators Ltd. 92,900 1,109,926
Nippon Shinyaku Co. Ltd. 6,200 253,665
Nippon Steel Corp. 152,200 3,185,437
Nissin Foods Holdings Co. Ltd. 4,600 380,351
Nitori Holdings Co. Ltd. 27,600 3,099,322
Nitto Denko Corp. 5,800 430,509
Nomura Real Estate Holdings, Inc. 10,700 254,388
Nomura Real Estate Master Fund,
Inc., REIT 317 365,623
Obayashi Corp. 276,800 2,393,860
Oji Holdings Corp. 34,800 130,120
Ono Pharmaceutical Co. Ltd. 51,400 927,432
Oracle Corp. Japan 6,500 483,429
Osaka Gas Co. Ltd. 35,100 538,006
Otsuka Corp. 13,400 521,952
Otsuka Holdings Co. Ltd. 24,200 887,696
Panasonic Holdings Corp. 372,300 4,565,117
Renesas Electronics Corp. * 71,700 1,353,145
Resona Holdings, Inc. 44,900 214,980
Sekisui Chemical Co. Ltd. 9,500 137,248
Sekisui House Ltd. 100,600 2,032,080
Shimizu Corp. 229,100 1,450,518
Sompo Holdings, Inc. 47,900 2,149,237
Square Enix Holdings Co. Ltd. 30,700 1,428,406
Subaru Corp. 16,300 306,991
SUMCO Corp. 330,200 4,684,610
Sumitomo Corp. 52,500 1,113,786
Sumitomo Mitsui Financial Group,
Inc. 54,900 2,352,984
Sumitomo Mitsui Trust Holdings,
Inc. 52,900 1,876,658
Suntory Beverage & Food Ltd. 17,900 648,906
Taisei Corp. 22,500 786,113
Tokyo Electric Power Co. Holdings,
Inc. * 152,000 557,509
Tokyo Gas Co. Ltd. 134,600 2,936,652
TOPPAN, Inc. 104,300 2,254,098
Tosoh Corp. 248,800 2,942,838
Toyota Tsusho Corp. 63,500 3,173,483
Unicharm Corp. 24,100 896,156
96,926,488
—

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Luxembourg - 0.4%
ArcelorMittal SA 64,136 1,749,896
Netherlands - 5.7%
ABN AMRO Bank NV, CVA (a) 166,252 2,584,096
ASM International NV 2,182 926,486
ASML Holding NV 2,977 2,159,303
Heineken NV 9,117 937,561
ING Groep NV 109,319 1,473,795
Koninklijke Ahold Delhaize NV 186,570 6,360,736
NN Group NV 17,591 651,178
OCI NV 56,121 1,347,971
Randstad NV 11,367 599,492
Shell plc 191,540 5,713,961
Wolters Kluwer NV 35,973 4,567,617
27,322,196
—
Singapore - 1.4%
CapitaLand Integrated Commercial
Trust, REIT 156,096 221,210
Genting Singapore Ltd. 349,600 243,767
Jardine Cycle & Carriage Ltd. 9,300 239,810
Oversea-Chinese Banking Corp.
Ltd. 18,800 171,023
Singapore Airlines Ltd. 77,400 410,067
STMicroelectronics NV 90,317 4,504,417
Venture Corp. Ltd. 111,300 1,215,150
7,005,444
—
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria
SA 500,247 3,843,249
Banco Santander SA 311,306 1,152,498
Industria de Diseno Textil SA 52,218 2,025,422
Redeia Corp. SA 14,437 242,787
Repsol SA 384,220 5,588,094
12,852,050
—
Sweden - 3.6%
Alfa Laval AB 5,091 185,708
Atlas Copco AB, Class B 42,828 534,000
Evolution AB (a) 38,694 4,903,451
Hexagon AB, Class B 13,741 169,019
Investor AB, Class B 44,280 885,825
Sandvik AB 47,783 932,925
Securitas AB, Class B 146,931 1,206,855
Skandinaviska Enskilda Banken
AB, Class A 17,456 193,068
SKF AB, Class B 149,082 2,597,828
Svenska Handelsbanken AB, Class
A 47,501 397,690
Swedbank AB, Class A 25,129 424,080
Swedish Orphan Biovitrum AB * 93,506 1,827,600
Telefonaktiebolaget LM Ericsson,
Class B 67,988 369,399
Volvo AB, Class B 128,723 2,663,926
17,291,374
—
INVESTMENTS SHARES VALUE ($)
Switzerland - 5.3%
ABB Ltd. (Registered) 47,425 1,865,740
Banque Cantonale Vaudoise
(Registered) 1,792 189,280
BKW AG 5,405 955,604
Cie Financiere Richemont SA
(Registered) 9,476 1,609,669
Geberit AG (Registered) 1,227 643,051
Lonza Group AG (Registered) 1,739 1,039,423
Novartis AG (Registered) 107,454 10,833,452
Sonova Holding AG (Registered) 5,051 1,347,796
Swatch Group AG (The) 17,175 5,021,837
Temenos AG (Registered) 9,207 733,113
UBS Group AG (Registered) 8,620 174,716
Zurich Insurance Group AG 2,922 1,389,962
25,803,643
—
United Kingdom - 9.7%
3i Group plc 30,804 763,537
Associated British Foods plc 159,101 4,028,895
AstraZeneca plc 2,462 352,938
Aviva plc 205,010 1,031,457
BAE Systems plc 560,030 6,603,454
Barclays plc 2,868,946 5,604,750
Barratt Developments plc 66,145 347,640
BP plc 515,230 2,999,864
British American Tobacco plc 52,898 1,757,560
BT Group plc 2,848,245 4,432,250
Bunzl plc 15,676 597,382
Burberry Group plc 110,087 2,970,532
CK Hutchison Holdings Ltd. 188,500 1,150,480
Compass Group plc 69,600 1,949,019
Entain plc 50,256 812,629
Imperial Brands plc 24,800 548,935
JD Sports Fashion plc 292,180 542,753
Kingfisher plc 52,609 155,051
Legal & General Group plc 558,654 1,617,472
Lloyds Banking Group plc 1,237,857 686,204
London Stock Exchange Group plc 9,002 958,113
Next plc 4,263 373,806
Reckitt Benckiser Group plc 11,653 875,733
Rolls-Royce Holdings plc * 768,090 1,477,039
Standard Chartered plc 33,267 289,426
Tesco plc 1,302,007 4,107,242
47,034,161
—
United States - 4.1%
CSL Ltd. 13,789 2,553,430
Haleon plc 130,925 537,378
Holcim AG 14,221 958,598
Nestle SA (Registered) 26,527 3,190,975
Roche Holding AG 27,669 8,452,052
Stellantis NV 223,507 3,929,431
19,621,864
—
TOTAL COMMON STOCKS
(Cost $374,150,055) 457,703,305

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference)
(Cost $525,569) 8,101 647,888
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 5.10% (1)(b)
(Cost $22,313,027) 22,327,584 22,318,653
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $396,988,651) 480,669,846
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (c) 2,673,289
NET ASSETS - 100.0% 483,343,135
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,100,941 3.3%
Consumer Discretionary 61,335,023 12.7
Consumer Staples 45,186,566 9.4
Energy 27,942,356 5.8
Financials 97,554,482 20.2
Health Care 42,749,646 8.8
Industrials 88,016,465 18.2
Information Technology 28,680,140 5.9
Materials 38,934,689 8.1
Real Estate 5,910,513 1.2
Utilities 5,940,372 1.2
Investment Companies 22,318,653 4.6
Total Investments In Securities
At Value 480,669,846 99.4
Other Assets in Excess of
Liabilities (c) 2,673,289 0.6
Net Assets
$ 483,343,135 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $12,882,015, which represents 2.67% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 183 9/2023 USD $ 19,722,825 $ 129,825
$ 129,825

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.4%
Brazil - 4.1%
Ambev SA, ADR (1) 1,111,995 3,536,144
Banco do Brasil SA (1) 718,500 7,412,786
BB Seguridade Participacoes SA
(1) 160,000 1,028,194
Gerdau SA, ADR (1) 577,790 3,016,064
Hapvida Participacoes e
Investimentos SA (1)*(a) 448,200 409,990
Lojas Renner SA (1)* 101,300 423,124
Magazine Luiza SA (1)* 947,700 667,004
PRIO SA (1)* 226,600 1,754,799
Ultrapar Participacoes SA (1) 141,600 558,628
Vibra Energia SA (1) 573,300 2,161,160
20,967,893
—
Chile - 1.2%
Cencosud SA (1) 1,443,273 2,797,241
Empresas Copec SA (1) 19,251 142,866
Sociedad Quimica y Minera de
Chile SA, ADR (1) 43,162 3,134,424
6,074,531
—
China - 28.0%
3SBio, Inc. *(a) 2,026,500 2,039,221
AAC Technologies Holdings, Inc. 514,000 1,214,856
Agricultural Bank of China Ltd.,
Class A 614,500 298,563
Alibaba Group Holding Ltd. * 971,604 10,114,233
Anhui Conch Cement Co. Ltd.,
Class A 22,200 72,598
Anhui Conch Cement Co. Ltd.,
Class A 48,323 158,025
Baidu, Inc., Class A * 204,600 3,489,613
Bank of Beijing Co. Ltd., Class A 371,578 236,854
Bank of Beijing Co. Ltd., Class A 197,800 126,083
Bank of China Ltd., Class A 609,800 328,049
Bank of Communications Co. Ltd.,
Class A 389,700 311,228
Bank of Communications Co. Ltd.,
Class H 267,000 177,152
Bank of Ningbo Co. Ltd., Class A 59,400 207,118
Bank of Shanghai Co. Ltd., Class A 227,711 180,257
Baoshan Iron & Steel Co. Ltd.,
Class A 742,222 574,242
BOE Technology Group Co. Ltd.,
Class A 176,100 99,288
BOE Technology Group Co. Ltd.,
Class A 1,508,900 850,738
Bosideng International Holdings
Ltd. 336,000 141,934
BYD Co. Ltd., Class A 32,300 1,151,035
BYD Electronic International Co.
Ltd. 105,500 320,929
China CITIC Bank Corp. Ltd., Class
H 4,677,000 2,198,927
China Communications Services
Corp. Ltd., Class H 1,988,000 981,530
China Construction Bank Corp.,
Class H * 10,075,000 6,522,793
INVESTMENTS SHARES VALUE ($)
China - 28.0% (continued)
China Everbright Bank Co. Ltd.,
Class A * 538,100 227,360
China Feihe Ltd. (a) 1,644,000 917,634
China Hongqiao Group Ltd. 2,761,000 2,255,147
China Lesso Group Holdings Ltd. 891,000 587,184
China Medical System Holdings
Ltd. 972,000 1,585,973
China Merchants Bank Co. Ltd.,
Class A 16,100 72,728
China Merchants Bank Co. Ltd.,
Class A
1
93,558 422,628
China Merchants Securities Co.
Ltd., Class A 240,200 449,282
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 79,400 142,439
China Minsheng Banking Corp.
Ltd., Class A 354,355 182,935
China Minsheng Banking Corp.
Ltd., Class H 651,500 241,201
China National Building Material
Co. Ltd., Class H 2,462,000 1,521,372
China Overseas Land & Investment
Ltd. 305,500 668,326
China Pacific Insurance Group Co.
Ltd., Class A 63,000 225,512
China Pacific Insurance Group Co.
Ltd., Class H 159,800 414,867
China Petroleum & Chemical Corp.,
Class A 474,800 415,740
China Resources Beer Holdings
Co. Ltd. 432,000 2,854,752
China Resources Land Ltd. 592,000 2,519,353
China Resources Pharmaceutical
Group Ltd. (a) 1,283,500 1,120,360
China Resources Power Holdings
Co. Ltd. 366,000 828,977
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 904,771
China Taiping Insurance Holdings
Co. Ltd. 1,411,600 1,470,563
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 539,761
China Vanke Co. Ltd., Class A 71,400 137,743
China Yangtze Power Co. Ltd.,
Class A 99,200 301,082
Chinasoft International Ltd. 570,000 359,475
CITIC Ltd. 4,123,000 4,936,636
CITIC Securities Co. Ltd., Class A 153,065 417,349
Country Garden Services Holdings
Co. Ltd. 511,000 663,104
CSPC Pharmaceutical Group Ltd. 1,486,000 1,293,234
Dongfeng Motor Group Co. Ltd.,
Class H 1,650,000 756,321
Dongyue Group Ltd. 2,777,000 2,085,816
East Buy Holding Ltd. *(a) 1,157,500 3,782,401
Far East Horizon Ltd. 861,000 682,987
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 56,967 367,774
GCL Technology Holdings Ltd. 13,235,000 3,072,576
Geely Automobile Holdings Ltd. 2,002,000 2,458,148

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 28.0% (continued)
Guotai Junan Securities Co. Ltd.,
Class A 94,200 181,646
H World Group Ltd., ADR (1)* 15,565 603,611
Haidilao International Holding Ltd.
(a) 1,834,000 4,055,727
Haier Smart Home Co. Ltd., Class A 225,900 730,528
Haitong Securities Co. Ltd., Class A 186,300 236,669
Hua Hong Semiconductor Ltd. *(a) 806,000 2,652,133
Huatai Securities Co. Ltd., Class A 136,300 258,797
Huaxia Bank Co. Ltd., Class A 291,300 217,013
Industrial & Commercial Bank of
China Ltd., Class A 350,800 232,777
Industrial Bank Co. Ltd., Class A 154,590 333,532
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 617,597
JD.com, Inc., Class A 40,338 687,947
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 236,338 1,559,011
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 520,989
Jiangxi Copper Co. Ltd., Class H 253,000 391,085
Jiumaojiu International Holdings
Ltd. (a) 525,000 863,374
KE Holdings, Inc., ADR (1)* 59,358 881,466
Kingboard Holdings Ltd. 227,000 620,883
Kunlun Energy Co. Ltd. 2,958,000 2,330,190
Kweichow Moutai Co. Ltd., Class
A
1
6,700 1,560,563
Kweichow Moutai Co. Ltd., Class A 1,100 256,212
Longfor Group Holdings Ltd. (a) 152,500 372,396
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,239,644
Luzhou Laojiao Co. Ltd., Class A
2
27,900 805,431
Luzhou Laojiao Co. Ltd., Class A 10,200 294,459
Meituan, Class B *(a) 16,480 258,422
NARI Technology Co. Ltd., Class A 392,649 1,249,337
New China Life Insurance Co. Ltd.,
Class A 38,600 195,629
New China Life Insurance Co. Ltd.,
Class H 529,700 1,399,760
New Oriental Education &
Technology Group, Inc. * 983,900 3,878,298
NIO, Inc., ADR (1)* 94,422 914,949
PDD Holdings, Inc., ADR (1)* 33,748 2,333,337
People's Insurance Co. Group of
China Ltd. (The), Class H 547,000 198,682
PetroChina Co. Ltd., Class A 448,500 461,523
PICC Property & Casualty Co. Ltd.,
Class H 2,674,000 2,977,384
Ping An Bank Co. Ltd., Class A
2
160,985 249,330
Ping An Insurance Group Co. of
China Ltd., Class A
1
51,900 331,581
Poly Developments and Holdings
Group Co. Ltd., Class A 78,100 140,040
SAIC Motor Corp. Ltd., Class A 167,800 327,582
Sany Heavy Industry Co. Ltd.,
Class A 238,100 545,441
Sany Heavy Industry Co. Ltd.,
Class A 76,600 175,476
INVESTMENTS SHARES VALUE ($)
China - 28.0% (continued)
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 140,558
Shanghai Pudong Development
Bank Co. Ltd., Class A 1,000 997
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 239,899
Sinopharm Group Co. Ltd., Class H 1,508,400 4,722,038
Tencent Holdings Ltd. 395,200 16,756,946
Tencent Music Entertainment
Group, ADR (1)* 53,386 393,989
Tongcheng Travel Holdings Ltd. *(b) 70,000 147,032
Topsports International Holdings
Ltd. (a) 1,196,000 1,040,548
Wuliangye Yibin Co. Ltd., Class A 11,582 261,262
Wuliangye Yibin Co. Ltd., Class A
1
30,100 678,983
Xiaomi Corp., Class B *(a) 885,400 1,217,367
Yihai International Holding Ltd. * 714,000 1,537,892
Yum China Holdings, Inc. (1) 33,622 1,899,643
Zhongsheng Group Holdings Ltd. 39,000 149,717
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 93,100 347,757
ZTO Express Cayman, Inc., ADR
(1) 34,228 858,438
142,212,294
—
Hong Kong - 0.2%
Orient Overseas International Ltd. 86,500 1,161,927
Hungary - 0.1%
OTP Bank Nyrt. 7,944 282,413
India - 13.0%
ABB India Ltd. 34,510 1,864,003
Aurobindo Pharma Ltd. 312,091 2,771,677
Axis Bank Ltd., GDR (1)(b) 14,131 843,621
Bajaj Auto Ltd. 13,107 751,009
Bharat Electronics Ltd. 1,244,693 1,911,520
Cipla Ltd. 122,687 1,520,131
Coal India Ltd. 2,201,028 6,209,270
Dr Reddy's Laboratories Ltd., ADR
(1) 43,227 2,728,056
GAIL India Ltd. 1,459,727 1,872,324
Hero MotoCorp Ltd. 11,046 392,652
Hindalco Industries Ltd. 383,806 1,979,207
Housing Development Finance
Corp. Ltd. 132,676 4,577,360
Indian Hotels Co. Ltd., Class A 59,169 283,700
ITC Ltd. 1,308,502 7,215,107
Jindal Steel & Power Ltd. 210,747 1,497,772
Larsen & Toubro Ltd., GDR (b) 16,111 485,152
NTPC Ltd. 2,728,344 6,301,352
Oil & Natural Gas Corp. Ltd. 3,353,651 6,564,345
Petronet LNG Ltd. 150,418 409,117
Power Grid Corp. of India Ltd. 489,155 1,524,912
Reliance Industries Ltd., GDR (a) 13,590 846,315
Samvardhana Motherson
International Ltd. 717,546 751,993
State Bank of India, GDR (b) 4,653 326,032
Tata Consultancy Services Ltd. 27,275 1,102,110
Tata Steel Ltd. 2,282,307 3,127,032
United Spirits Ltd. * 104,893 1,168,988

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 13.0% (continued)
Varun Beverages Ltd. 66,688 653,938
Vedanta Ltd. 1,446,175 4,925,682
Zomato Ltd. * 1,921,685 1,763,196
66,367,573
—
Indonesia - 2.2%
Adaro Energy Indonesia Tbk. PT 28,385,600 4,224,557
Aneka Tambang Tbk. 5,084,700 663,419
Bank Negara Indonesia Persero
Tbk. PT 222,200 136,331
Indofood Sukses Makmur Tbk. PT 1,686,400 826,924
Sumber Alfaria Trijaya Tbk. PT 4,393,400 757,035
Unilever Indonesia Tbk. PT 1,711,600 487,293
United Tractors Tbk. PT 2,583,300 4,006,435
Vale Indonesia Tbk. PT 319,000 134,628
11,236,622
—
Malaysia - 0.4%
AMMB Holdings Bhd. 176,800 137,361
Genting Bhd. 830,000 723,319
Malaysia Airports Holdings Bhd. 92,900 137,053
RHB Bank Bhd. 419,300 488,295
Sime Darby Bhd. 315,500 138,681
Sime Darby Plantation Bhd. 497,000 442,649
2,067,358
—
Mexico - 2.6%
Alfa SAB de CV, Class A (1) 1,844,200 1,147,440
Arca Continental SAB de CV (1) 253,700 2,607,699
Banco del Bajio SA (1)(a) 385,400 1,171,263
Cemex SAB de CV, ADR (1)* 88,200 624,456
Coca-Cola Femsa SAB de CV,
ADR (1) 20,280 1,689,527
Controladora AXTEL SAB de CV
(1)* 1,844,200 23,918
Fibra Uno Administracion SA de
CV, REIT (1) 170,900 249,606
Fomento Economico Mexicano
SAB de CV, ADR (1) 12,432 1,377,963
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 4,736 1,315,140
Grupo Bimbo SAB de CV, Series
A (1) 343,600 1,839,746
Grupo Financiero Banorte SAB de
CV, Class O (1) 31,800 262,340
Grupo Mexico SAB de CV, Series
B (1) 51,600 248,429
Promotora y Operadora de
Infraestructura SAB de CV (1) 63,005 631,191
13,188,718
—
Philippines - 0.3%
BDO Unibank, Inc. 238,478 597,168
International Container Terminal
Services, Inc. 132,770 490,378
PLDT, Inc. 6,500 153,982
SM Prime Holdings, Inc. 634,600 378,721
1,620,249
—
INVESTMENTS SHARES VALUE ($)
Poland - 1.6%
Bank Polska Kasa Opieki SA 16,551 451,456
KGHM Polska Miedz SA 7,430 205,731
LPP SA * 59 203,381
PGE Polska Grupa Energetyczna
SA * 1,407,873 2,513,838
Polski Koncern Naftowy ORLEN SA 288,498 4,572,605
7,947,011
—
Qatar - 0.5%
Commercial Bank PSQC (The) 117,149 188,051
Industries Qatar QSC 29,520 91,847
Masraf Al Rayan QSC 395,209 279,980
Qatar Islamic Bank SAQ 115,043 562,953
Qatar National Bank QPSC 351,624 1,495,606
2,618,437
—
Russia - 0.0%
Gazprom PJSC (3)(c) 863,552 —
LUKOIL PJSC (3)(c) 29,987 —
Magnit PJSC, GDR (3)*(b)(c) 1 —
Magnit PJSC (3)*(c) 6,681 —
MMC Norilsk Nickel PJSC (3)*(c) 6,790 —
MMC Norilsk Nickel PJSC, ADR
(3)*(c) 2 —
Mobile TeleSystems PJSC (3)(c) 306,032 —
Novatek PJSC (3)(c) 71,760 —
Novolipetsk Steel PJSC (3)*(c) 326,680 —
PhosAgro PJSC, GDR (3)*(b)(c) 72 —
PhosAgro PJSC (3)(c) 3,717 —
Polyus PJSC (3)*(c) 1,291 —
Rosneft Oil Co. PJSC (3)(c) 106,000 —
Severstal PAO, GDR (3)*(b)(c) 54,062 —
Surgutneftegas PJSC (3)(c) 1,249,260 —
Tatneft PJSC (3)(c) 134,766 —
—
—
Saudi Arabia - 2.9%
Almarai Co. JSC 10,472 169,633
Arab National Bank 109,690 773,475
Bank Al-Jazira 27,413 134,217
Banque Saudi Fransi 30,968 345,946
Dr Sulaiman Al Habib Medical
Services Group Co. 20,913 1,600,053
Etihad Etisalat Co. 184,063 2,361,215
Jarir Marketing Co. 84,030 371,414
Mobile Telecommunications Co.
Saudi Arabia * 99,548 375,823
Mouwasat Medical Services Co. 2,189 141,921
Riyad Bank 168,742 1,523,676
SABIC Agri-Nutrients Co. 57,087 1,982,852
Sahara International Petrochemical
Co. 122,498 1,223,366
Saudi Arabian Mining Co. * 125,637 1,419,349
Saudi Basic Industries Corp. 28,921 684,612
Saudi Electricity Co. 245,192 1,483,569
Saudi Research & Media Group * 8,676 437,952
15,029,073
—

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
South Africa - 2.5%
Absa Group Ltd. 131,886 1,177,125
African Rainbow Minerals Ltd. 167,428 1,766,405
Exxaro Resources Ltd. (1) 302,826 2,643,034
Foschini Group Ltd. (The) 96,121 480,851
Impala Platinum Holdings Ltd. 215,140 1,433,266
Mr Price Group Ltd. 21,605 164,803
Nedbank Group Ltd. (1) 37,973 461,174
Sanlam Ltd. (1) 149,472 463,396
Sasol Ltd. 48,262 597,929
Sibanye Stillwater Ltd. 1,444,447 2,227,815
SPAR Group Ltd. (The) (1) 364 2,031
Standard Bank Group Ltd. 67,234 634,792
Woolworths Holdings Ltd. (1) 224,212 849,972
12,902,593
—
South Korea - 12.7%
CJ Corp. 2,570 133,357
DB Insurance Co. Ltd. 38,029 2,159,952
Doosan Bobcat, Inc. 39,736 1,776,201
Ecopro BM Co. Ltd. 13,359 2,541,270
GS Holdings Corp. 35,642 993,432
Hana Financial Group, Inc. 148,657 4,437,785
Hankook Tire & Technology Co. Ltd. 15,084 395,741
HD Hyundai Co. Ltd. 5,799 264,672
HMM Co. Ltd. 221,763 3,188,769
Hyundai Engineering &
Construction Co. Ltd. 39,152 1,138,107
Hyundai Glovis Co. Ltd. 5,422 816,310
Hyundai Mobis Co. Ltd. 9,816 1,737,893
Hyundai Steel Co. 45,236 1,165,669
Industrial Bank of Korea 282,346 2,221,060
KB Financial Group, Inc. 33,645 1,221,135
Kia Corp. 110,501 7,443,462
Korea Investment Holdings Co. Ltd. 9,250 364,819
Kumho Petrochemical Co. Ltd. 13,045 1,319,089
LG Electronics, Inc. 44,838 4,339,802
LG Innotek Co. Ltd. 1,216 288,059
LG Uplus Corp. 12,221 99,716
Meritz Financial Group, Inc. 9,762 309,514
POSCO Holdings, Inc. 10,885 3,221,437
Samsung Electronics Co. Ltd. 284,231 15,650,692
Samsung Engineering Co. Ltd. * 8,229 177,461
SD Biosensor, Inc. 106,029 987,218
Shinhan Financial Group Co. Ltd. 45,039 1,164,359
Woori Financial Group, Inc. 580,738 5,216,695
64,773,676
—
Taiwan - 15.4%
Accton Technology Corp. 243,000 2,733,314
ASE Technology Holding Co. Ltd. 738,000 2,624,437
Catcher Technology Co. Ltd. 396,000 2,234,285
Compal Electronics, Inc. 297,000 279,339
CTBC Financial Holding Co. Ltd. 835,480 668,108
eMemory Technology, Inc. 31,000 2,218,812
Evergreen Marine Corp. Taiwan
Ltd. 579,000 1,745,402
Hon Hai Precision Industry Co. Ltd. 1,748,000 6,355,273
Largan Precision Co. Ltd. 27,000 1,852,134
Lite-On Technology Corp. 478,000 1,591,712
MediaTek, Inc. 51,000 1,128,929
INVESTMENTS SHARES VALUE ($)
Taiwan - 15.4% (continued)
Micro-Star International Co. Ltd. 233,000 1,324,890
Nien Made Enterprise Co. Ltd. 77,000 848,756
Novatek Microelectronics Corp. 234,000 3,212,860
Pou Chen Corp. 2,240,000 2,270,486
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 305,167 30,797,453
Uni-President Enterprises Corp. 687,000 1,684,401
United Microelectronics Corp. 2,507,000 3,939,029
Voltronic Power Technology Corp. 14,000 885,388
Walsin Lihwa Corp. 1,711,000 2,261,196
Winbond Electronics Corp. * 279,000 246,772
Wiwynn Corp. 82,000 3,747,603
Yang Ming Marine Transport Corp. * 881,000 1,789,163
Zhen Ding Technology Holding Ltd. 613,000 2,072,879
78,512,621
—
Thailand - 2.7%
Bangkok Dusit Medical Services
PCL, NVDR 2,026,700 1,589,290
Bumrungrad Hospital PCL, NVDR 371,200 2,368,820
Delta Electronics Thailand PCL,
NVDR 333,900 869,206
Electricity Generating PCL, NVDR 45,700 168,392
Kasikornbank PCL, NVDR 109,500 400,784
Krung Thai Bank PCL, NVDR 5,814,400 3,186,585
PTT Exploration & Production PCL,
NVDR 908,300 3,848,620
Ratch Group PCL, NVDR 135,400 136,653
SCB X PCL, NVDR 359,000 1,080,908
Thai Oil PCL, NVDR 297,300 371,983
14,021,241
—
Turkey - 0.5%
Akbank TAS 1,394,590 1,083,806
Turkiye Petrol Rafinerileri A/S 42,712 131,334
Yapi ve Kredi Bankasi A/S 2,562,700 1,280,487
2,495,627
—
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 101,495 224,101
Aldar Properties PJSC 169,128 236,540
Emaar Properties PJSC 264,055 464,136
Emirates NBD Bank PJSC 198,616 808,512
Emirates Telecommunications
Group Co. PJSC 285,825 1,753,925
First Abu Dhabi Bank PJSC 328,386 1,223,895
4,711,109
—
United States - 0.6%
JBS SA (1) 864,500 3,152,368
TOTAL COMMON STOCKS
(Cost $422,038,211) 471,343,334
PREFERRED STOCKS - 1.4%
Brazil - 1.4%
Petroleo Brasileiro SA (Preference)
(1)
(Cost $6,696,597) 1,170,000 7,215,676

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 5.4%
INVESTMENT COMPANIES - 5.4%
Limited Purpose Cash Investment
Fund, 5.10% (1)(d)
(Cost $27,814,729) 27,828,769 27,817,637
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $456,549,537) 506,376,647
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% (e) 4,243,405
NET ASSETS - 100.0% 510,620,052
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 25,847,079 5.1%
Consumer Discretionary 63,858,265 12.5
Consumer Staples 41,082,232 8.1
Energy 44,641,523 8.7
Financials 75,396,208 14.8
Health Care 26,436,992 5.2
Industrials 37,406,958 7.3
Information Technology 95,917,678 18.8
Materials 43,656,919 8.6
Real Estate 6,853,869 1.3
Utilities 17,461,287 3.4
Investment Companies 27,817,637 5.4
Total Investments In Securities
At Value 506,376,647 99.2
Other Assets in Excess of
Liabilities (e ) 4,243,405 0.8
Net Assets
$ 510,620,052 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $20,747,151, which represents 4.06% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $1,801,837, which represents 0.35% of net assets of the Fund.
(c) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) Represents 7-day effective yield as of June 30, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 525 9/2023 USD $ 26,194,875 $ (188,797)
$ (188,797)

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.5%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. *
6,763 1,319,597
Boeing Co. (The) *
18,554 3,917,863
BWX Technologies, Inc.
26,608 1,904,335
Curtiss-Wright Corp.
6,128 1,125,468
Hexcel Corp.
4,221 320,880
Howmet Aerospace, Inc.
17,600 872,256
Lockheed Martin Corp.
5,622 2,588,256
Northrop Grumman Corp.
5,286 2,409,359
TransDigm Group, Inc.
887 793,129
15,251,143
Automobiles - 0.2%
Harley-Davidson, Inc.
15,870 558,782
Tesla, Inc. *
3,523 922,216
1,480,998
Banks - 1.7%
Commerce Bancshares, Inc.
6,828 332,524
JPMorgan Chase & Co.
81,721 11,885,502
12,218,026
Beverages - 1.4%
Celsius Holdings, Inc. *
7,889 1,176,960
Constellation Brands, Inc., Class A
4,147 1,020,701
Molson Coors Beverage Co., Class
B 17,732 1,167,475
Monster Beverage Corp. *
23,264 1,336,284
PepsiCo, Inc.
29,615 5,485,290
10,186,710
Biotechnology - 1.9%
AbbVie, Inc.
5,082 684,698
Alnylam Pharmaceuticals, Inc. *
4,472 849,412
Apellis Pharmaceuticals, Inc. *
10,891 992,170
Biogen, Inc. *
6,813 1,940,683
BioMarin Pharmaceutical, Inc. *
2,192 190,002
Exact Sciences Corp. *
10,551 990,739
Gilead Sciences, Inc.
5,139 396,063
Karuna Therapeutics, Inc. *
4,846 1,050,855
Natera, Inc. *
5,482 266,754
Regeneron Pharmaceuticals, Inc. *
1,644 1,181,280
Roivant Sciences Ltd. *
106,750 1,076,040
Sarepta Therapeutics, Inc. *
6,676 764,535
United Therapeutics Corp. *
4,772 1,053,419
Vertex Pharmaceuticals, Inc. *
6,713 2,362,372
13,799,022
Broadline Retail - 0.0% (a)
Etsy, Inc. * 2,466 208,648
Building Products - 1.0%
A O Smith Corp.
4,045 294,395
AZEK Co., Inc. (The), Class A *
8,145 246,712
Builders FirstSource, Inc. *
15,066 2,048,976
INVESTMENTS SHARES VALUE ($)
Building Products - 1.0% (continued)
Fortune Brands Innovations, Inc.
5,581 401,553
Lennox International, Inc.
2,285 745,070
Trane Technologies plc
17,060 3,262,896
6,999,602
Capital Markets - 2.7%
Ameriprise Financial, Inc.
7,144 2,372,951
BlackRock, Inc.
365 252,266
CME Group, Inc.
4,233 784,333
FactSet Research Systems, Inc.
1,562 625,815
Goldman Sachs Group, Inc. (The)
1,046 337,377
Intercontinental Exchange, Inc.
4,335 490,202
Jefferies Financial Group, Inc.
24,961 827,956
LPL Financial Holdings, Inc.
13,803 3,001,186
MarketAxess Holdings, Inc.
2,251 588,457
Moody's Corp.
2,295 798,017
Morgan Stanley
57,494 4,909,988
MSCI, Inc., Class A
5,391 2,529,942
Nasdaq, Inc.
11,442 570,384
S&P Global, Inc.
3,044 1,220,309
19,309,183
Chemicals - 1.2%
Air Products and Chemicals, Inc.
2,583 773,686
Albemarle Corp.
6,927 1,545,344
Chemours Co. (The)
17,225 635,430
Corteva, Inc.
3,506 200,894
Element Solutions, Inc.
38,953 747,898
FMC Corp.
5,265 549,350
Olin Corp.
28,898 1,485,068
Sherwin-Williams Co. (The)
7,860 2,086,987
Westlake Corp.
2,018 241,091
8,265,748
Commercial Services & Supplies - 0.9%
Cintas Corp.
5,774 2,870,140
Clean Harbors, Inc. *
5,043 829,220
Copart, Inc. *
17,360 1,583,406
Rollins, Inc.
20,084 860,198
6,142,964
Communications Equipment - 1.7%
Arista Networks, Inc. *
16,813 2,724,715
Cisco Systems, Inc.
110,905 5,738,224
Motorola Solutions, Inc.
8,382 2,458,273
Ubiquiti, Inc.
5,924 1,041,143
11,962,355
Construction & Engineering - 1.2%
AECOM
10,247 867,819
EMCOR Group, Inc.
4,817 890,085
MasTec, Inc. *
3,090 364,527
MDU Resources Group, Inc.
19,994 418,674
Quanta Services, Inc.
22,005 4,322,882

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.2% (continued)
Valmont Industries, Inc.
4,315 1,255,881
WillScot Mobile Mini Holdings
Corp. * 14,186 677,949
8,797,817
Construction Materials - 0.1%
Eagle Materials, Inc. 2,281 425,224
Consumer Finance - 0.1%
Capital One Financial Corp.
3,365 368,030
OneMain Holdings, Inc.
11,245 491,294
859,324
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores, Inc.
5,748 1,401,822
Costco Wholesale Corp.
6,245 3,362,183
Dollar General Corp.
11,842 2,010,535
Target Corp.
8,184 1,079,470
Walmart, Inc.
10,783 1,694,872
9,548,882
Containers & Packaging - 0.2%
Avery Dennison Corp.
4,365 749,907
Graphic Packaging Holding Co.
8,299 199,425
Packaging Corp. of America
3,115 411,678
1,361,010
Distributors - 0.3%
Genuine Parts Co.
8,042 1,360,947
LKQ Corp.
10,484 610,903
1,971,850
Diversified Consumer Services - 0.0% (a)
Grand Canyon Education, Inc. * 2,261 233,358
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. 6,065 376,758
Electric Utilities - 0.8%
Constellation Energy Corp.
16,274 1,489,885
IDACORP, Inc.
6,519 668,849
NextEra Energy, Inc.
30,591 2,269,852
PG&E Corp. *
78,189 1,351,106
5,779,692
Electrical Equipment - 1.6%
AMETEK, Inc.
5,400 874,152
Eaton Corp. plc
20,081 4,038,289
Emerson Electric Co.
6,730 608,325
Hubbell, Inc., Class B
5,747 1,905,475
nVent Electric plc
17,295 893,633
Rockwell Automation, Inc.
3,341 1,100,693
Vertiv Holdings Co., Class A
73,990 1,832,732
11,253,299
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A
13,224 1,123,379
Avnet, Inc.
8,017 404,458
Corning, Inc.
11,812 413,892
Jabil, Inc.
15,290 1,650,250
Keysight Technologies, Inc. *
1,638 274,283
TD SYNNEX Corp.
9,191 863,954
Zebra Technologies Corp., Class
A * 3,165 936,302
5,666,518
Energy Equipment & Services - 0.2%
TechnipFMC plc (United Kingdom)
* 68,272 1,134,681
Entertainment - 1.3%
Electronic Arts, Inc.
6,096 790,651
Madison Square Garden Sports
Corp., Class A 1,868 351,278
Netflix, Inc. *
14,486 6,380,938
ROBLOX Corp., Class A *
19,247 775,654
Spotify Technology SA *
5,644 906,144
9,204,665
Financial Services - 2.9%
Berkshire Hathaway, Inc., Class B *
10,917 3,722,697
Fiserv, Inc. *
6,637 837,258
Mastercard, Inc., Class A
11,061 4,350,291
Shift4 Payments, Inc., Class A *
13,129 891,590
Toast, Inc., Class A *
16,212 365,905
UWM Holdings Corp., Class A
78,335 438,676
Visa, Inc., Class A
41,805 9,927,852
WEX, Inc. *
1,419 258,357
20,792,626
Food Products - 1.7%
Archer-Daniels-Midland Co.
12,929 976,915
Bunge Ltd.
2,175 205,211
Campbell Soup Co.
7,770 355,167
General Mills, Inc.
51,382 3,940,999
Hershey Co. (The)
14,267 3,562,470
Lamb Weston Holdings, Inc.
14,547 1,672,178
Post Holdings, Inc. *
12,265 1,062,762
11,775,702
Ground Transportation - 1.6%
CSX Corp.
31,383 1,070,160
JB Hunt Transport Services, Inc.
2,681 485,341
Norfolk Southern Corp.
2,500 566,900
Old Dominion Freight Line, Inc.
11,852 4,382,277
Saia, Inc. *
1,667 570,798
Uber Technologies, Inc. *
76,718 3,311,916
Union Pacific Corp.
5,640 1,154,057
XPO, Inc. *
3,558 209,922
11,751,371

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories
12,437 1,355,882
Boston Scientific Corp. *
17,375 939,814
Dexcom, Inc. *
25,996 3,340,746
Edwards Lifesciences Corp. *
9,810 925,377
Hologic, Inc. *
8,007 648,327
IDEXX Laboratories, Inc. *
5,192 2,607,578
Inspire Medical Systems, Inc. *
830 269,451
Insulet Corp. *
4,343 1,252,261
Intuitive Surgical, Inc. *
3,924 1,341,772
Penumbra, Inc. *
2,200 756,932
Shockwave Medical, Inc. *
1,460 416,699
Stryker Corp.
1,647 502,483
14,357,322
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.
13,268 2,553,161
Cardinal Health, Inc.
33,833 3,199,587
Elevance Health, Inc.
3,564 1,583,449
HCA Healthcare, Inc.
6,500 1,972,620
McKesson Corp.
8,377 3,579,576
Molina Healthcare, Inc. *
3,419 1,029,940
UnitedHealth Group, Inc.
11,735 5,640,310
19,558,643
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 2,082,295
Hotels, Restaurants & Leisure - 4.2%
Aramark
9,846 423,870
Booking Holdings, Inc. *
594 1,603,996
Chipotle Mexican Grill, Inc., Class
A * 2,068 4,423,452
Domino's Pizza, Inc.
1,642 553,338
DraftKings, Inc., Class A *
42,448 1,127,844
Las Vegas Sands Corp. *
47,828 2,774,024
McDonald's Corp.
32,135 9,589,405
MGM Resorts International
4,924 216,262
Royal Caribbean Cruises Ltd. *
7,404 768,091
Starbucks Corp.
40,413 4,003,312
Wendy's Co. (The)
9,672 210,366
Wingstop, Inc.
9,602 1,921,936
Wynn Resorts Ltd.
10,205 1,077,750
Yum! Brands, Inc.
10,778 1,493,292
30,186,938
Household Durables - 0.9%
DR Horton, Inc.
3,966 482,623
Garmin Ltd.
12,279 1,280,577
Lennar Corp., Class A
1,798 225,307
PulteGroup, Inc.
15,848 1,231,073
Tempur Sealy International, Inc.
26,961 1,080,327
Toll Brothers, Inc.
19,559 1,546,530
TopBuild Corp. *
954 253,783
6,100,220
INVESTMENTS SHARES VALUE ($)
Household Products - 0.0% (a)
Reynolds Consumer Products, Inc. 1,132 31,979
Industrial Conglomerates - 1.1%
General Electric Co.
46,877 5,149,438
Honeywell International, Inc.
11,213 2,326,698
7,476,136
Insurance - 3.1%
American Financial Group, Inc.
3,425 406,719
American International Group, Inc.
17,195 989,400
Arch Capital Group Ltd. *
31,556 2,361,967
Arthur J Gallagher & Co.
7,060 1,550,164
Assured Guaranty Ltd.
32,958 1,839,056
Axis Capital Holdings Ltd.
23,468 1,263,282
Erie Indemnity Co., Class A
2,110 443,121
Everest Re Group Ltd.
5,939 2,030,307
Kinsale Capital Group, Inc.
1,383 517,519
Principal Financial Group, Inc.
14,323 1,086,256
Progressive Corp. (The)
20,972 2,776,064
Reinsurance Group of America,
Inc. 7,975 1,106,053
RenaissanceRe Holdings Ltd.
1,097 204,612
Unum Group
75,839 3,617,520
White Mountains Insurance Group
Ltd. 1,412 1,961,141
22,153,181
Interactive Media & Services - 2.3%
Alphabet, Inc., Class A *
30,180 3,612,546
Meta Platforms, Inc., Class A *
43,733 12,550,497
Pinterest, Inc., Class A *
17,577 480,555
16,643,598
IT Services - 1.1%
Accenture plc, Class A
16,959 5,233,208
Amdocs Ltd.
9,553 944,314
EPAM Systems, Inc. *
1,273 286,107
Gartner, Inc. *
1,255 439,639
Kyndryl Holdings, Inc. *
23,617 313,634
Snowflake, Inc., Class A *
1,688 297,054
7,513,956
Leisure Products - 0.0% (a)
Brunswick Corp. 2,549 220,845
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.
4,263 512,626
Bio-Rad Laboratories, Inc., Class
A * 1,273 482,620
Danaher Corp.
9,196 2,207,040
IQVIA Holdings, Inc. *
2,990 672,062
Revvity, Inc.
6,856 814,424
Thermo Fisher Scientific, Inc.
13,828 7,214,759
11,903,531

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.4%
AGCO Corp.
4,478 588,499
Allison Transmission Holdings, Inc.
42,745 2,413,383
Caterpillar, Inc.
7,159 1,761,472
Crane NXT Co.
4,102 231,517
Cummins, Inc.
7,178 1,759,758
Deere & Co.
9,793 3,968,026
Donaldson Co., Inc.
4,643 290,234
IDEX Corp.
954 205,358
Illinois Tool Works, Inc.
7,323 1,831,922
Ingersoll Rand, Inc.
12,974 847,980
Lincoln Electric Holdings, Inc.
9,912 1,968,820
PACCAR, Inc.
33,987 2,843,012
Parker-Hannifin Corp.
4,198 1,637,388
Snap-on, Inc.
1,899 547,273
Timken Co. (The)
13,438 1,229,980
Toro Co. (The)
4,643 471,961
Westinghouse Air Brake
Technologies Corp. 6,146 674,032
Xylem, Inc.
6,645 748,360
24,018,975
Media - 0.2%
Trade Desk, Inc. (The), Class A * 22,419 1,731,195
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.
36,034 1,441,360
Nucor Corp.
15,627 2,562,515
Reliance Steel & Aluminum Co.
4,895 1,329,433
Steel Dynamics, Inc.
12,307 1,340,602
6,673,910
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc.
13,126 1,999,877
Devon Energy Corp.
14,128 682,948
Diamondback Energy, Inc.
8,658 1,137,315
Exxon Mobil Corp.
171,555 18,399,274
Marathon Oil Corp.
86,115 1,982,367
Marathon Petroleum Corp.
10,789 1,257,998
Occidental Petroleum Corp.
9,789 575,593
Targa Resources Corp.
37,024 2,817,526
28,852,898
Passenger Airlines - 0.4%
Copa Holdings SA, Class A
(Panama) 3,273 361,928
Delta Air Lines, Inc. *
24,324 1,156,363
United Airlines Holdings, Inc. *
27,653 1,517,320
3,035,611
Personal Care Products - 0.5%
Coty, Inc., Class A *
109,513 1,345,915
Estee Lauder Cos., Inc. (The),
Class A 11,067 2,173,337
3,519,252
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 3.9%
Eli Lilly & Co.
34,054 15,970,645
Merck & Co., Inc.
91,662 10,576,878
Zoetis, Inc., Class A
6,713 1,156,046
27,703,569
Professional Services - 1.4%
Automatic Data Processing, Inc.
3,597 790,585
Booz Allen Hamilton Holding Corp.,
Class A 18,188 2,029,781
CACI International, Inc., Class A *
2,970 1,012,295
Ceridian HCM Holding, Inc. *
7,763 519,888
CoStar Group, Inc. *
29,300 2,607,700
Paycom Software, Inc.
4,696 1,508,543
Paylocity Holding Corp. *
2,792 515,208
Science Applications International
Corp. 2,872 323,042
Verisk Analytics, Inc., Class A
4,134 934,408
10,241,450
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc. *
25,047 2,853,104
Allegro MicroSystems, Inc. (Japan)
* 44,627 2,014,463
Analog Devices, Inc.
5,763 1,122,690
Applied Materials, Inc.
3,864 558,503
Broadcom, Inc.
12,474 10,820,322
Enphase Energy, Inc. *
3,663 613,479
First Solar, Inc. *
9,977 1,896,528
GLOBALFOUNDRIES, Inc. *
26,409 1,705,493
KLA Corp.
9,827 4,766,292
Lam Research Corp.
3,747 2,408,796
Lattice Semiconductor Corp. *
36,153 3,473,219
Microchip Technology, Inc.
35,573 3,186,985
Monolithic Power Systems, Inc.
3,700 1,998,851
NVIDIA Corp.
78,861 33,359,780
ON Semiconductor Corp. *
38,112 3,604,633
Skyworks Solutions, Inc.
3,632 402,026
Teradyne, Inc.
9,768 1,087,471
Texas Instruments, Inc.
12,751 2,295,435
78,168,070
Software - 8.6%
Adobe, Inc. *
6,121 2,993,108
Autodesk, Inc. *
3,076 629,380
Cadence Design Systems, Inc. *
15,781 3,700,960
Confluent, Inc., Class A *
7,822 276,195
DoubleVerify Holdings, Inc. *
15,196 591,428
Dynatrace, Inc. *
5,488 282,467
Fair Isaac Corp. *
2,362 1,911,354
Fortinet, Inc. *
14,380 1,086,984
HubSpot, Inc. *
2,486 1,322,776
Intuit, Inc.
3,873 1,774,570
Manhattan Associates, Inc. *
4,808 961,023
Microsoft Corp.
59,096 20,124,552
New Relic, Inc. *
8,613 563,635

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 8.6% (continued)
Nutanix, Inc., Class A *
23,669 663,915
Oracle Corp.
79,951 9,521,365
Palantir Technologies, Inc., Class
A * 21,944 336,402
Palo Alto Networks, Inc. *
6,467 1,652,383
Salesforce, Inc. *
24,942 5,269,247
ServiceNow, Inc. *
4,353 2,446,255
Smartsheet, Inc., Class A *
8,973 343,307
Synopsys, Inc. *
9,326 4,060,634
Workday, Inc., Class A *
2,852 644,238
61,156,178
Specialized REITs - 0.2%
American Tower Corp., REIT
4,094 793,990
Digital Realty Trust, Inc., REIT
3,200 364,384
Iron Mountain, Inc., REIT
5,659 321,545
1,479,919
Specialty Retail - 2.8%
AutoNation, Inc. *
16,751 2,757,382
AutoZone, Inc. *
725 1,807,686
Best Buy Co., Inc.
3,192 261,584
Dick's Sporting Goods, Inc.
13,709 1,812,193
Floor & Decor Holdings, Inc., Class
A * 3,978 413,553
Home Depot, Inc. (The)
6,141 1,907,640
Lowe's Cos., Inc.
8,816 1,989,771
O'Reilly Automotive, Inc. *
1,456 1,390,917
Penske Automotive Group, Inc.
6,522 1,086,761
Ross Stores, Inc.
6,515 730,527
TJX Cos., Inc. (The)
40,479 3,432,214
Tractor Supply Co.
7,711 1,704,902
Ulta Beauty, Inc. *
1,053 495,537
Williams-Sonoma, Inc.
2,811 351,769
20,142,436
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.
267,477 51,882,513
HP, Inc.
17,380 533,740
52,416,253
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. *
11,235 1,263,263
Deckers Outdoor Corp. *
2,748 1,450,010
Lululemon Athletica, Inc. *
4,260 1,612,410
NIKE, Inc., Class B
4,315 476,247
PVH Corp.
4,285 364,096
5,166,026
Trading Companies & Distributors - 1.4%
Fastenal Co.
25,858 1,525,363
Ferguson plc
1,306 205,447
MSC Industrial Direct Co., Inc.,
Class A 3,123 297,560
United Rentals, Inc.
6,146 2,737,244
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.4% (continued)
Watsco, Inc.
3,619 1,380,540
WESCO International, Inc.
6,875 1,231,038
WW Grainger, Inc.
2,982 2,351,575
9,728,767
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. * 26,655 3,702,380
TOTAL COMMON STOCKS
(Cost $432,415,495) 682,722,709
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5.1%
Limited Purpose Cash Investment
Fund, 5.10% (b)
(Cost $36,860,813) 36,879,415 36,864,664
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.6%
(Cost $469,276,308) 719,587,373
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.6)% (c) (4,620,139)
NET ASSETS - 100.0% 714,967,234
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,658,595 4.4%
Consumer Discretionary 65,711,320 9.2
Consumer Staples 35,062,526 4.9
Energy 29,987,578 4.2
Financials 75,332,340 10.5
Health Care 89,404,382 12.5
Industrials 114,697,134 16.1
Information Technology 216,883,331 30.3
Materials 16,725,892 2.4
Real Estate 1,479,919 0.2
Utilities 5,779,692 0.8
Investment Companies 36,864,664 5.1
Total Investments In Securities
At Value 719,587,373 100.6
Liabilities in Excess of Other
Assets (c) (4,620,139) (0.6)
Net Assets
$ 714,967,234 100.0%

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of June 30, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 117 9/2023 USD $ 26,256,263 $ 801,752
$ 801,752

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.4%
Aerospace & Defense - 0.5%
AeroVironment, Inc. *
2,608 266,746
AerSale Corp. *
7,266 106,810
Moog, Inc., Class A
475 51,505
Parsons Corp. *
11,101 534,402
959,463
Air Freight & Logistics - 0.4%
Forward Air Corp.
2,143 227,394
Hub Group, Inc., Class A *
5,963 478,948
706,342
Automobile Components - 1.5%
Adient plc *
6,992 267,934
American Axle & Manufacturing
Holdings, Inc. * 8,121 67,161
Dorman Products, Inc. *
886 69,843
Fox Factory Holding Corp. *
3,694 400,836
Gentherm, Inc. *
6,484 366,411
LCI Industries
633 79,986
Modine Manufacturing Co. *
12,569 415,028
Patrick Industries, Inc.
1,211 96,880
Visteon Corp. *
4,053 582,051
XPEL, Inc. *(a)
3,456 291,064
2,637,194
Banks - 2.4%
Amerant Bancorp, Inc., Class A
4,120 70,823
BancFirst Corp.
3,351 308,292
Bancorp, Inc. (The) *
9,159 299,041
Berkshire Hills Bancorp, Inc.
9,115 188,954
Byline Bancorp, Inc.
6,464 116,934
Capital City Bank Group, Inc.
2,287 70,074
City Holding Co.
3,340 300,566
Coastal Financial Corp. *
4,969 187,083
Columbia Financial, Inc. *
3,024 52,285
Equity Bancshares, Inc., Class A
3,164 72,076
Esquire Financial Holdings, Inc.
5,363 245,304
Farmers & Merchants Bancorp,
Inc. 2,383 53,641
First BanCorp
17,811 217,650
First Business Financial Services,
Inc. 4,155 122,531
Greene County Bancorp, Inc.
6,384 190,243
Hanmi Financial Corp.
3,257 48,627
Home BancShares, Inc.
2,530 57,684
HomeTrust Bancshares, Inc.
2,629 54,920
International Bancshares Corp.
4,167 184,181
Lakeland Financial Corp.
3,632 176,225
Northeast Bank
3,746 156,096
OFG Bancorp
1,958 51,065
PCB Bancorp
1,318 19,388
Peapack-Gladstone Financial
Corp. 4,070 110,216
ServisFirst Bancshares, Inc.
3,050 124,806
INVESTMENTS SHARES VALUE ($)
Banks - 2.4% (continued)
Southern Missouri Bancorp, Inc.
1,320 50,754
Stock Yards Bancorp, Inc.
3,907 177,260
TriCo Bancshares
3,792 125,894
Triumph Financial, Inc. *
2,989 181,492
United Bankshares, Inc.
7,318 217,125
4,231,230
Beverages - 1.1%
Coca-Cola Consolidated, Inc.
1,079 686,266
MGP Ingredients, Inc.
4,301 457,110
National Beverage Corp. *
8,845 427,656
Vita Coco Co., Inc. (The) *
12,796 343,828
1,914,860
Biotechnology - 9.3%
4D Molecular Therapeutics, Inc. *
6,608 119,407
89bio, Inc. *
19,073 361,433
ACADIA Pharmaceuticals, Inc. *
11,320 271,114
ADMA Biologics, Inc. *
76,247 281,351
Aerovate Therapeutics, Inc. *
4,175 71,601
Agios Pharmaceuticals, Inc. *
1,894 53,638
Akero Therapeutics, Inc. *
10,247 478,432
Aldeyra Therapeutics, Inc. *
21,856 183,372
Alkermes plc *
13,875 434,287
Allakos, Inc. *
18,121 79,008
Amicus Therapeutics, Inc. *
33,997 427,002
AnaptysBio, Inc. *
4,328 88,032
Anavex Life Sciences Corp. *
8,290 67,398
Arcellx, Inc. *
12,767 403,693
Arcturus Therapeutics Holdings,
Inc. * 2,009 57,618
Arcus Biosciences, Inc. *
2,999 60,910
Ardelyx, Inc. *
52,042 176,422
Arrowhead Pharmaceuticals, Inc. *
2,624 93,572
Avid Bioservices, Inc. *
9,751 136,221
Avidity Biosciences, Inc. *
5,177 57,413
BioCryst Pharmaceuticals, Inc. *
12,650 89,056
Biomea Fusion, Inc. *
12,496 274,287
Bioxcel Therapeutics, Inc. *
4,986 33,207
Bluebird Bio, Inc. *
25,935 85,326
Bridgebio Pharma, Inc. *
21,401 368,097
Catalyst Pharmaceuticals, Inc. *
22,002 295,707
Celldex Therapeutics, Inc. *
6,795 230,554
Cerevel Therapeutics Holdings,
Inc. * 7,013 222,943
Cogent Biosciences, Inc. *
13,071 154,761
Crinetics Pharmaceuticals, Inc. *
4,991 89,938
Cytokinetics, Inc. *
10,135 330,604
Day One Biopharmaceuticals, Inc.
* 14,401 171,948
Deciphera Pharmaceuticals, Inc. *
14,061 197,979
Dynavax Technologies Corp. *
5,712 73,799
Dyne Therapeutics, Inc. *
15,301 172,136
Entrada Therapeutics, Inc. *
2,900 43,906
Geron Corp. *
111,270 357,177

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.3% (continued)
Halozyme Therapeutics, Inc. *
11,629 419,458
Ideaya Biosciences, Inc. *
10,259 241,086
ImmunoGen, Inc. *
24,144 455,597
Immunovant, Inc. *
27,640 524,331
Inhibrx, Inc. *
4,358 113,134
Insmed, Inc. *
5,523 116,535
Intellia Therapeutics, Inc. *
1,590 64,840
Keros Therapeutics, Inc. *
2,127 85,463
Kiniksa Pharmaceuticals Ltd.,
Class A * 9,694 136,492
Krystal Biotech, Inc. *
4,448 522,195
Kymera Therapeutics, Inc. *
2,231 51,291
Lexicon Pharmaceuticals, Inc. *
27,400 62,746
MacroGenics, Inc. *
10,407 55,677
Madrigal Pharmaceuticals, Inc. *
2,405 555,555
MannKind Corp. *
42,233 171,888
Mersana Therapeutics, Inc. *
22,866 75,229
Mirum Pharmaceuticals, Inc. *
10,139 262,296
Morphic Holding, Inc. *
7,687 440,696
Nuvalent, Inc., Class A *
9,239 389,609
PDL BioPharma, Inc. (3)*(b)
34,242 7,235
Point Biopharma Global, Inc. *
8,569 77,635
Protagonist Therapeutics, Inc. *
10,831 299,152
Prothena Corp. plc (Ireland) *
8,068 550,883
PTC Therapeutics, Inc. *
10,013 407,229
RAPT Therapeutics, Inc. *
6,053 113,191
Recursion Pharmaceuticals, Inc.,
Class A * 7,293 54,479
Replimune Group, Inc. *
4,304 99,939
REVOLUTION Medicines, Inc. *
5,749 153,786
Rhythm Pharmaceuticals, Inc. *
12,714 209,654
Rocket Pharmaceuticals, Inc. *
9,725 193,236
Sage Therapeutics, Inc. *
5,808 273,092
Scholar Rock Holding Corp. *
6,413 48,354
Seres Therapeutics, Inc. *
19,682 94,277
Syndax Pharmaceuticals, Inc. *
11,329 237,116
TG Therapeutics, Inc. *
19,995 496,676
Vaxcyte, Inc. *
13,196 659,008
Veracyte, Inc. *
3,804 96,888
Viking Therapeutics, Inc. *
23,137 375,051
Vir Biotechnology, Inc. *
3,291 80,728
Viridian Therapeutics, Inc. *
12,003 285,551
16,650,627
Broadline Retail - 0.5%
Dillard's, Inc., Class A 2,505 817,331
Building Products - 2.1%
AAON, Inc.
8,873 841,249
American Woodmark Corp. *
816 62,318
CSW Industrials, Inc.
2,599 431,928
Gibraltar Industries, Inc. *
4,314 271,437
Griffon Corp.
13,068 526,640
Janus International Group, Inc. *
7,069 75,355
Masonite International Corp. *
549 56,240
PGT Innovations, Inc. *
3,898 113,627
INVESTMENTS SHARES VALUE ($)
Building Products - 2.1% (continued)
Simpson Manufacturing Co., Inc.
4,998 692,223
UFP Industries, Inc.
7,524 730,204
3,801,221
Capital Markets - 1.6%
Artisan Partners Asset
Management, Inc., Class A 1,872 73,588
AssetMark Financial Holdings,
Inc. * 2,296 68,099
B Riley Financial, Inc.
5,060 232,659
BGC Partners, Inc., Class A
23,770 105,301
Brightsphere Investment Group,
Inc. 8,653 181,280
Diamond Hill Investment Group,
Inc. 649 111,174
Donnelley Financial Solutions,
Inc. * 11,153 507,796
Focus Financial Partners, Inc.,
Class A * 2,368 124,344
Hamilton Lane, Inc., Class A
1,672 133,727
Houlihan Lokey, Inc., Class A
2,782 273,498
Piper Sandler Cos.
573 74,066
PJT Partners, Inc., Class A
7,991 556,493
StoneX Group, Inc. *
3,284 272,835
Virtus Investment Partners, Inc.
748 147,708
2,862,568
Chemicals - 1.4%
AdvanSix, Inc.
6,327 221,319
American Vanguard Corp.
9,453 168,925
Balchem Corp.
598 80,616
Cabot Corp.
4,735 316,724
Hawkins, Inc.
8,373 399,308
HB Fuller Co.
4,356 311,498
Innospec, Inc.
3,153 316,687
LSB Industries, Inc. *
8,218 80,947
Orion SA (Germany)
2,548 54,069
Quaker Chemical Corp.
1,263 246,159
Rayonier Advanced Materials,
Inc. * 16,254 69,567
Sensient Technologies Corp.
1,982 140,980
Stepan Co.
1,189 113,621
2,520,420
Commercial Services & Supplies - 0.9%
ACV Auctions, Inc., Class A *
13,041 225,218
Aris Water Solutions, Inc., Class A
5,546 57,235
Casella Waste Systems, Inc., Class
A * 9,309 841,999
CoreCivic, Inc. *
10,365 97,535
Ennis, Inc.
3,848 78,422
GEO Group, Inc. (The) *
17,538 125,572
Heritage-Crystal Clean, Inc. *
3,322 125,538
1,551,519

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 1.5%
Aviat Networks, Inc. *
3,954 131,945
Calix, Inc. *
13,749 686,213
Clearfield, Inc. *
2,716 128,603
Digi International, Inc. *
8,396 330,718
Extreme Networks, Inc. *
38,206 995,266
Harmonic, Inc. *
17,824 288,214
NetScout Systems, Inc. *
4,141 128,164
2,689,123
Construction & Engineering - 2.1%
Ameresco, Inc., Class A *
7,672 373,089
API Group Corp. *
6,122 166,886
Arcosa, Inc.
4,266 323,235
Comfort Systems USA, Inc.
5,664 930,029
Construction Partners, Inc., Class
A * 7,244 227,389
Dycom Industries, Inc. *
2,203 250,371
Fluor Corp. *
23,159 685,506
MYR Group, Inc. *
3,261 451,127
Sterling Infrastructure, Inc. *
5,513 307,625
3,715,257
Construction Materials - 0.1%
Summit Materials, Inc., Class A *
1,518 57,457
United States Lime & Minerals, Inc.
252 52,640
110,097
Consumer Finance - 0.5%
Consumer Portfolio Services, Inc. *
1,748 20,399
Enova International, Inc. *
1,349 71,659
FirstCash Holdings, Inc.
3,046 284,283
Nelnet, Inc., Class A
4,656 449,211
NerdWallet, Inc., Class A *
9,192 86,497
912,049
Consumer Staples Distribution & Retail - 0.8%
Andersons, Inc. (The)
2,418 111,591
Chefs' Warehouse, Inc. (The) *
2,407 86,074
Ingles Markets, Inc., Class A
4,185 345,890
Natural Grocers by Vitamin
Cottage, Inc. 3,272 40,115
SpartanNash Co.
3,677 82,769
Sprouts Farmers Market, Inc. *
13,587 499,051
United Natural Foods, Inc. *
5,102 99,744
Weis Markets, Inc.
3,664 235,265
1,500,499
Containers & Packaging - 0.4%
Greif, Inc., Class A
5,459 376,070
O-I Glass, Inc. *
19,223 410,027
786,097
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. *
2,947 101,200
Carriage Services, Inc., Class A
4,476 145,336
Duolingo, Inc., Class A *
5,401 772,019
Graham Holdings Co., Class B
98 56,005
Laureate Education, Inc., Class A
31,435 380,049
Strategic Education, Inc.
2,256 153,047
Stride, Inc. *
4,872 181,384
Universal Technical Institute, Inc. *
15,000 103,650
1,892,690
Diversified REITs - 0.2%
Alexander & Baldwin, Inc., REIT
3,446 64,027
Armada Hoffler Properties, Inc.,
REIT 9,637 112,560
CTO Realty Growth, Inc., REIT
6,930 118,780
295,367
Diversified Telecommunication Services - 0.2%
Globalstar, Inc. *
124,633 134,603
IDT Corp., Class B *
4,808 124,287
Ooma, Inc. *
4,778 71,527
Radius Global Infrastructure, Inc.,
Class A * 4,762 70,954
401,371
Electric Utilities - 0.5%
MGE Energy, Inc.
5,316 420,549
Otter Tail Corp.
6,355 501,791
922,340
Electrical Equipment - 2.4%
Array Technologies, Inc. *
24,077 544,140
Atkore, Inc. *
6,623 1,032,791
Babcock & Wilcox Enterprises,
Inc. * 21,973 129,641
Bloom Energy Corp., Class A *
16,213 265,082
Encore Wire Corp.
2,276 423,177
EnerSys
1,290 139,991
Enovix Corp. *
10,457 188,644
Fluence Energy, Inc., Class A *
24,611 655,637
Powell Industries, Inc.
1,704 103,245
Preformed Line Products Co.
875 136,587
Shoals Technologies Group, Inc.,
Class A * 23,669 604,980
SunPower Corp. *
6,047 59,261
TPI Composites, Inc. *
5,491 56,942
4,340,118
Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.
2,630 293,113
Arlo Technologies, Inc. *
14,271 155,697
Badger Meter, Inc.
7,302 1,077,483
Belden, Inc.
7,770 743,200
ePlus, Inc. *
2,840 159,892
Evolv Technologies Holdings, Inc. *
28,058 168,348

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 3.3%
(continued)
Fabrinet (Thailand) *
3,477 451,593
Insight Enterprises, Inc. *
5,591 818,187
Itron, Inc. *
730 52,633
Methode Electronics, Inc.
3,694 123,823
Mirion Technologies, Inc. *
6,441 54,426
Napco Security Technologies, Inc.
7,035 243,763
Novanta, Inc. *
2,619 482,158
OSI Systems, Inc. *
1,508 177,688
PC Connection, Inc.
2,797 126,145
Plexus Corp. *
1,021 100,303
Rogers Corp. *
346 56,028
Sanmina Corp. *
8,952 539,537
ScanSource, Inc. *
2,740 80,994
5,905,011
Energy Equipment & Services - 2.5%
Archrock, Inc.
16,883 173,051
Borr Drilling Ltd. (Mexico) *
8,526 64,201
ChampionX Corp.
13,468 418,047
Diamond Offshore Drilling, Inc. *
31,886 454,057
Helix Energy Solutions Group,
Inc. * 27,624 203,865
Nabors Industries Ltd. *
884 82,238
Noble Corp. plc *
13,840 571,730
Oceaneering International, Inc. *
3,160 59,092
Patterson-UTI Energy, Inc.
9,247 110,687
RPC, Inc.
19,789 141,491
Select Water Solutions, Inc., Class
A 6,630 53,703
TETRA Technologies, Inc. *
26,845 90,736
Tidewater, Inc. *
11,571 641,496
US Silica Holdings, Inc. *
6,829 82,836
Valaris Ltd. *
7,875 495,574
Weatherford International plc *
13,308 883,917
4,526,721
Entertainment - 0.2%
Liberty Media Corp-Liberty Braves,
Class C * 6,768 268,148
Lions Gate Entertainment Corp.,
Class B * 8,104 67,669
335,817
Financial Services - 1.9%
A-Mark Precious Metals, Inc.
6,483 242,691
Enact Holdings, Inc.
5,553 139,547
EVERTEC, Inc.
3,192 117,561
Federal Agricultural Mortgage
Corp., Class C 358 51,459
Flywire Corp. *
4,288 133,100
International Money Express, Inc. *
9,919 243,313
Jackson Financial, Inc., Class A
1,966 60,179
Merchants Bancorp
7,082 181,158
Mr Cooper Group, Inc. *
14,627 740,711
Payoneer Global, Inc. *
34,821 167,489
INVESTMENTS SHARES VALUE ($)
Financial Services - 1.9% (continued)
PennyMac Financial Services, Inc.
9,017 633,985
Remitly Global, Inc. *
18,263 343,710
StoneCo Ltd., Class A (Brazil) *
7,677 97,805
Walker & Dunlop, Inc.
2,868 226,830
Waterstone Financial, Inc.
6,106 88,476
3,468,014
Food Products - 2.5%
Alico, Inc.
4,280 108,969
Cal-Maine Foods, Inc.
1,848 83,160
Hostess Brands, Inc., Class A *
31,235 790,870
J & J Snack Foods Corp.
2,002 317,037
John B Sanfilippo & Son, Inc.
3,422 401,298
Lancaster Colony Corp.
8,966 1,802,973
Simply Good Foods Co. (The) *
5,532 202,416
Sovos Brands, Inc. *
12,629 247,023
TreeHouse Foods, Inc. *
9,796 493,522
4,447,268
Gas Utilities - 0.4%
New Jersey Resources Corp. 13,689 646,121
Ground Transportation - 0.5%
ArcBest Corp.
1,589 156,993
Covenant Logistics Group, Inc.,
Class A 5,720 250,708
Daseke, Inc. *
11,915 84,954
Marten Transport Ltd.
13,081 281,242
PAM Transportation Services, Inc. *
3,651 97,737
Universal Logistics Holdings, Inc.
3,245 93,488
965,122
Health Care Equipment & Supplies - 2.7%
Alphatec Holdings, Inc. *
19,838 356,687
AtriCure, Inc. *
3,525 173,994
Atrion Corp.
177 100,129
Axonics, Inc. *
3,416 172,406
Glaukos Corp. *
1,376 97,985
Haemonetics Corp. *
7,701 655,663
iRadimed Corp.
2,123 101,352
iRhythm Technologies, Inc. *
663 69,164
Lantheus Holdings, Inc. *
11,064 928,491
LeMaitre Vascular, Inc.
1,424 95,807
Merit Medical Systems, Inc. *
4,511 377,300
PROCEPT BioRobotics Corp. *
4,510 159,428
RxSight, Inc. *
4,586 132,077
Silk Road Medical, Inc. *
3,045 98,932
STAAR Surgical Co. *
1,353 71,127
Tactile Systems Technology, Inc. *
2,056 51,256
TransMedics Group, Inc. *
6,455 542,091
Treace Medical Concepts, Inc. *
5,831 149,157
UFP Technologies, Inc. *
2,205 427,439
4,760,485
Health Care Providers & Services - 2.4%
Accolade, Inc. *
4,804 64,710

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.4% (continued)
Addus HomeCare Corp. *
4,810 445,887
Agiliti, Inc. *
3,909 64,498
CorVel Corp. *
1,624 314,244
Cross Country Healthcare, Inc. *
10,373 291,274
Ensign Group, Inc. (The)
6,543 624,595
Fulgent Genetics, Inc. *
1,812 67,098
HealthEquity, Inc. *
5,461 344,808
Hims & Hers Health, Inc. *
29,948 281,511
LifeStance Health Group, Inc. *
5,937 54,205
National HealthCare Corp.
1,097 67,817
NeoGenomics, Inc. *
14,480 232,694
Option Care Health, Inc. *
21,849 709,874
Owens & Minor, Inc. *
6,906 131,490
Patterson Cos., Inc.
2,949 98,084
Privia Health Group, Inc. *
9,077 237,000
Progyny, Inc. *
1,336 52,558
Select Medical Holdings Corp.
6,070 193,390
4,275,737
Health Care REITs - 0.0% (c)
LTC Properties, Inc., REIT 1,515 50,025
Health Care Technology - 0.6%
Computer Programs and Systems,
Inc. * 2,167 53,503
Evolent Health, Inc., Class A *
21,968 665,630
NextGen Healthcare, Inc. *
5,893 95,585
Phreesia, Inc. *
5,449 168,974
Schrodinger, Inc. *
1,860 92,851
Veradigm, Inc. *
6,265 78,939
1,155,482
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT, Inc., REIT
7,764 117,314
Braemar Hotels & Resorts, Inc.,
REIT 15,502 62,318
Chatham Lodging Trust, REIT
12,594 117,880
Ryman Hospitality Properties, Inc.,
REIT 4,056 376,884
Service Properties Trust, REIT
15,631 135,833
810,229
Hotels, Restaurants & Leisure - 3.0%
Bloomin' Brands, Inc.
4,823 129,691
Bowlero Corp. *
31,279 364,088
Chuy's Holdings, Inc. *
1,404 57,311
Dave & Buster's Entertainment,
Inc. * 2,675 119,198
Everi Holdings, Inc. *
12,227 176,802
Golden Entertainment, Inc. *
7,165 299,497
Hilton Grand Vacations, Inc. *
6,508 295,724
Inspired Entertainment, Inc. *
8,753 128,757
International Game Technology plc
12,105 386,028
Jack in the Box, Inc.
2,452 239,144
Krispy Kreme, Inc.
14,243 209,799
Kura Sushi USA, Inc., Class A *
4,154 386,114
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 3.0% (continued)
Life Time Group Holdings, Inc. *
17,912 352,329
Light & Wonder, Inc. *
6,913 475,338
Monarch Casino & Resort, Inc.
1,468 103,421
Papa John's International, Inc.
1,834 135,404
Red Rock Resorts, Inc., Class A
9,007 421,347
SeaWorld Entertainment, Inc. *
5,300 296,853
Shake Shack, Inc., Class A *
2,779 215,984
Target Hospitality Corp. *
27,910 374,552
Xponential Fitness, Inc., Class A *
13,333 229,994
5,397,375
Household Durables - 2.5%
Cavco Industries, Inc. *
701 206,795
Century Communities, Inc.
1,324 101,445
Cricut, Inc., Class A
12,809 156,270
Ethan Allen Interiors, Inc.
5,356 151,468
Green Brick Partners, Inc. *
10,380 589,584
Hovnanian Enterprises, Inc., Class
A * 574 56,946
Installed Building Products, Inc.
3,931 550,969
KB Home
7,140 369,209
La-Z-Boy, Inc.
2,370 67,877
LGI Homes, Inc. *
1,181 159,305
M/I Homes, Inc. *
3,328 290,168
MDC Holdings, Inc.
1,201 56,171
Meritage Homes Corp.
4,453 633,528
Skyline Champion Corp. *
4,386 287,064
Taylor Morrison Home Corp., Class
A * 12,669 617,867
Tri Pointe Homes, Inc. *
6,589 216,515
Vizio Holding Corp., Class A *
7,500 50,625
4,561,806
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,210 117,037
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc., Class A *
8,885 47,979
Montauk Renewables, Inc. *
10,784 80,233
Ormat Technologies, Inc.
7,488 602,484
730,696
Industrial REITs - 0.1%
Terreno Realty Corp., REIT 2,183 131,198
Insurance - 1.5%
Ambac Financial Group, Inc. *
4,724 67,270
American Equity Investment Life
Holding Co. 3,308 172,380
CNO Financial Group, Inc.
18,395 435,410
Donegal Group, Inc., Class A
4,646 67,042
Employers Holdings, Inc.
1,463 54,731
Genworth Financial, Inc., Class A *
52,650 263,250
Goosehead Insurance, Inc., Class
A * 877 55,154
HCI Group, Inc.
1,322 81,673

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 1.5% (continued)
MBIA, Inc. *
10,142 87,627
Oscar Health, Inc., Class A *
6,825 55,009
Safety Insurance Group, Inc.
4,337 311,050
Selective Insurance Group, Inc.
9,693 930,043
United Fire Group, Inc.
5,339 120,982
2,701,621
Interactive Media & Services - 0.1%
Cars.com, Inc. *
4,129 81,837
DHI Group, Inc. *
28,576 109,446
191,283
IT Services - 0.6%
Fastly, Inc., Class A *
8,184 129,061
Hackett Group, Inc. (The)
7,662 171,246
Information Services Group, Inc.
12,830 68,769
Perficient, Inc. *
1,821 151,744
Squarespace, Inc., Class A *
17,682 557,690
1,078,510
Leisure Products - 0.6%
Acushnet Holdings Corp.
11,141 609,190
Malibu Boats, Inc., Class A *
1,757 103,065
MasterCraft Boat Holdings, Inc. *
3,572 109,482
Vista Outdoor, Inc. *
8,213 227,254
1,048,991
Life Sciences Tools & Services - 0.3%
BioLife Solutions, Inc. *
4,839 106,942
CryoPort, Inc. *
3,165 54,596
Pacific Biosciences of California,
Inc. * 32,741 435,455
596,993
Machinery - 3.4%
Alamo Group, Inc.
1,547 284,509
Blue Bird Corp. *
3,155 70,924
Chart Industries, Inc. *
1,484 237,128
Columbus McKinnon Corp.
2,229 90,609
Energy Recovery, Inc. *
14,736 411,871
Enerpac Tool Group Corp., Class A
2,323 62,721
EnPro Industries, Inc.
786 104,955
ESCO Technologies, Inc.
800 82,904
Federal Signal Corp.
4,712 301,709
Franklin Electric Co., Inc.
3,328 342,451
Greenbrier Cos., Inc. (The)
3,458 149,040
Hillenbrand, Inc.
1,004 51,485
Hyster-Yale Materials Handling,
Inc. 1,577 88,060
Kadant, Inc.
1,754 389,563
Lindsay Corp.
1,848 220,540
Manitowoc Co., Inc. (The) *
4,561 85,884
Mueller Industries, Inc.
10,649 929,445
Omega Flex, Inc.
827 85,826
Shyft Group, Inc. (The)
11,427 252,080
INVESTMENTS SHARES VALUE ($)
Machinery - 3.4% (continued)
SPX Technologies, Inc. *
5,276 448,302
Standex International Corp.
738 104,405
Terex Corp.
9,136 546,607
Titan International, Inc. *
22,526 258,598
Wabash National Corp.
7,574 194,197
Watts Water Technologies, Inc.,
Class A 2,134 392,080
6,185,893
Marine Transportation - 0.0% (c)
Eagle Bulk Shipping, Inc. 1,206 57,936
Media - 0.2%
Entravision Communications Corp.,
Class A 16,919 74,274
Integral Ad Science Holding Corp. *
8,217 147,742
Scholastic Corp.
2,181 84,819
TechTarget, Inc. *
4,019 125,112
431,947
Metals & Mining - 2.3%
Alpha Metallurgical Resources, Inc.
1,767 290,424
ATI, Inc. *
18,824 832,586
Carpenter Technology Corp.
1,844 103,504
Commercial Metals Co.
13,838 728,709
Haynes International, Inc.
6,093 309,646
Hecla Mining Co.
30,456 156,848
Materion Corp.
1,695 193,569
Piedmont Lithium, Inc. *
863 49,804
Ryerson Holding Corp.
11,778 510,930
SunCoke Energy, Inc.
12,255 96,447
TimkenSteel Corp. *
13,711 295,746
Warrior Met Coal, Inc.
6,274 244,372
Worthington Industries, Inc.
3,857 267,946
4,080,531
Multi-Utilities - 0.1%
Unitil Corp. 2,475 125,507
Oil, Gas & Consumable Fuels - 4.3%
Amplify Energy Corp. *
23,769 160,916
Arch Resources, Inc.
467 52,659
Chord Energy Corp.
2,331 358,508
Civitas Resources, Inc.
8,480 588,258
CONSOL Energy, Inc.
7,235 490,605
CVR Energy, Inc.
8,045 241,028
Denbury, Inc. *
5,269 454,504
Dorian LPG Ltd.
16,781 430,433
Earthstone Energy, Inc., Class A *
4,030 57,589
Green Plains, Inc. *
7,657 246,862
Gulfport Energy Corp. *
1,193 125,348
International Seaways, Inc.
9,686 370,393
Kinetik Holdings, Inc., Class A
9,469 332,741
Kosmos Energy Ltd. (Ghana) *
51,315 307,377
Matador Resources Co.
4,373 228,795
Murphy Oil Corp.
2,147 82,230
NACCO Industries, Inc., Class A
3,986 138,155

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 4.3% (continued)
NextDecade Corp. *
33,179 272,400
Nordic American Tankers Ltd.
14,251 52,301
Northern Oil and Gas, Inc.
7,827 268,623
Par Pacific Holdings, Inc. *
3,323 88,425
PBF Energy, Inc., Class A
15,576 637,681
Peabody Energy Corp.
16,294 352,928
Permian Resources Corp., Class A
63,774 698,963
SandRidge Energy, Inc.
4,466 68,106
Scorpio Tankers, Inc. (Monaco)
8,478 400,416
Teekay Tankers Ltd., Class A
(Canada) 4,418 168,900
Uranium Energy Corp. *
36,931 125,565
7,800,709
Paper & Forest Products - 0.2%
Clearwater Paper Corp. *
4,377 137,088
Sylvamo Corp.
5,145 208,115
345,203
Passenger Airlines - 0.1%
Frontier Group Holdings, Inc. * 10,277 99,379
Personal Care Products - 1.5%
BellRing Brands, Inc. *
15,720 575,352
Edgewell Personal Care Co.
5,955 246,001
elf Beauty, Inc. *
11,460 1,309,076
Inter Parfums, Inc.
4,510 609,887
2,740,316
Pharmaceuticals - 3.0%
Amphastar Pharmaceuticals, Inc. *
6,080 349,418
Amylyx Pharmaceuticals, Inc. *
14,214 306,596
Axsome Therapeutics, Inc. *
7,740 556,196
Corcept Therapeutics, Inc. *
9,365 208,371
Cymabay Therapeutics, Inc. *
32,180 352,371
Enliven Therapeutics, Inc. *
9,481 193,507
Evolus, Inc. *
7,488 54,438
Harmony Biosciences Holdings,
Inc. * 2,329 81,958
Harrow Health, Inc. *
5,305 101,007
Intra-Cellular Therapies, Inc. *
8,242 521,884
Liquidia Corp. *
32,899 258,257
Ocular Therapeutix, Inc. *
10,208 52,673
Pliant Therapeutics, Inc. *
12,432 225,268
Prestige Consumer Healthcare,
Inc. * 8,785 522,093
Reata Pharmaceuticals, Inc., Class
A * 5,746 585,862
Revance Therapeutics, Inc. *
13,371 338,420
Supernus Pharmaceuticals, Inc. *
3,773 113,416
Terns Pharmaceuticals, Inc. *
18,063 158,051
Ventyx Biosciences, Inc. *
10,138 332,526
5,312,312
INVESTMENTS SHARES VALUE ($)
Professional Services - 3.2%
Alight, Inc., Class A *
9,360 86,486
ASGN, Inc. *
4,902 370,738
Barrett Business Services, Inc.
1,086 94,699
CBIZ, Inc. *
11,004 586,293
CRA International, Inc.
2,601 265,302
CSG Systems International, Inc.
3,853 203,207
ExlService Holdings, Inc. *
5,261 794,727
Exponent, Inc.
2,475 230,967
Franklin Covey Co. *
4,967 216,959
Huron Consulting Group, Inc. *
5,824 494,516
ICF International, Inc.
3,314 412,229
Insperity, Inc.
4,904 583,380
Kforce, Inc.
1,508 94,491
Maximus, Inc.
6,251 528,272
NV5 Global, Inc. *
2,047 226,746
Resources Connection, Inc.
7,165 112,562
TriNet Group, Inc. *
875 83,099
TTEC Holdings, Inc.
4,096 138,609
Verra Mobility Corp., Class A *
7,464 147,190
5,670,472
Real Estate Management & Development - 0.3%
St Joe Co. (The) 10,523 508,682
Residential REITs - 0.2%
Apartment Investment and
Management Co., Class A, REIT 14,887 126,837
BRT Apartments Corp., REIT
8,698 172,221
299,058
Retail REITs - 0.7%
Kite Realty Group Trust, REIT
10,352 231,264
Phillips Edison & Co., Inc., REIT
6,856 233,652
Saul Centers, Inc., REIT
2,403 88,503
Tanger Factory Outlet Centers,
Inc., REIT 19,764 436,191
Whitestone, REIT
23,833 231,180
1,220,790
Semiconductors & Semiconductor Equipment - 4.0%
Aehr Test Systems *
3,951 162,979
Alpha & Omega Semiconductor
Ltd. * 5,537 181,614
Amkor Technology, Inc.
26,399 785,370
Axcelis Technologies, Inc. *
5,819 1,066,797
Cohu, Inc. *
3,690 153,356
Diodes, Inc. *
3,126 289,124
FormFactor, Inc. *
3,422 117,101
Impinj, Inc. *
4,043 362,455
indie Semiconductor, Inc., Class A
(China) * 16,385 154,019
MACOM Technology Solutions
Holdings, Inc. * 13,053 855,363
Onto Innovation, Inc. *
884 102,959
PDF Solutions, Inc. *
10,306 464,801
Photronics, Inc. *
8,662 223,393

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.0% (continued)
Power Integrations, Inc.
973 92,114
Rambus, Inc. *
21,751 1,395,762
Silicon Laboratories, Inc. *
1,917 302,387
SkyWater Technology, Inc. *
7,261 68,399
Ultra Clean Holdings, Inc. *
3,328 127,995
Veeco Instruments, Inc. *
8,355 214,556
7,120,544
Software - 5.1%
A10 Networks, Inc.
23,567 343,843
Agilysys, Inc. *
7,503 515,006
Altair Engineering, Inc., Class A *
8,707 660,339
Appfolio, Inc., Class A *
5,314 914,752
Applied Digital Corp. *
13,244 123,831
Blackbaud, Inc. *
2,681 190,834
BlackLine, Inc. *
2,202 118,512
Box, Inc., Class A *
12,736 374,184
C3.ai, Inc., Class A *
15,343 558,945
Clear Secure, Inc., Class A
12,550 290,783
CommVault Systems, Inc. *
980 71,168
Instructure Holdings, Inc. *
18,190 457,660
Intapp, Inc. *
14,150 593,026
InterDigital, Inc.
2,627 253,637
Marathon Digital Holdings, Inc. *
5,099 70,672
MicroStrategy, Inc., Class A *
915 313,314
Model N, Inc. *
6,700 236,912
N-able, Inc. *
18,204 262,320
OneSpan, Inc. *
3,511 52,103
PagerDuty, Inc. *
6,901 155,134
PowerSchool Holdings, Inc., Class
A * 31,224 597,627
Progress Software Corp.
927 53,859
Qualys, Inc. *
1,482 191,430
Riot Platforms, Inc. *
9,004 106,427
Sprinklr, Inc., Class A *
4,696 64,946
Sprout Social, Inc., Class A *
1,132 52,253
SPS Commerce, Inc. *
4,812 924,193
Tenable Holdings, Inc. *
2,534 110,356
Varonis Systems, Inc., Class B *
2,100 55,965
Workiva, Inc. *
1,781 181,056
Yext, Inc. *
11,326 128,097
Zeta Global Holdings Corp., Class
A * 15,194 129,757
9,152,941
Specialized REITs - 0.2%
Farmland Partners, Inc., REIT
9,873 120,549
Four Corners Property Trust, Inc.,
REIT 2,805 71,247
PotlatchDeltic Corp., REIT
1,840 97,244
289,040
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.
11,188 604,712
Asbury Automotive Group, Inc. *
1,970 473,627
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.0% (continued)
Buckle, Inc. (The)
5,074 175,560
Build-A-Bear Workshop, Inc.
6,434 137,816
Caleres, Inc.
7,483 179,068
Destination XL Group, Inc. *
26,645 130,561
Foot Locker, Inc.
10,230 277,335
Group 1 Automotive, Inc.
884 228,160
ODP Corp. (The) *
8,720 408,270
Shoe Carnival, Inc.
5,985 140,528
Signet Jewelers Ltd.
3,658 238,721
Sonic Automotive, Inc., Class A
5,550 264,569
Upbound Group, Inc.
1,631 50,773
Urban Outfitters, Inc. *
5,330 176,583
Winmark Corp.
586 194,828
3,681,111
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. *
9,014 229,857
IonQ, Inc. *
4,586 62,049
Super Micro Computer, Inc. *
7,077 1,763,942
2,055,848
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. *
7,720 868,037
Kontoor Brands, Inc.
4,214 177,409
Movado Group, Inc.
7,797 209,194
Oxford Industries, Inc.
2,986 293,882
1,548,522
Tobacco - 0.4%
Universal Corp.
7,011 350,130
Vector Group Ltd.
29,267 374,910
725,040
Trading Companies & Distributors - 3.4%
Applied Industrial Technologies,
Inc. 5,103 739,067
Beacon Roofing Supply, Inc. *
4,115 341,463
BlueLinx Holdings, Inc. *
3,458 324,291
Boise Cascade Co.
6,317 570,741
Custom Truck One Source, Inc. *
11,401 76,843
GATX Corp.
5,118 658,891
Global Industrial Co.
7,404 205,609
GMS, Inc. *
1,844 127,605
Herc Holdings, Inc.
2,377 325,292
Hudson Technologies, Inc. *
25,425 244,589
McGrath RentCorp
2,877 266,065
MRC Global, Inc. *
9,353 94,185
NOW, Inc. *
15,443 159,989
Rush Enterprises, Inc., Class A
10,250 622,585
Textainer Group Holdings Ltd.
(China) 12,271 483,232
Titan Machinery, Inc. *
3,594 106,023
Transcat, Inc. *
1,499 127,880

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.4% (continued)
Veritiv Corp.
4,296 539,621
6,013,971
Water Utilities - 0.6%
American States Water Co.
5,663 492,681
Artesian Resources Corp., Class A
2,870 135,521
Cadiz, Inc. *
10,859 44,088
California Water Service Group
4,557 235,278
SJW Group
2,732 191,540
1,099,108
Wireless Telecommunication Services - 0.1%
Gogo, Inc. * 11,638 197,962
TOTAL COMMON STOCKS
(Cost $126,136,177) 170,882,147
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment
Fund, 5.10% (d)
(Cost $4,906,194) 4,908,158 4,906,194
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.1%
(Cost $131,042,371) 175,788,341
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.9% (e) 3,370,792
NET ASSETS - 100.0% 179,159,133
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,558,379 0.9%
Consumer Discretionary 21,585,021 12.0
Consumer Staples 11,445,020 6.4
Energy 12,327,430 6.9
Financials 14,175,482 7.9
Health Care 32,751,636 18.3
Industrials 34,066,693 18.9
Information Technology 28,001,978 15.6
Materials 7,842,347 4.4
Real Estate 3,604,389 2.1
Utilities 3,523,772 2.0
Investment Companies 4,906,194 2.7
Total Investments In Securities
At Value 175,788,341 98.1
Other Assets in Excess of
Liabilities (e) 3,370,792 1.9
Net Assets
$ 179,159,133 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $291,064, which represents 0.16% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of June 30, 2023 in accordance with procedures approved by the Board of
Trustees. Total value of all such securities at June 30, 2023 amounted to $7,235, which represents 0.00% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 75 9/2023 USD $ 7,138,875 $ 77,626
$ 77,626

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.4%
Australia - 4.3%
BHP Group Ltd. 103,622 3,115,081
Brambles Ltd. 63,239 608,079
Fortescue Metals Group Ltd. 119,202 1,768,805
Glencore plc 112,789 639,501
Goodman Group, REIT 83,782 1,126,268
Origin Energy Ltd. 49,728 279,499
Pilbara Minerals Ltd. 158,496 520,923
REA Group Ltd. 5,051 485,216
Rio Tinto plc 1,840 116,931
Suncorp Group Ltd. 32,626 293,152
Wesfarmers Ltd. 25,533 841,805
WiseTech Global Ltd. 7,564 405,720
Woodside Energy Group Ltd. 45,438 1,051,053
11,252,033
—
Austria - 0.1%
voestalpine AG 5,181 186,186
Belgium - 0.0% (a)
KBC Group NV 1,101 76,851
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 7,921 342,551
Canada - 7.8%
Alimentation Couche-Tard, Inc. (1) 6,837 350,585
AltaGas Ltd. (1) 6,848 123,029
Cameco Corp. (1) 18,342 574,455
Canadian National Railway Co. (1) 2,758 333,979
Canadian Natural Resources Ltd.
(1) 1,752 98,501
Canadian Pacific Kansas City Ltd.
(1) 34,551 2,790,682
Cenovus Energy, Inc. (1) 48,819 829,158
Constellation Software, Inc. (1) 758 1,570,506
Dollarama, Inc. (1) 8,369 566,799
Fairfax Financial Holdings Ltd. (1) 480 359,539
Franco-Nevada Corp. (1) 3,210 457,505
Hydro One Ltd. (1)(b) 27,458 784,514
Imperial Oil Ltd. (1) 18,904 967,211
Intact Financial Corp. (1) 11,224 1,732,974
Loblaw Cos. Ltd. (1) 2,251 206,078
Lumine Group, Inc. (1)*(c) 2,271 31,149
Manulife Financial Corp. (1) 11,369 214,893
National Bank of Canada (1) 12,593 938,237
Restaurant Brands International,
Inc. (1) 18,952 1,469,379
Shopify, Inc., Class A (1)* 25,872 1,672,135
Teck Resources Ltd., Class B (1) 14,180 596,636
Thomson Reuters Corp. (1) 18,161 2,451,985
WSP Global, Inc. (1) 10,904 1,440,587
20,560,516
—
China - 0.6%
Budweiser Brewing Co. APAC Ltd.
(b) 108,469 280,681
Prosus NV 16,015 1,172,845
1,453,526
—
INVESTMENTS SHARES VALUE ($)
Denmark - 4.8%
Danske Bank A/S * 52,781 1,285,556
DSV A/S 9,210 1,934,483
Genmab A/S * 2,731 1,034,933
Novo Nordisk A/S, Class B 41,333 6,676,927
Orsted A/S (b) 8,319 788,661
Pandora A/S 2,704 241,688
Tryg A/S 8,339 180,589
Vestas Wind Systems A/S * 22,648 602,150
12,744,987
—
Finland - 1.1%
Metso OYJ 15,657 188,929
Neste OYJ 13,396 515,790
Nordea Bank Abp 59,272 645,631
Sampo OYJ, Class A 23,105 1,037,701
UPM-Kymmene OYJ 13,209 393,586
Wartsila OYJ Abp 12,652 142,664
2,924,301
—
France - 11.6%
Air Liquide SA 5,291 948,862
Airbus SE 12,153 1,757,102
Alstom SA 4,006 119,582
AXA SA 15,112 446,579
BNP Paribas SA 14,930 942,172
Capgemini SE 1,728 327,184
Dassault Aviation SA 2,282 457,201
Dassault Systemes SE 9,102 403,318
Edenred 3,783 253,402
Engie SA 8,596 143,148
Hermes International 2,593 5,636,455
Legrand SA 2,537 251,680
L'Oreal SA 5,748 2,681,305
LVMH Moet Hennessy Louis
Vuitton SE 8,859 8,353,261
Orange SA 173,892 2,032,179
Publicis Groupe SA 6,627 531,858
Renault SA 22,207 936,993
Safran SA 10,806 1,693,405
Sartorius Stedim Biotech 580 144,857
Sodexo SA 6,697 737,456
Thales SA 8,232 1,233,392
Valeo 9,142 196,455
Vivendi SE 39,442 362,096
30,589,942
—
Germany - 9.5%
Bayerische Motoren Werke AG 17,010 2,092,350
Beiersdorf AG 3,147 416,737
Commerzbank AG 115,157 1,276,614
Continental AG 3,775 285,203
Deutsche Boerse AG 2,277 420,367
Deutsche Lufthansa AG
(Registered) * 63,254 648,578
Deutsche Telekom AG (Registered) 68,314 1,490,510
Hannover Rueck SE 2,710 575,329
Heidelberg Materials AG 2,505 206,008
Infineon Technologies AG 52,845 2,176,276
Mercedes-Benz Group AG 16,036 1,290,758
Merck KGaA 3,909 647,056

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 9.5% (continued)
MTU Aero Engines AG 1,752 454,415
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,870 2,579,085
Rheinmetall AG 3,040 832,815
RWE AG 32,963 1,436,406
SAP SE 20,074 2,742,257
Siemens AG (Registered) 29,134 4,856,663
Siemens Energy AG * 20,262 358,269
Symrise AG, Class A 1,462 153,294
24,938,990
—
Hong Kong - 0.4%
AIA Group Ltd. 32,652 331,630
Hong Kong Exchanges & Clearing
Ltd. 2,886 109,348
Sino Land Co. Ltd. 113,701 139,978
Techtronic Industries Co. Ltd. 54,361 594,471
1,175,427
—
Italy - 3.6%
Coca-Cola HBC AG 12,754 380,450
Ferrari NV 8,665 2,833,004
Intesa Sanpaolo SpA 916,905 2,403,896
Mediobanca Banca di Credito
Finanziario SpA 7,318 87,615
Moncler SpA 9,045 625,803
Prysmian SpA 8,551 357,634
UniCredit SpA 120,674 2,806,102
9,494,504
—
Japan - 22.3%
Advantest Corp. 4,583 617,257
Aeon Co. Ltd. 3,900 79,858
Ajinomoto Co., Inc. 14,088 561,222
Bandai Namco Holdings, Inc. 26,477 613,136
BayCurrent Consulting, Inc. 8,300 312,096
Capcom Co. Ltd. 12,730 504,623
Chiba Bank Ltd. (The) 71,223 431,907
Chugai Pharmaceutical Co. Ltd. 52,869 1,505,657
Dai Nippon Printing Co. Ltd. 7,586 215,485
Daiichi Sankyo Co. Ltd. 87,406 2,777,263
Daikin Industries Ltd. 4,074 834,784
Disco Corp. 4,052 642,428
Eisai Co. Ltd. 2,800 189,767
Fast Retailing Co. Ltd. 5,856 1,501,916
Fujitsu Ltd. 5,008 648,450
Hamamatsu Photonics KK 2,122 104,176
Hankyu Hanshin Holdings, Inc. 6,365 210,453
Hikari Tsushin, Inc. 1,995 286,346
Hitachi Ltd. 18,161 1,129,188
Honda Motor Co. Ltd. 19,773 599,001
Hoshizaki Corp. 9,092 326,427
Hoya Corp. 11,287 1,350,673
Ibiden Co. Ltd. 1,800 102,415
Iida Group Holdings Co. Ltd. 4,644 78,478
Inpex Corp. 11,054 121,444
Isuzu Motors Ltd. 18,670 226,490
ITOCHU Corp. 76,629 3,043,823
Japan Post Bank Co. Ltd. 48,286 376,546
INVESTMENTS SHARES VALUE ($)
Japan - 22.3% (continued)
Japan Tobacco, Inc. 113,798 2,492,858
Keisei Electric Railway Co. Ltd. 2,900 120,203
Keyence Corp. 3,110 1,477,737
Kikkoman Corp. 3,395 193,884
Kintetsu Group Holdings Co. Ltd. 12,645 437,925
Kobe Bussan Co. Ltd. 3,200 83,056
Konami Group Corp. 2,207 115,737
Kurita Water Industries Ltd. 3,960 152,034
Lasertec Corp. 680 102,759
Marubeni Corp. 81,042 1,381,281
MatsukiyoCocokara & Co. 5,200 292,090
Mazda Motor Corp. 68,992 666,752
Mitsubishi Corp. 44,552 2,153,951
Mitsubishi HC Capital, Inc. 328,815 1,952,309
Mitsubishi Heavy Industries Ltd. 14,172 661,907
Mitsui & Co. Ltd. 32,926 1,246,178
Mitsui OSK Lines Ltd. 3,936 94,697
Mizuho Financial Group, Inc. 39,461 603,180
MonotaRO Co. Ltd. 13,409 171,239
Nexon Co. Ltd. 7,044 135,081
Nippon Paint Holdings Co. Ltd. 43,944 363,681
Nippon Steel Corp. 37,339 781,478
Nippon Yusen KK 84,601 1,878,874
Nissan Chemical Corp. 4,838 208,613
Nissin Foods Holdings Co. Ltd. 15,615 1,291,127
Nitori Holdings Co. Ltd. 2,207 247,833
Nomura Research Institute Ltd. 24,822 685,768
NTT Data Group Corp. 10,609 148,748
Obic Co. Ltd. 7,723 1,239,606
Olympus Corp. 8,269 130,860
Oracle Corp. Japan 1,100 81,811
Oriental Land Co. Ltd. 11,881 463,193
Otsuka Corp. 2,000 77,903
Pan Pacific International Holdings
Corp. 10,500 188,052
Panasonic Holdings Corp. 19,519 239,341
Recruit Holdings Co. Ltd. 13,918 444,198
Renesas Electronics Corp. * 54,651 1,031,391
Resona Holdings, Inc. 97,250 465,631
Rohm Co. Ltd. 3,565 337,692
Seven & i Holdings Co. Ltd. 2,462 106,364
Shimadzu Corp. 10,609 327,909
Shimano, Inc. 934 156,358
Shin-Etsu Chemical Co. Ltd. 17,509 585,115
Shionogi & Co. Ltd. 3,311 139,656
Shiseido Co. Ltd. 3,956 179,324
Shizuoka Financial Group, Inc. 62,736 453,240
Sony Group Corp. 5,432 490,348
Sumitomo Corp. 10,251 217,475
Sumitomo Electric Industries Ltd. 20,028 245,387
Sumitomo Mitsui Financial Group,
Inc. 122,721 5,259,755
Suzuki Motor Corp. 16,809 609,541
T&D Holdings, Inc. 16,200 237,587
Taisei Corp. 26,222 916,154
Takeda Pharmaceutical Co. Ltd. 27,335 858,936
TDK Corp. 2,100 81,910
Terumo Corp. 8,657 275,723
Tobu Railway Co. Ltd. 16,463 441,425
Tokio Marine Holdings, Inc. 4,500 103,741

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 22.3% (continued)
Tokyo Electron Ltd. 4,329 623,499
Tokyo Gas Co. Ltd. 11,627 253,673
Toyota Tsusho Corp. 5,778 288,762
Unicharm Corp. 8,657 321,910
USS Co. Ltd. 4,662 77,183
Yakult Honsha Co. Ltd. 6,705 424,065
Yamaha Corp. 4,244 163,482
Yamaha Motor Co. Ltd. 15,381 442,176
Yaskawa Electric Corp. 4,800 221,295
58,733,960
—
Macau - 0.2%
Galaxy Entertainment Group Ltd. * 13,311 84,801
Sands China Ltd. * 92,968 318,388
403,189
—
Netherlands - 8.0%
ABN AMRO Bank NV, CVA (b) 25,341 393,881
ASM International NV 2,571 1,091,657
ASML Holding NV 9,948 7,215,568
Ferrovial SE (1) 5,734 181,264
ING Groep NV 115,813 1,561,344
JDE Peet's NV (1) 3,058 90,964
Shell plc 256,683 7,657,288
Wolters Kluwer NV 22,087 2,804,463
20,996,429
—
Norway - 0.3%
Kongsberg Gruppen ASA 7,733 351,497
Norsk Hydro ASA 92,607 552,055
903,552
—
Singapore - 0.7%
DBS Group Holdings Ltd. 25,212 588,770
Singapore Exchange Ltd. 60,675 432,079
STMicroelectronics NV 17,718 883,657
1,904,506
—
South Africa - 0.1%
Anglo American plc 9,105 259,251
South Korea - 0.1%
Delivery Hero SE *(b) 4,791 211,379
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria
SA 162,242 1,246,457
Enagas SA 32,822 645,071
Iberdrola SA 169,050 2,207,591
Industria de Diseno Textil SA 17,153 665,327
4,764,446
—
Sweden - 2.8%
Alfa Laval AB 22,988 838,548
Atlas Copco AB, Class A 50,466 728,572
Epiroc AB, Class A 5,791 109,692
Evolution AB (b) 7,216 914,439
Hexagon AB, Class B 96,475 1,186,674
Investor AB, Class B 57,517 1,150,633
Nibe Industrier AB, Class B 53,339 507,166
Saab AB, Class B 5,066 274,253
INVESTMENTS SHARES VALUE ($)
Sweden - 2.8% (continued)
Sandvik AB 10,002 195,281
Swedbank AB, Class A 4,978 84,009
Volvo AB, Class B 60,885 1,260,017
7,249,284
—
Switzerland - 3.8%
ABB Ltd. (Registered) 23,954 942,371
Chocoladefabriken Lindt &
Spruengli AG 14 176,022
Cie Financiere Richemont SA
(Registered) 11,299 1,919,338
EMS-Chemie Holding AG
(Registered) 698 528,952
Geberit AG (Registered) 251 131,545
Givaudan SA (Registered) 101 335,011
Kuehne + Nagel International AG
(Registered) 1,898 562,239
Lonza Group AG (Registered) 2,045 1,222,323
Novartis AG (Registered) 5,448 549,264
Partners Group Holding AG 1,321 1,245,491
SIG Group AG 5,681 156,947
Sika AG (Registered) 4,195 1,201,451
UBS Group AG (Registered) 50,350 1,020,528
9,991,482
—
United Kingdom - 9.7%
3i Group plc 7,191 178,243
abrdn plc 34,419 95,581
Ashtead Group plc 29,123 2,019,124
Associated British Foods plc 3,595 91,036
AstraZeneca plc 18,025 2,583,961
Aviva plc 82,791 416,543
BAE Systems plc 120,683 1,423,003
BP plc 445,279 2,592,583
Bunzl plc 14,576 555,463
Compass Group plc 51,559 1,443,814
Croda International plc 3,835 274,143
HSBC Holdings plc 619,630 4,906,133
Imperial Brands plc 40,935 906,074
JD Sports Fashion plc 171,867 319,260
London Stock Exchange Group plc 9,284 988,128
NatWest Group plc 351,192 1,073,415
Phoenix Group Holdings plc 20,794 140,691
Reckitt Benckiser Group plc 15,577 1,170,625
Rolls-Royce Holdings plc * 480,555 924,109
SSE plc 20,284 475,662
Standard Chartered plc 112,397 977,864
Unilever plc 31,555 1,643,203
Whitbread plc 5,777 248,680
Wise plc, Class A * 20,391 170,440
25,617,778
—
United States - 2.7%
CSL Ltd. 9,497 1,758,644
Experian plc 4,463 171,294
Ferguson plc 6,233 984,512
Holcim AG 6,023 405,994
Jackson Financial, Inc., Class A (1) 223 6,826
Sanofi 11,923 1,283,580
Schneider Electric SE 8,827 1,603,660

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 2.7% (continued)
Stellantis NV 52,532 923,554
7,138,064
—
TOTAL COMMON STOCKS
(Cost $169,227,983) 253,913,134
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3.0%
Limited Purpose Cash Investment
Fund, 5.10% (1)(d)
(Cost $7,932,429) 7,935,604 7,932,429
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $177,160,412) 261,845,563
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (e) 1,498,233
NET ASSETS - 100.0% 263,343,796
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,657,300 2.1%
Consumer Discretionary 41,337,902 15.7
Consumer Staples 14,419,517 5.5
Energy 14,407,482 5.5
Financials 45,558,213 17.3
Health Care 23,130,079 8.8
Industrials 57,863,017 22.0
Information Technology 28,037,564 10.6
Materials 15,098,560 5.7
Real Estate 1,266,246 0.5
Utilities 7,137,254 2.7
Investment Companies 7,932,429 3.0
Total Investments In Securities
At Value 261,845,563 99.4
Other Assets in Excess of
Liabilities (e) 1,498,233 0.6
Net Assets
$ 263,343,796 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $3,373,555, which represents 1.28% of net assets of the Fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $31,149, which represents 0.01% of net assets of the Fund.
(d) Represents 7-day effective yield as of June 30, 2023.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 66 9/2023 USD $ 7,113,150 $ (12,376)
$ (12,376)

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.8%
L3Harris Technologies, Inc.
6,080 1,190,282
Lockheed Martin Corp.
93,028 42,828,231
Northrop Grumman Corp.
45,643 20,804,079
64,822,592
Air Freight & Logistics - 2.3%
CH Robinson Worldwide, Inc.
328,540 30,997,749
Expeditors International of
Washington, Inc. 407,544 49,365,805
80,363,554
Beverages - 4.1%
Coca-Cola Co. (The)
827,129 49,809,708
Molson Coors Beverage Co., Class
B 188,576 12,415,844
Monster Beverage Corp. *
524,151 30,107,233
PepsiCo, Inc.
272,726 50,514,310
142,847,095
Biotechnology - 4.5%
AbbVie, Inc.
43,759 5,895,650
Amgen, Inc.
41,330 9,176,087
Gilead Sciences, Inc.
644,093 49,640,247
Incyte Corp. *
51,143 3,183,652
Regeneron Pharmaceuticals, Inc. *
36,501 26,227,429
United Therapeutics Corp. *
59,651 13,167,958
Vertex Pharmaceuticals, Inc. *
147,673 51,967,605
159,258,628
Capital Markets - 1.5%
CME Group, Inc.
231,063 42,813,663
Intercontinental Exchange, Inc.
73,438 8,304,369
51,118,032
Chemicals - 0.9%
Air Products and Chemicals, Inc.
50,037 14,987,583
CF Industries Holdings, Inc.
95,520 6,630,998
Corteva, Inc.
170,601 9,775,437
NewMarket Corp.
3,042 1,223,249
32,617,267
Commercial Services & Supplies - 2.4%
Cintas Corp.
43,038 21,393,329
Copart, Inc. *
54,508 4,971,675
Republic Services, Inc., Class A
156,349 23,947,976
Rollins, Inc.
108,838 4,661,532
Waste Management, Inc.
179,362 31,104,958
86,079,470
Communications Equipment - 1.5%
Cisco Systems, Inc.
982,561 50,837,706
Ubiquiti, Inc.
5,596 983,497
51,821,203
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.0% (a)
MDU Resources Group, Inc. 67,958 1,423,041
Construction Materials - 0.1%
Knife River Corp. * 79,180 3,444,330
Consumer Staples Distribution & Retail - 4.7%
Casey's General Stores, Inc.
82,008 20,000,111
Costco Wholesale Corp.
94,324 50,782,155
Dollar General Corp.
36,221 6,149,602
Kroger Co. (The)
763,798 35,898,506
Walmart, Inc.
329,695 51,821,460
164,651,834
Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc. * 33,898 3,498,613
Diversified Telecommunication Services - 2.7%
AT&T, Inc.
2,781,594 44,366,424
Verizon Communications, Inc.
1,409,235 52,409,450
96,775,874
Electric Utilities - 2.8%
Alliant Energy Corp.
64,199 3,369,163
American Electric Power Co., Inc.
58,682 4,941,024
Avangrid, Inc.
237,340 8,942,971
Duke Energy Corp.
353,786 31,748,756
Evergy, Inc.
39,221 2,291,291
Exelon Corp.
40,444 1,647,689
IDACORP, Inc.
46,618 4,783,007
NextEra Energy, Inc.
100,359 7,446,638
Pinnacle West Capital Corp.
93,921 7,650,805
PPL Corp.
268,683 7,109,352
Xcel Energy, Inc.
318,018 19,771,179
99,701,875
Electrical Equipment - 0.3%
Eaton Corp. plc
30,731 6,180,004
Hubbell, Inc., Class B
10,449 3,464,471
9,644,475
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A
145,780 12,384,011
Littelfuse, Inc.
3,718 1,083,091
13,467,102
Entertainment - 0.9%
Electronic Arts, Inc. 239,732 31,093,240
Financial Services - 3.1%
Jack Henry & Associates, Inc.
28,136 4,707,997
Mastercard, Inc., Class A
119,773 47,106,721
MGIC Investment Corp.
195,810 3,091,840
Visa, Inc., Class A
223,753 53,136,862
108,043,420

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food Products - 5.7%
Archer-Daniels-Midland Co.
49,290 3,724,352
Flowers Foods, Inc.
450,270 11,202,718
General Mills, Inc.
256,146 19,646,398
Hershey Co. (The)
196,100 48,966,170
Hormel Foods Corp.
409,287 16,461,523
Ingredion, Inc.
9,603 1,017,438
J M Smucker Co. (The)
225,775 33,340,194
Kraft Heinz Co. (The)
870,503 30,902,857
McCormick & Co., Inc.
(Non-Voting) 54,954 4,793,637
Mondelez International, Inc., Class
A 401,242 29,266,592
199,321,879
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 4,473,157
Ground Transportation - 1.8%
JB Hunt Transport Services, Inc.
42,894 7,765,101
Knight-Swift Transportation
Holdings, Inc., Class A 28,781 1,599,072
Landstar System, Inc.
113,538 21,860,606
Old Dominion Freight Line, Inc.
66,536 24,601,686
U-Haul Holding Co.
2,125 117,555
Union Pacific Corp.
31,927 6,532,903
62,476,923
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories
216,198 23,569,906
Becton Dickinson & Co.
92,507 24,422,773
Edwards Lifesciences Corp. *
185,526 17,500,668
GE HealthCare Technologies, Inc.
48,058 3,904,232
Hologic, Inc. *
102,165 8,272,300
Intuitive Surgical, Inc. *
42,721 14,608,019
Medtronic plc
259,093 22,826,093
ResMed, Inc.
43,011 9,397,903
Stryker Corp.
46,469 14,177,227
138,679,121
Health Care Providers & Services - 5.8%
Centene Corp. *
227,256 15,328,417
Chemed Corp.
23,276 12,607,911
Cigna Group (The)
128,889 36,166,253
CVS Health Corp.
230,805 15,955,550
Elevance Health, Inc.
24,550 10,907,320
Henry Schein, Inc. *
60,979 4,945,397
Humana, Inc.
100,516 44,943,719
McKesson Corp.
20,507 8,762,846
Premier, Inc., Class A
140,438 3,884,515
Quest Diagnostics, Inc.
11,436 1,607,444
UnitedHealth Group, Inc.
104,503 50,228,322
205,337,694
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 18,763 3,710,008
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. *
594 1,603,996
McDonald's Corp.
129,349 38,599,035
40,203,031
Household Durables - 0.2%
Garmin Ltd. 75,680 7,892,667
Household Products - 3.9%
Church & Dwight Co., Inc.
311,938 31,265,546
Clorox Co. (The)
37,109 5,901,815
Colgate-Palmolive Co.
499,480 38,479,939
Kimberly-Clark Corp.
66,600 9,194,796
Procter & Gamble Co. (The)
341,392 51,802,822
136,644,918
Industrial Conglomerates - 0.8%
Honeywell International, Inc. 127,725 26,502,938
Insurance - 6.7%
Allstate Corp. (The)
141,721 15,453,258
Aon plc, Class A
88,688 30,615,098
Arch Capital Group Ltd. *
72,482 5,425,278
Arthur J Gallagher & Co.
96,160 21,113,851
Assurant, Inc.
56,703 7,128,701
Assured Guaranty Ltd.
18,808 1,049,486
Chubb Ltd.
69,000 13,286,640
CNA Financial Corp.
26,466 1,022,117
Erie Indemnity Co., Class A
20,859 4,380,599
Everest Re Group Ltd.
55,003 18,803,325
Markel Group, Inc. *
2,100 2,904,678
Marsh & McLennan Cos., Inc.
138,620 26,071,650
Progressive Corp. (The)
284,952 37,719,096
Reinsurance Group of America,
Inc. 43,956 6,096,258
RenaissanceRe Holdings Ltd.
33,348 6,220,069
Travelers Cos., Inc. (The)
155,356 26,979,123
Unum Group
124,806 5,953,246
W R Berkley Corp.
59,131 3,521,842
White Mountains Insurance Group
Ltd. 1,821 2,529,205
236,273,520
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A *
389,637 46,639,549
Meta Platforms, Inc., Class A *
23,135 6,639,282
53,278,831
IT Services - 0.9%
Accenture plc, Class A
45,607 14,073,408
Akamai Technologies, Inc. *
60,052 5,396,873
Amdocs Ltd.
90,648 8,960,555
VeriSign, Inc. *
11,716 2,647,465
31,078,301

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.
25,468 3,062,527
Danaher Corp.
141,242 33,898,080
Mettler-Toledo International, Inc. *
6,964 9,134,261
QIAGEN NV *
75,128 3,383,014
Thermo Fisher Scientific, Inc.
71,822 37,473,128
West Pharmaceutical Services, Inc.
34,960 13,371,151
100,322,161
Machinery - 0.8%
Caterpillar, Inc.
29,977 7,375,841
Cummins, Inc.
9,380 2,299,601
IDEX Corp.
19,384 4,172,600
Illinois Tool Works, Inc.
40,234 10,064,937
Lincoln Electric Holdings, Inc.
19,883 3,949,360
Toro Co. (The)
10,458 1,063,056
28,925,395
Media - 0.1%
Fox Corp., Class A 70,264 2,388,976
Metals & Mining - 0.3%
Newmont Corp.
212,083 9,047,461
Royal Gold, Inc.
16,946 1,945,062
10,992,523
Multi-Utilities - 1.7%
Ameren Corp.
137,976 11,268,500
CMS Energy Corp.
44,983 2,642,751
Consolidated Edison, Inc.
244,269 22,081,918
DTE Energy Co.
84,134 9,256,423
Public Service Enterprise Group,
Inc. 23,476 1,469,832
WEC Energy Group, Inc.
128,444 11,333,898
58,053,322
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.
107,327 16,887,904
ConocoPhillips
70,324 7,286,270
EOG Resources, Inc.
152,710 17,476,132
Exxon Mobil Corp.
295,140 31,653,765
Marathon Petroleum Corp.
21,924 2,556,338
75,860,409
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.
151,807 9,708,058
Eli Lilly & Co.
112,165 52,603,142
Johnson & Johnson
308,028 50,984,794
Merck & Co., Inc.
337,813 38,980,242
Pfizer, Inc.
188,883 6,928,228
159,204,464
Professional Services - 3.0%
Automatic Data Processing, Inc.
99,408 21,848,884
Booz Allen Hamilton Holding Corp.,
Class A 15,816 1,765,066
INVESTMENTS SHARES VALUE ($)
Professional Services - 3.0% (continued)
CACI International, Inc., Class A *
53,086 18,093,832
CoStar Group, Inc. *
132,914 11,829,346
FTI Consulting, Inc. *
135,009 25,678,712
Leidos Holdings, Inc.
32,037 2,834,634
Paychex, Inc.
112,609 12,597,569
Robert Half International, Inc.
26,932 2,025,825
Science Applications International
Corp. 11,171 1,256,514
Verisk Analytics, Inc., Class A
32,852 7,425,537
105,355,919
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. *
8,590 978,487
Analog Devices, Inc.
25,044 4,878,822
Broadcom, Inc.
32,808 28,458,643
Enphase Energy, Inc. *
5,955 997,343
First Solar, Inc. *
31,896 6,063,111
Texas Instruments, Inc.
173,553 31,243,011
72,619,417
Software - 4.8%
Adobe, Inc. *
69,536 34,002,409
ANSYS, Inc. *
11,289 3,728,418
Cadence Design Systems, Inc. *
142,727 33,472,336
Dolby Laboratories, Inc., Class A
112,322 9,399,105
Manhattan Associates, Inc. *
33,515 6,698,978
Microsoft Corp.
124,646 42,446,949
Oracle Corp.
61,492 7,323,082
Roper Technologies, Inc.
55,140 26,511,312
Synopsys, Inc. *
16,359 7,122,872
170,705,461
Specialized REITs - 0.1%
Public Storage, REIT 9,602 2,802,632
Specialty Retail - 2.8%
AutoZone, Inc. *
12,409 30,940,104
Home Depot, Inc. (The)
10,083 3,132,183
Lowe's Cos., Inc.
42,948 9,693,364
O'Reilly Automotive, Inc. *
35,632 34,039,250
Ulta Beauty, Inc. *
44,291 20,843,123
98,648,024
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
273,885 53,125,473
Hewlett Packard Enterprise Co.
468,772 7,875,370
61,000,843
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. *
13,589 7,170,372
Lululemon Athletica, Inc. *
27,866 10,547,281
17,717,653

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Tobacco - 1.1%
Altria Group, Inc.
269,489 12,207,851
Philip Morris International, Inc.
274,627 26,809,088
39,016,939
Trading Companies & Distributors - 0.5%
Fastenal Co.
80,827 4,767,985
WW Grainger, Inc.
17,520 13,816,097
18,584,082
Water Utilities - 0.3%
American Water Works Co., Inc.
58,709 8,380,710
Essential Utilities, Inc.
51,592 2,059,036
10,439,746
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc. * 387,556 53,831,528
TOTAL COMMON STOCKS
(Cost $2,212,680,940) 3,433,014,127
SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3.4%
Limited Purpose Cash Investment
Fund, 5.10% (b)
(Cost $118,651,816) 118,699,296 118,651,817
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.8%
(Cost $2,331,332,756) 3,551,665,944
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.8)% (c) (27,175,955)
NET ASSETS - 100.0% 3,524,489,989
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 237,368,450 6.7%
Consumer Discretionary 167,959,987 4.8
Consumer Staples 682,482,666 19.4
Energy 75,860,409 2.2
Financials 395,434,972 11.2
Health Care 766,512,077 21.7
Industrials 484,178,387 13.7
Information Technology 400,692,327 11.4
Materials 47,054,120 1.3
Real Estate 2,802,632 0.1
Utilities 172,668,100 4.9
Investment Companies 118,651,817 3.4
Total Investments In Securities
At Value 3,551,665,944 100.8
Liabilities in Excess of Other
Assets (c) (27,175,955) (0.8)
Net Assets
$ 3,524,489,989 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of June 30, 2023.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 423 9/2023 USD $ 94,926,488 $ 1,541,279
$ 1,541,279

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.0%
Australia - 8.3%
Aurizon Holdings Ltd. 318,655 833,667
BHP Group Ltd. 99,943 3,004,483
Cochlear Ltd. 7,214 1,105,243
Coles Group Ltd. 64,049 786,451
Computershare Ltd. 24,204 377,728
Fortescue Metals Group Ltd. 29,644 439,879
Glencore plc 150,663 854,242
Medibank Pvt Ltd. 77,630 182,351
Northern Star Resources Ltd. 31,199 254,174
Pilbara Minerals Ltd. 421,510 1,385,362
QBE Insurance Group Ltd. 31,119 324,908
REA Group Ltd. 11,269 1,082,537
Rio Tinto plc 7,399 470,204
Santos Ltd. 66,457 332,517
Sonic Healthcare Ltd. 62,675 1,490,515
Telstra Group Ltd. 1,371,473 3,934,344
Treasury Wine Estates Ltd. 180,326 1,352,293
Vicinity Ltd., REIT 105,078 129,406
Washington H Soul Pattinson &
Co. Ltd. 37,810 802,671
Wesfarmers Ltd. 34,228 1,128,473
WiseTech Global Ltd. 17,122 918,394
Woolworths Group Ltd. 85,111 2,255,121
23,444,963
—
Austria - 0.1%
Mondi plc 24,674 376,437
Belgium - 0.7%
Ageas SA/NV 13,886 562,927
Anheuser-Busch InBev SA/NV 4,779 270,862
Elia Group SA/NV 3,102 394,121
Groupe Bruxelles Lambert NV 4,492 354,121
UCB SA 2,856 253,209
1,835,240
—
Brazil - 0.9%
Wheaton Precious Metals Corp. (1) 37,759 1,632,921
Yara International ASA 26,365 931,526
2,564,447
—
Canada - 11.8%
Agnico Eagle Mines Ltd. (1) 2,765 138,067
Alimentation Couche-Tard, Inc. (1) 19,956 1,023,296
Bank of Montreal (1) 1,972 178,094
Bank of Nova Scotia (The) (1) 11,706 585,676
BCE, Inc. (1) 36,079 1,644,968
Canadian Imperial Bank of
Commerce (1) 11,478 490,051
Canadian National Railway Co. (1) 8,555 1,035,964
Canadian Pacific Kansas City Ltd.
(1) 12,615 1,018,913
Canadian Utilities Ltd., Class A (1) 38,965 1,009,163
CGI, Inc. (1)* 18,980 2,001,514
Constellation Software, Inc. (1) 883 1,829,495
Emera, Inc. (1) 14,915 614,276
Fortis, Inc. (1) 43,359 1,868,553
Franco-Nevada Corp. (1) 17,747 2,529,391
George Weston Ltd. (1) 1,315 155,467
INVESTMENTS SHARES VALUE ($)
Canada - 11.8% (continued)
Hydro One Ltd. (1)(a) 107,653 3,075,800
Imperial Oil Ltd. (1) 18,089 925,512
Intact Financial Corp. (1) 11,764 1,816,349
Loblaw Cos. Ltd. (1) 37,753 3,456,264
Lumine Group, Inc. (1)*(b) 2,895 39,707
Manulife Financial Corp. (1) 6,431 121,557
Metro, Inc., Class A (1) 43,531 2,458,569
RB Global, Inc. (1) 13,848 831,037
Rogers Communications, Inc.,
Class B (1) 9,625 439,128
Royal Bank of Canada (1) 12,411 1,185,310
Saputo, Inc. (1) 3,202 71,738
Sun Life Financial, Inc. (1) 3,828 199,556
Teck Resources Ltd., Class B (1) 3,924 165,106
Thomson Reuters Corp. (1) 1,064 143,683
Toronto-Dominion Bank (The) (1) 14,183 879,084
West Fraser Timber Co. Ltd. (1) 14,652 1,258,761
33,190,049
—
China - 1.1%
BOC Hong Kong Holdings Ltd. 346,500 1,061,443
Budweiser Brewing Co. APAC Ltd.
(a) 548,300 1,418,815
SITC International Holdings Co.
Ltd. 169,000 309,468
Wilmar International Ltd. 155,300 437,513
3,227,239
—
Denmark - 3.4%
AP Moller - Maersk A/S, Class B 113 198,682
Carlsberg A/S, Class B 10,858 1,738,704
Coloplast A/S, Class B 6,574 822,645
Genmab A/S * 5,896 2,234,335
Novo Nordisk A/S, Class B 24,533 3,963,058
ROCKWOOL A/S, Class B 2,452 634,104
9,591,528
—
Finland - 1.0%
Elisa OYJ 11,296 603,030
Kone OYJ, Class B 4,637 242,258
Neste OYJ 6,625 255,084
Nokia OYJ 79,412 332,725
Orion OYJ, Class B 22,876 949,377
UPM-Kymmene OYJ 10,003 298,058
2,680,532
—
France - 8.8%
Air Liquide SA 8,312 1,490,633
AXA SA 8,126 240,134
BioMerieux 2,933 307,958
Bouygues SA 25,369 852,231
Capgemini SE 1,687 319,421
Carrefour SA 37,270 706,294
Danone SA 17,518 1,073,563
Dassault Aviation SA 10,864 2,176,614
Dassault Systemes SE 20,125 891,758
Engie SA 76,996 1,282,208
EssilorLuxottica SA 1,091 205,730
Hermes International 1,373 2,984,517
Ipsen SA 8,896 1,070,867

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 8.8% (continued)
La Francaise des Jeux SAEM (a) 2,348 92,414
L'Oreal SA 8,650 4,035,018
Orange SA 84,827 991,326
Pernod Ricard SA 3,684 814,071
Remy Cointreau SA 3,386 543,523
Societe Generale SA 28,921 752,127
Thales SA 4,719 707,043
TotalEnergies SE 42,453 2,436,999
Ubisoft Entertainment SA * 15,193 429,437
Vivendi SE 38,148 350,217
24,754,103
—
Germany - 4.0%
Allianz SE (Registered) 1,648 383,858
Beiersdorf AG 27,517 3,643,898
Carl Zeiss Meditec AG 628 67,915
Deutsche Boerse AG 1,426 263,260
Evonik Industries AG 7,012 133,612
Fresenius Medical Care AG & Co.
KGaA 8,303 396,810
Hannover Rueck SE 2,193 465,571
MTU Aero Engines AG 454 117,754
Rational AG 544 393,911
RWE AG 22,192 967,045
SAP SE 14,333 1,957,994
Scout24 SE (a) 6,891 436,653
Siemens Healthineers AG (a) 13,052 739,727
Telefonica Deutschland Holding AG 412,272 1,160,344
11,128,352
—
Hong Kong - 3.1%
CK Asset Holdings Ltd. 106,500 591,795
CLP Holdings Ltd. 314,000 2,445,620
Hang Seng Bank Ltd. 15,900 226,664
HKT Trust & HKT Ltd. 74,000 86,164
Hong Kong & China Gas Co. Ltd. 681,487 590,161
MTR Corp. Ltd. 190,500 876,980
Power Assets Holdings Ltd. 516,500 2,711,357
Sino Land Co. Ltd. 125,866 154,955
Sun Hung Kai Properties Ltd. 52,000 657,000
Swire Properties Ltd. 125,800 309,954
WH Group Ltd. (a) 192,000 102,254
8,752,904
—
Italy - 0.6%
Assicurazioni Generali SpA 13,836 281,369
Coca-Cola HBC AG 28,120 838,816
Enel SpA 30,046 202,583
Snam SpA 46,962 245,440
Terna - Rete Elettrica Nazionale 13,966 119,118
1,687,326
—
Japan - 21.5%
Astellas Pharma, Inc. 63,400 944,183
Bandai Namco Holdings, Inc. 14,700 340,413
Brother Industries Ltd. 50,800 743,538
Canon, Inc. 125,900 3,309,488
Capcom Co. Ltd. 52,200 2,069,231
Chugai Pharmaceutical Co. Ltd. 23,400 666,409
Dai Nippon Printing Co. Ltd. 4,100 116,463
INVESTMENTS SHARES VALUE ($)
Japan - 21.5% (continued)
Daito Trust Construction Co. Ltd. 5,400 547,051
Disco Corp. 5,100 808,585
FUJIFILM Holdings Corp. 20,000 1,191,663
Fujitsu Ltd. 7,500 971,122
Hamamatsu Photonics KK 10,300 505,662
Hoshizaki Corp. 2,800 100,527
Hoya Corp. 26,200 3,135,256
Inpex Corp. 40,500 444,952
Ito En Ltd. 2,700 74,669
Japan Post Bank Co. Ltd. 120,000 935,789
Japan Post Holdings Co. Ltd. 68,600 493,045
Japan Tobacco, Inc. 137,300 3,007,693
Kajima Corp. 20,800 314,051
Kakaku.com, Inc. 7,400 106,597
Kao Corp. 4,000 145,160
KDDI Corp. 136,900 4,227,898
Keyence Corp. 2,200 1,045,345
Kikkoman Corp. 12,200 696,725
Kirin Holdings Co. Ltd. 46,400 677,565
Kobayashi Pharmaceutical Co. Ltd. 29,600 1,609,461
Koei Tecmo Holdings Co. Ltd. 31,400 543,892
Koito Manufacturing Co. Ltd. 6,200 112,512
Komatsu Ltd. 10,800 292,119
Konami Group Corp. 1,800 94,394
Kyocera Corp. 11,800 641,473
Kyowa Kirin Co. Ltd. 17,700 328,074
McDonald's Holdings Co. Japan
Ltd. (1) 4,400 171,066
MEIJI Holdings Co. Ltd. 24,400 544,873
Mitsubishi Electric Corp. 10,200 144,196
Mitsui & Co. Ltd. 4,100 155,176
Murata Manufacturing Co. Ltd. 1,500 86,161
Nexon Co. Ltd. 57,100 1,094,989
Nintendo Co. Ltd. 46,100 2,101,622
Nippon Telegraph & Telephone
Corp. 1,785,000 2,112,202
Nissan Chemical Corp. 2,400 103,487
Nisshin Seifun Group, Inc. 23,900 295,424
Nissin Foods Holdings Co. Ltd. 9,900 818,582
Nitto Denko Corp. 7,000 519,580
Nomura Research Institute Ltd. 7,461 206,128
Obayashi Corp. 11,000 95,132
Obic Co. Ltd. 2,100 337,068
Oji Holdings Corp. 158,800 593,764
Ono Pharmaceutical Co. Ltd. 15,000 270,651
Oracle Corp. Japan 13,200 981,732
Osaka Gas Co. Ltd. 78,500 1,203,233
Otsuka Corp. 23,600 919,259
Otsuka Holdings Co. Ltd. 19,600 718,961
Recruit Holdings Co. Ltd. 26,500 845,757
Renesas Electronics Corp. * 26,000 490,680
Rohm Co. Ltd. 1,200 113,669
SCSK Corp. 41,700 656,234
Secom Co. Ltd. 17,700 1,197,909
Seiko Epson Corp. 29,100 454,315
Sekisui Chemical Co. Ltd. 20,900 301,946
Seven & i Holdings Co. Ltd. 1,900 82,084
SG Holdings Co. Ltd. 9,800 139,790
Shin-Etsu Chemical Co. Ltd. 8,800 294,078
Shizuoka Financial Group, Inc. 60,300 435,641

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 21.5% (continued)
SoftBank Corp. 55,700 595,171
Square Enix Holdings Co. Ltd. 5,500 255,903
Suntory Beverage & Food Ltd. 67,900 2,461,492
Sysmex Corp. 10,200 698,669
TIS, Inc. 28,600 716,583
Tokyo Gas Co. Ltd. 52,800 1,151,970
TOPPAN, Inc. 14,900 322,014
Tosoh Corp. 62,300 736,892
Trend Micro, Inc. 14,900 721,256
Unicharm Corp. 14,500 539,181
USS Co. Ltd. 24,000 397,337
Yakult Honsha Co. Ltd. 36,000 2,276,858
ZOZO, Inc. 3,800 78,830
60,678,550
—
Luxembourg - 0.1%
ArcelorMittal SA 3,269 89,192
Eurofins Scientific SE 2,841 180,539
269,731
—
Netherlands - 3.2%
Argenx SE * 2,612 1,018,669
ASML Holding NV 1,503 1,090,169
Heineken NV 7,100 730,140
JDE Peet's NV (1) 11,060 328,992
Koninklijke Ahold Delhaize NV 85,044 2,899,408
Koninklijke KPN NV 77,116 275,302
Randstad NV 9,566 504,508
Shell plc 64,890 1,935,778
Wolters Kluwer NV 1,717 218,013
9,000,979
—
Norway - 2.2%
Equinor ASA 98,805 2,877,090
Gjensidige Forsikring ASA 57,466 920,596
Mowi ASA 14,995 237,911
Norsk Hydro ASA 35,780 213,294
Orkla ASA 242,946 1,746,886
Telenor ASA 6,850 69,456
6,065,233
—
Portugal - 0.3%
Jeronimo Martins SGPS SA 31,646 871,802
Singapore - 3.0%
DBS Group Holdings Ltd. 56,200 1,312,426
Oversea-Chinese Banking Corp.
Ltd. 332,900 3,028,388
Singapore Telecommunications Ltd. 942,400 1,745,486
United Overseas Bank Ltd. 70,900 1,471,264
Venture Corp. Ltd. 71,500 780,622
8,338,186
—
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria
SA 47,605 365,735
Endesa SA 8,628 185,395
Iberdrola SA 72,838 951,177
Industria de Diseno Textil SA 37,696 1,462,145
INVESTMENTS SHARES VALUE ($)
Spain - 1.3% (continued)
Redeia Corp. SA 36,434 612,712
3,577,164
—
Sweden - 1.8%
Boliden AB 13,304 385,526
Essity AB, Class B 30,372 808,857
Evolution AB (a) 1,381 175,006
Industrivarden AB, Class A 9,177 254,517
L E Lundbergforetagen AB, Class B 10,068 428,741
Swedish Orphan Biovitrum AB * 80,200 1,567,531
Tele2 AB, Class B 139,048 1,149,969
Volvo AB, Class B 12,485 258,377
5,028,524
—
Switzerland - 5.2%
Alcon, Inc. 4,045 335,583
Baloise Holding AG (Registered) 7,909 1,163,352
Barry Callebaut AG (Registered) 263 508,137
BKW AG 3,106 549,141
Chocoladefabriken Lindt &
Spruengli AG 93 1,169,288
EMS-Chemie Holding AG
(Registered) 596 451,655
Geberit AG (Registered) 400 209,634
Kuehne + Nagel International AG
(Registered) 4,123 1,221,343
Lonza Group AG (Registered) 644 384,927
Novartis AG (Registered) 29,656 2,989,901
Schindler Holding AG 1,336 313,702
Sonova Holding AG (Registered) 3,148 840,004
Swisscom AG (Registered) 5,381 3,358,501
Zurich Insurance Group AG 2,611 1,242,023
14,737,191
—
United Kingdom - 9.5%
Admiral Group plc 2,973 78,736
Associated British Foods plc 55,315 1,400,735
AstraZeneca plc 12,430 1,781,894
Auto Trader Group plc (a) 271,631 2,109,086
Aviva plc 79,813 401,560
BAE Systems plc 69,661 821,390
BP plc 249,852 1,454,733
British American Tobacco plc 115,661 3,842,889
CK Hutchison Holdings Ltd. 48,500 296,012
Diageo plc 61,975 2,664,367
Imperial Brands plc 78,477 1,737,046
Intertek Group plc 1,716 93,021
J Sainsbury plc 214,882 734,570
Johnson Matthey plc 5,364 119,079
Kingfisher plc 52,858 155,785
National Grid plc 71,175 943,665
Next plc 1,031 90,404
Reckitt Benckiser Group plc 33,113 2,488,471
Sage Group plc (The) 125,322 1,472,147
Schroders plc 20,076 111,695
Smith & Nephew plc 27,031 436,100
Tesco plc 356,617 1,124,965
Unilever plc 26,769 1,393,975

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.5% (continued)
Vodafone Group plc 980,970 924,887
26,677,212
—
United States - 4.1%
CSL Ltd. 11,635 2,154,555
Ferguson plc 3,146 496,916
GSK plc 20,352 360,690
Holcim AG 1,641 110,615
Nestle SA (Registered) 29,022 3,491,103
QIAGEN NV * 26,210 1,178,139
Roche Holding AG 6,779 2,070,782
Sanofi 9,982 1,074,620
Swiss Re AG 4,603 463,811
11,401,231
—
TOTAL COMMON STOCKS
(Cost $233,693,087) 269,878,923
PREFERRED STOCKS - 1.3%
Germany - 1.3%
Henkel AG & Co. KGaA
(Preference)
(Cost $3,488,076) 46,595 3,726,494
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (1)(c) 123 123
Limited Purpose Cash Investment
Fund, 5.10% (1)(c) 7,625,445 7,622,395
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,620,250) 7,622,518
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $244,801,413) 281,227,935
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (d)(e) (96,329)
NET ASSETS - 100.0% 281,131,606
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 33,992,736 12.1%
Consumer Discretionary 7,490,848 2.7
Consumer Staples 72,318,330 25.7
Energy 10,662,665 3.8
Financials 24,464,400 8.7
Health Care 36,743,525 13.1
Industrials 18,906,088 6.7
Information Technology 26,533,907 9.4
Materials 18,980,019 6.8
Real Estate 2,390,160 0.8
Utilities 21,122,739 7.5
Investment Companies 7,622,518 2.7
Total Investments In Securities
At Value 281,227,935 100.0
Liabilities in Excess of Other
Assets (d) (96,329) 0.0(e )
Net Assets
$ 281,131,606 100.0%

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2023 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $8,149,755, which represents 2.90% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2023 amounted to $39,707, which represents 0.01% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Includes appreciation/(depreciation) on futures contracts.
(e) Represents less than 0.05% of net assets.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 62 9/2023 USD $ 6,682,050 $ 43,984
$ 43,984

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.7%
Australia - 2.5%
ASX Ltd. (2) 891 37,496
BHP Group Ltd. (2) 87,236 2,622,484
BlueScope Steel Ltd. (2) 187,729 2,583,680
Dexus, REIT (2) 15,954 83,086
Goodman Group, REIT (2) 25,367 341,005
GPT Group (The), REIT (2) 42,925 118,777
Lendlease Corp. Ltd. (2) 2,927 15,187
Mirvac Group, REIT (2) 95,677 144,482
Pilbara Minerals Ltd. (2) 121,109 398,045
Scentre Group, REIT (2) 90,560 160,157
Sonic Healthcare Ltd. (2) 21,237 505,051
South32 Ltd. (2) 421,914 1,062,209
Stockland, REIT (2) 49,658 133,495
Vicinity Ltd., REIT (2) 97,628 120,231
8,325,385
—
Belgium - 0.4%
Ageas SA/NV (2) 24,640 998,887
Solvay SA (2) 1,728 193,225
1,192,112
—
Canada - 1.9%
Air Canada * 14,486 273,263
ARC Resources Ltd. 100,021 1,334,116
Bank of Montreal 2,870 259,194
Empire Co. Ltd., Class A 7,331 208,240
Great-West Lifeco, Inc. 1,345 39,058
Imperial Oil Ltd. 17,988 920,345
Manulife Financial Corp. 4,685 88,554
Nutrien Ltd. 12,953 764,713
Parkland Corp. 4,158 103,577
Power Corp. of Canada 7,139 192,170
Restaurant Brands International,
Inc. 5,705 442,318
RioCan, REIT 11,451 166,654
Shopify, Inc., Class A * 5,642 364,648
Suncor Energy, Inc. 14,311 419,797
West Fraser Timber Co. Ltd. 9,921 852,319
6,428,966
—
China - 0.5%
BOC Hong Kong Holdings Ltd. (2) 112,500 344,624
NXP Semiconductors NV 3,094 633,280
SITC International Holdings Co.
Ltd. (2) 387,000 708,663
1,686,567
—
Denmark - 0.7%
AP Moller - Maersk A/S, Class B (2) 1,262 2,218,908
Danske Bank A/S (2)* 5,712 139,124
2,358,032
—
Finland - 0.2%
Metso OYJ (2) 18,734 226,058
Nokia OYJ (2) 102,120 427,868
653,926
—
INVESTMENTS SHARES VALUE ($)
France - 2.2%
BNP Paribas SA (2) 9,012 568,711
Cie de Saint-Gobain (2) 38,827 2,364,036
Dassault Aviation SA (2) 4,828 967,295
Renault SA (2) 27,155 1,145,766
Societe Generale SA (2) 5,908 153,645
Sodexo SA (2) 1,377 151,632
TotalEnergies SE (2) 34,123 1,958,818
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 183,181
7,493,084
—
Germany - 2.4%
Bayerische Motoren Werke AG (2) 27,285 3,356,249
Commerzbank AG (2) 19,998 221,695
Daimler Truck Holding AG (2) 8,574 309,025
Deutsche Bank AG (Registered) (2) 306,825 3,225,580
Deutsche Lufthansa AG
(Registered) (2)* 21,004 215,366
E.ON SE (2) 10,502 134,157
Fresenius SE & Co. KGaA (2) 1,365 37,861
GEA Group AG (2) 2,949 123,463
Heidelberg Materials AG (2) 1,124 92,436
Mercedes-Benz Group AG (2) 3,225 259,584
7,975,416
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 14,581
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 199,637
Link, REIT (2) 18,329 102,040
New World Development Co. Ltd.
(2) 95,000 234,797
WH Group Ltd. (2)(a) 432,000 230,072
781,127
—
Italy - 0.8%
Eni SpA (2) 12,904 185,771
UniCredit SpA (2) 107,061 2,489,551
2,675,322
—
Japan - 6.0%
Dai-ichi Life Holdings, Inc. (2) 6,300 119,825
Daito Trust Construction Co. Ltd.
(2) 486 49,235
Daiwa House Industry Co. Ltd. (2) 2,451 64,760
Fujitsu Ltd. (2) 1,300 168,328
Hulic Co. Ltd. (2) 1,500 12,853
Idemitsu Kosan Co. Ltd. (2) 6,900 138,449
Iida Group Holdings Co. Ltd. (2) 50,600 855,081
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 143,184
Japan Post Insurance Co. Ltd. (2) 105,600 1,587,055
Japan Real Estate Investment
Corp., REIT (2) 30 114,167
JFE Holdings, Inc. (2) 214,300 3,063,754
Kajima Corp. (2) 6,800 102,671
Kao Corp. (2) 33,300 1,208,454
Kobayashi Pharmaceutical Co.
Ltd. (2) 10,900 592,673
Kose Corp. (2) 900 86,517

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 6.0% (continued)
Mazda Motor Corp. (2) 162,500 1,570,431
McDonald's Holdings Co. Japan
Ltd. 3,800 147,739
Mitsubishi Corp. (2) 20,900 1,010,450
Mitsubishi Estate Co. Ltd. (2) 5,764 68,478
Mitsui Chemicals, Inc. (2) 3,200 94,322
Mitsui Fudosan Co. Ltd. (2) 4,598 91,645
Mizuho Financial Group, Inc. (2) 112,500 1,719,615
Nippon Building Fund, Inc., REIT
(2) 22 86,508
Nippon Steel Corp. (2) 106,500 2,228,968
Nippon Yusen KK (2) 18,100 401,977
Nomura Real Estate Holdings, Inc.
(2) 1,000 23,775
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 134,946
Obayashi Corp. (2) 27,700 239,559
Panasonic Holdings Corp. (2) 65,500 803,156
Renesas Electronics Corp. (2)* 55,000 1,037,977
Shiseido Co. Ltd. (2) 15,000 679,946
Subaru Corp. (2) 11,400 214,705
SUMCO Corp. (2) 6,000 85,123
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 65,025
Tosoh Corp. (2) 51,300 606,783
ZOZO, Inc. (2) 6,100 126,542
19,744,676
—
Luxembourg - 0.1%
ArcelorMittal SA (2) 17,951 489,778
Macau - 0.1%
Sands China Ltd. (2)* 121,200 415,075
Netherlands - 1.1%
ING Groep NV (2) 19,668 265,156
NN Group NV (2) 50,349 1,863,802
OCI NV (2) 19,960 479,419
Shell plc (2) 38,971 1,162,571
3,770,948
—
Russia - 0.0%
Evraz plc (3)*(b) 77,212 –
Singapore - 0.0% (c)
Singapore Exchange Ltd. (2) 4,067 28,962
Spain - 1.2%
Banco Santander SA (2) 97,211 359,889
Repsol SA (2) 253,266 3,683,499
4,043,388
—
Sweden - 0.4%
Assa Abloy AB, Class B (2) 11,772 282,963
Investor AB, Class B (2) 8,816 176,365
Skanska AB, Class B (2) 26,682 374,361
SKF AB, Class B (2) 19,054 332,025
Svenska Handelsbanken AB, Class
A (2) 25,525 213,702
Swedbank AB, Class A (2) 5,044 85,123
1,464,539
—
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.2%
ABB Ltd. (Registered) (2) 11,399 448,446
Baloise Holding AG (Registered) (2) 2,765 406,710
Novartis AG (Registered) (2) 28,676 2,891,099
Swatch Group AG (The) (2) 314 91,811
Swiss Life Holding AG (Registered)
(2) 271 158,721
3,996,787
—
United Kingdom - 4.5%
3i Group plc (2) 9,545 236,592
Aviva plc (2) 194,782 979,998
Barclays plc (2) 1,691,367 3,304,240
Barratt Developments plc (2) 75,435 396,465
BP plc (2) 283,861 1,652,746
British American Tobacco plc (2) 15,725 522,470
CK Hutchison Holdings Ltd. (2) 276,500 1,687,575
DCC plc (2) 1,573 87,996
HSBC Holdings plc (2) 426,101 3,373,801
Imperial Brands plc (2) 19,106 422,901
Just Eat Takeaway.com NV (2)*(a) 19,381 297,083
Legal & General Group plc (2) 238,187 689,623
Pearson plc (2) 12,679 132,925
Rolls-Royce Holdings plc (2)* 409,383 787,245
Whitbread plc (2) 11,293 486,125
15,057,785
—
United States - 61.3%
3M Co. 28,375 2,840,054
Activision Blizzard, Inc. * 3,912 329,782
Adobe, Inc. * 8,084 3,952,995
Advance Auto Parts, Inc. 12,773 897,942
Akamai Technologies, Inc. * 21,704 1,950,538
Ally Financial, Inc. 48,372 1,306,528
Alphabet, Inc., Class A * 49,392 5,912,222
Alphabet, Inc., Class C * 27,001 3,266,311
Altria Group, Inc. 88,206 3,995,732
Amazon.com, Inc. * 39,921 5,204,102
American Express Co. 4,364 760,209
American International Group, Inc. 46,147 2,655,298
American Tower Corp., REIT 4,396 852,560
Analog Devices, Inc. 493 96,041
Apple, Inc. 77,750 15,081,167
Applied Materials, Inc. 3,267 472,212
Archer-Daniels-Midland Co. 3,270 247,081
Arrow Electronics, Inc. * 8,314 1,190,814
AvalonBay Communities, Inc., REIT 811 153,498
Berkshire Hathaway, Inc., Class B * 6,896 2,351,536
Boeing Co. (The) * 540 114,026
Booking Holdings, Inc. * 1,470 3,969,485
Bristol-Myers Squibb Co. 16,364 1,046,478
Broadcom, Inc. 1,116 968,052
Capital One Financial Corp. 7,426 812,182
Cardinal Health, Inc. 36,733 3,473,840
Centene Corp. * 5,270 355,462
CF Industries Holdings, Inc. 46,780 3,247,468
Cheniere Energy, Inc. 6,708 1,022,031
Chevron Corp. 7,271 1,144,092
Chewy, Inc., Class A * 17,254 681,015
Cigna Group (The) 14,751 4,139,131
Cisco Systems, Inc. 53,279 2,756,655

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 61.3% (continued)
Citigroup, Inc. 83,822 3,859,165
Coca-Cola Co. (The) 24,520 1,476,594
Cognizant Technology Solutions
Corp., Class A 33,042 2,156,982
Crown Castle, Inc., REIT 1,970 224,462
CVS Health Corp. 56,124 3,879,852
Delta Air Lines, Inc. * 81,005 3,850,978
Digital Realty Trust, Inc., REIT 910 103,622
Discover Financial Services 7,712 901,147
DocuSign, Inc., Class A * 7,510 383,686
Domino's Pizza, Inc. 4,407 1,485,115
Dropbox, Inc., Class A * 32,728 872,856
Enphase Energy, Inc. * 2,043 342,162
EOG Resources, Inc. 1,866 213,545
Equinix, Inc., REIT 222 174,035
Equity Residential, REIT 2,048 135,107
Exxon Mobil Corp. 11,059 1,186,078
FedEx Corp. 2,755 682,965
Fidelity National Information
Services, Inc. 2,564 140,251
Ford Motor Co. 49,489 748,769
Gen Digital, Inc. 14,213 263,651
General Dynamics Corp. 5,063 1,089,304
General Motors Co. 105,261 4,058,864
Gilead Sciences, Inc. 9,056 697,946
GoDaddy, Inc., Class A * 28,751 2,160,063
Goldman Sachs Group, Inc. (The) 910 293,511
Hasbro, Inc. 16,795 1,087,812
Hewlett Packard Enterprise Co. 127,169 2,136,439
HF Sinclair Corp. 13,972 623,291
Horizon Therapeutics plc * 799 82,177
Humana, Inc. 2,280 1,019,456
Huntington Ingalls Industries, Inc. 11,563 2,631,739
Incyte Corp. * 2,360 146,910
Intel Corp. 22,701 759,121
Johnson & Johnson 1,837 304,060
Keurig Dr Pepper, Inc. 36,029 1,126,627
KLA Corp. 1,041 504,906
Kraft Heinz Co. (The) 2,616 92,868
Kroger Co. (The) 37,919 1,782,193
Lam Research Corp. 1,016 653,146
Lennar Corp., Class A 7,967 998,345
Lockheed Martin Corp. 2,211 1,017,900
LyondellBasell Industries NV, Class
A 3,592 329,853
Marathon Oil Corp. 23,318 536,780
Marathon Petroleum Corp. 11,280 1,315,248
McDonald's Corp. 8,165 2,436,518
McKesson Corp. 6,499 2,777,088
Meta Platforms, Inc., Class A * 24,179 6,938,889
Microchip Technology, Inc. 19,092 1,710,452
Microsoft Corp. 30,264 10,306,103
Molson Coors Beverage Co., Class
B 25,463 1,676,484
Mosaic Co. (The) 49,621 1,736,735
Netflix, Inc. * 3,915 1,724,518
NVIDIA Corp. 7,389 3,125,695
NVR, Inc. * 31 196,869
Owens Corning 18,684 2,438,262
PACCAR, Inc. 38,488 3,219,521
INVESTMENTS SHARES VALUE ($)
United States - 61.3% (continued)
PayPal Holdings, Inc. * 8,992 600,036
PG&E Corp. * 109,191 1,886,820
Phillips 66 3,433 327,440
Pioneer Natural Resources Co. 1,196 247,787
Prologis, Inc., REIT 2,980 365,437
Public Storage, REIT 2,484 725,030
PulteGroup, Inc. 49,116 3,815,331
Qorvo, Inc. * 2,798 285,480
QUALCOMM, Inc. 11,873 1,413,362
Regeneron Pharmaceuticals, Inc. * 113 81,195
Ross Stores, Inc. 4,314 483,729
Salesforce, Inc. * 13,865 2,929,120
Simon Property Group, Inc., REIT 1,723 198,972
Skyworks Solutions, Inc. 3,563 394,388
Southwest Airlines Co. 43,948 1,591,357
Splunk, Inc. * 3,247 344,474
SS&C Technologies Holdings, Inc. 1,971 119,443
Starbucks Corp. 3,769 373,357
Stellantis NV (2) 10,244 180,077
Stellantis NV (2) 127,863 2,247,933
Swiss Re AG (2) 11,277 1,136,302
Synchrony Financial 106,900 3,626,048
Tesla, Inc. * 14,563 3,812,157
Tyson Foods, Inc., Class A 37,405 1,909,151
Ulta Beauty, Inc. * 906 426,359
US Bancorp 31,004 1,024,372
Valero Energy Corp. 21,275 2,495,558
VeriSign, Inc. * 439 99,201
Verizon Communications, Inc. 14,946 555,842
Viatris, Inc. 175,178 1,748,276
VMware, Inc., Class A * 1,113 159,927
Walmart, Inc. 31,192 4,902,759
Welltower, Inc., REIT 3,001 242,751
Zoom Video Communications, Inc.,
Class A * 1,292 87,701
204,900,426
—
TOTAL COMMON STOCKS
(Cost $241,408,736) 293,482,301
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Porsche Automobil Holding SE
(Preference) (2)* 865 52,133
Volkswagen AG (Preference) (2) 12,966 1,743,573
TOTAL PREFERRED STOCKS
(Cost $1,794,317) 1,795,706

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 8.0%
INVESTMENT COMPANIES - 8.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.02% (d)(e) 4,684,942 4,684,942
Limited Purpose Cash Investment
Fund, 5.10% (d) 22,211,920 22,203,036
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,883,631) 26,887,978
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.2%
(Cost $270,086,684) 322,165,985
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.8% (f) 12,853,342
NET ASSETS - 100.0% 335,019,327
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,727,565 5.6%
Consumer Discretionary 45,792,172 13.7
Consumer Staples 21,160,761 6.3
Energy 20,671,539 6.2
Financials 43,993,690 13.1
Health Care 23,185,881 6.9
Industrials 32,756,894 9.8
Information Technology 60,274,615 18.0
Materials 20,846,193 6.2
Real Estate 5,833,139 1.8
Utilities 2,035,558 0.6
Investment Companies 26,887,978 8.0
Total Investments In Securities
At Value 322,165,985 96.2
Other Assets in Excess of
Liabilities (f ) 12,853,342 3.8
Net Assets
$ 335,019,327 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2023 amounted to $527,155, which represents 0.16% of net assets of the Fund.
(b) Security fair valued using significant unobservable inputs (Level
3) as of June 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2023.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Total return swap contracts outstanding as of June 30, 2023 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 09/15/2023 CHF (4,417,530) $ 19,797
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 6,501,281 202,704

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 JPY 616,206,079 $ 44,129
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.21%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 EUR 523,886 18,928
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.35%) Monthly JPMC 09/20/2023 CHF (1,498,930) 8,262
293,820
Amsterdam
Exchange Index
July Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 07/21/2023 EUR (10,232,772) (57,035)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.41%) Monthly JPMC 09/20/2023 EUR (75,269) (1,039)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.22%)
Increases in
total return of
reference entity
Monthly JPMC 09/20/2023 GBP 214,741 (2,951)
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly GSIN 09/20/2023 ILS 2,179,500 (22,769)
(83,794)
$ 210,026

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 19 7/2023 EUR $ 1,979,982 $ 44,666
MSCI Singapore Index 60 7/2023 SGD 1,281,721 4,738
FTSE 100 Index 132 9/2023 GBP 12,642,571 (138,115)
FTSE/MIB Index 199 9/2023 EUR 30,794,957 739,785
S&P 500 E-Mini Index 53 9/2023 USD 11,893,863 306,018
TOPIX Index 241 9/2023 JPY 38,213,936 1,060,152
2,017,244
Short Contracts
CAC 40 10 Euro Index (169) 7/2023 EUR (13,665,911) (152,994)
Hang Seng Index (39) 7/2023 HKD (4,680,149) 40,391
OMXS30 Index (280) 7/2023 SEK (6,013,249) (73,935)
DAX Index (32) 9/2023 EUR (14,204,805) (191,393)
S&P/TSX 60 Index (67) 9/2023 CAD (12,326,280) (197,710)
SPI 200 Index (5) 9/2023 AUD (596,288) 6,840
(568,801)
$ 1,448,443
Forward foreign currency exchange contracts outstanding as of June 30, 2023:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 31,509,033 USD 20,727,238 CITG 9/20/2023 $ 308,895
AUD 31,509,030 USD 20,727,133 JPMC 9/20/2023 308,993
CAD 10,390,500 USD 7,780,255 CITG 9/20/2023 72,754
CAD 10,390,500 USD 7,780,217 JPMC 9/20/2023 72,792
DKK 2,947,500 USD 427,987 CITG 9/20/2023 6,069
DKK 2,947,500 USD 427,985 JPMC 9/20/2023 6,071
EUR 37,551,199 USD 40,448,468 CITG 9/20/2023 688,266
EUR 37,551,193 USD 40,448,259 JPMC 9/20/2023 688,471
GBP 12,313,502 USD 15,313,158 CITG 9/20/2023 328,242
GBP 12,313,495 USD 15,313,072 JPMC 9/20/2023 328,323
HKD 274,000 USD 35,029 CITG 9/20/2023 1
HKD 274,000 USD 35,029 JPMC 9/20/2023 1
ILS 790,750 USD 213,518 CITG 9/20/2023 447
ILS 790,749 USD 213,517 JPMC 9/20/2023 449
NOK 68,298,937 USD 6,335,078 CITG 9/20/2023 45,436
NOK 68,298,937 USD 6,335,046 JPMC 9/20/2023 45,466
SEK 41,107,627 USD 3,791,766 CITG 9/20/2023 34,026
SEK 41,107,623 USD 3,791,747 JPMC 9/20/2023 34,045
SGD 1,500 USD 1,109 CITG 9/20/2023 3
SGD 1,500 USD 1,109 JPMC 9/20/2023 3
USD 1,309,565 AUD 1,954,500 CITG 9/20/2023 4,698
USD 1,309,572 AUD 1,954,500 JPMC 9/20/2023 4,704
USD 34,262 DKK 232,000 CITG 9/20/2023 98
USD 34,262 DKK 232,000 JPMC 9/20/2023 98
USD 4,657,059 EUR 4,234,500 CITG 9/20/2023 18,232
USD 4,657,083 EUR 4,234,500 JPMC 9/20/2023 18,256
USD 898,409 HKD 7,017,000 CITG 9/20/2023 1,319
USD 898,413 HKD 7,017,000 JPMC 9/20/2023 1,323

AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,861 ILS 28,500 CITG 9/20/2023 $ 150
USD 7,861 ILS 28,500 JPMC 9/20/2023 150
USD 23,436,634 JPY 3,234,435,502 CITG 9/20/2023 745,044
USD 23,436,751 JPY 3,234,435,498 JPMC 9/20/2023 745,162
USD 1,781,418 SEK 19,000,000 CITG 9/20/2023 13,132
USD 1,781,427 SEK 19,000,000 JPMC 9/20/2023 13,140
USD 33,496 SGD 45,000 CITG 9/20/2023 123
USD 33,496 SGD 45,000 JPMC 9/20/2023 123
Total unrealized appreciation 4,534,505
AUD 12,796,500 USD 8,659,475 CITG 9/20/2023 (116,247)
AUD 12,796,500 USD 8,659,432 JPMC 9/20/2023 (116,204)
CAD 7,844,501 USD 5,966,586 CITG 9/20/2023 (37,811)
CAD 7,844,499 USD 5,966,555 JPMC 9/20/2023 (37,781)
DKK 692,500 USD 102,678 CITG 9/20/2023 (698)
DKK 692,500 USD 102,678 JPMC 9/20/2023 (698)
GBP 267,000 USD 341,555 CITG 9/20/2023 (2,395)
GBP 267,000 USD 341,553 JPMC 9/20/2023 (2,393)
HKD 575,000 USD 73,604 CITG 9/20/2023 (94)
HKD 575,000 USD 73,603 JPMC 9/20/2023 (94)
ILS 299,250 USD 82,244 CITG 9/20/2023 (1,270)
ILS 299,250 USD 82,244 JPMC 9/20/2023 (1,270)
NOK 85,201,064 USD 8,037,818 CITG 9/20/2023 (78,302)
NOK 85,201,062 USD 8,037,778 JPMC 9/20/2023 (78,262)
SEK 28,535,875 USD 2,665,723 CITG 9/20/2023 (9,954)
SEK 28,535,874 USD 2,665,709 JPMC 9/20/2023 (9,941)
SGD 907,001 USD 674,093 CITG 9/20/2023 (1,439)
SGD 906,999 USD 674,088 JPMC 9/20/2023 (1,435)
USD 7,886,958 CAD 10,665,302 CITG 9/20/2023 (173,744)
USD 7,884,164 CAD 10,665,300 JPMC 9/20/2023 (176,536)
USD 26,531,164 CHF 23,808,004 CITG 9/20/2023 (289,287)
USD 26,531,287 CHF 23,807,996 JPMC 9/20/2023 (289,154)
USD 267,493 DKK 1,841,000 CITG 9/20/2023 (3,618)
USD 267,495 DKK 1,841,000 JPMC 9/20/2023 (3,616)
USD 2,586,282 EUR 2,374,000 CITG 9/20/2023 (14,397)
USD 2,586,294 EUR 2,374,000 JPMC 9/20/2023 (14,384)
USD 1,430,989 JPY 205,000,000 CITG 9/20/2023 (7,214)
USD 1,430,996 JPY 205,000,000 JPMC 9/20/2023 (7,207)
USD 10,331,351 NOK 113,865,000 CITG 9/20/2023 (305,961)
USD 10,331,403 NOK 113,864,999 JPMC 9/20/2023 (305,910)
USD 22,117,431 NZD 36,454,502 CITG 9/20/2023 (247,288)
USD 22,117,538 NZD 36,454,497 JPMC 9/20/2023 (247,178)
USD 2,321,064 SEK 25,000,000 CITG 9/20/2023 (5,629)
USD 2,321,076 SEK 25,000,000 JPMC 9/20/2023 (5,617)
Total unrealized depreciation (2,593,028)
Net unrealized appreciation $ 1,941,477

Schedule of Investments
AQR Funds | N-PORT Part F | June 2023
See notes to Schedule of Investments.
June 30, 2023 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
Euro Short-Term Rate ("ESTR"): 3.40%
Sterling Overnight Index Average (“SONIA”): 4.93%
Swiss Average Rate Overnight (“SARON”): 1.71%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.79%
Tokyo Overnight Average Rate (“TONAR”): -0.08%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2023
June 30, 2023 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 973,100,278 $ – $ – $ 973,100,278
Short-Term Investments ........................... 46,136,736 – – 46,136,736
Futures Contracts* ............................... 1,403,234 – – 1,403,234
Total Assets $ 1,020,640,248 $ – $ – $ 1,020,640,248
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 100,921,020 $ – $ 6,904 $ 100,927,924
Short-Term Investments ........................... 5,278,704 – – 5,278,704
Futures Contracts* ............................... 13,081 – – 13,081
Total Assets $ 106,212,805 $ – $ 6,904 $ 106,219,709
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 50,055,934 $ 407,647,371 $ – $ 457,703,305
Preferred Stocks
†
................................ – 647,888 – 647,888
Short-Term Investments ........................... 22,318,653 – – 22,318,653
Futures Contracts* ............................... 129,825 – – 129,825
Total Assets $ 72,504,412 $ 408,295,259 $ – $ 480,799,671

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2023
June 30, 2023 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 90,057,680 $ 381,285,654 $ –
(a)
$ 471,343,334
Preferred Stocks
†
................................ 7,215,676 – – 7,215,676
Short-Term Investments ........................... 27,817,637 – – 27,817,637
Total Assets $ 125,090,993 $ 381,285,654 $ –
(a)
$ 506,376,647
LIABILITIES
Futures Contracts* ............................... $ (188,797) $ – $ – $ (188,797)
Total Liabilities $ (188,797) $ – $ – $ (188,797)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 682,722,709 $ – $ – $ 682,722,709
Short-Term Investments ........................... 36,864,664 – – 36,864,664
Futures Contracts* ............................... 801,752 – – 801,752
Total Assets $ 720,389,125 $ – $ – $ 720,389,125
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 170,874,912 $ – $ 7,235 $ 170,882,147
Short-Term Investments ........................... 4,906,194 – – 4,906,194
Futures Contracts* ............................... 77,626 – – 77,626
Total Assets $ 175,858,732 $ – $ 7,235 $ 175,865,967
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 21,182,121 $ 232,731,013 $ – $ 253,913,134
Short-Term Investments ........................... 7,932,429 – – 7,932,429
Total Assets $ 29,114,550 $ 232,731,013 $ – $ 261,845,563
LIABILITIES
Futures Contracts* ............................... $ (12,376) $ – $ – $ (12,376)
Total Liabilities $ (12,376) $ – $ – $ (12,376)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,433,014,127 $ – $ – $ 3,433,014,127
Short-Term Investments ........................... 118,651,817 – – 118,651,817
Futures Contracts* ............................... 1,541,279 – – 1,541,279
Total Assets $ 3,553,207,223 $ – $ – $ 3,553,207,223
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 35,323,028 $ 234,555,895 $ – $ 269,878,923
Preferred Stocks
†
................................ – 3,726,494 – 3,726,494
Short-Term Investments ........................... 7,622,518 – – 7,622,518
Futures Contracts* ............................... 43,984 – – 43,984
Total Assets $ 42,989,530 $ 238,282,389 $ – $ 281,271,919
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 208,546,099 $ 84,936,202 $ –
(a)
$ 293,482,301
Preferred Stocks
†
................................ – 1,795,706 – 1,795,706
Short-Term Investments ........................... 26,887,978 – – 26,887,978
Futures Contracts* ............................... 2,202,590 – – 2,202,590
Forward Foreign Currency Exchange Contracts* ........ – 4,534,505 – 4,534,505
Total Return Swap Contracts* ....................... – 293,820 – 293,820
Total Assets $ 237,636,667 $ 91,560,233 $ –
(a)
$ 329,196,900

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2023
June 30, 2023 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (754,147) $ – $ – $ (754,147)
Forward Foreign Currency Exchange Contracts* ........ – (2,593,028) – (2,593,028)
Total Return Swap Contracts* ....................... – (83,794) – (83,794)
Total Liabilities $ (754,147) $ (2,676,822) $ – $ (3,430,969)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.